Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used, and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

April 16, 2026

We have served as the auditor of Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company since 2002.

SA-1

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	81,452	196,889	726,862	3,013,978	3,078,248
Cost	$822,292	$3,263,114	$12,677,050	$65,760,017	$39,389,375
Fair Value	$800,673	$4,099,218	$11,840,578	$81,528,115	$54,762,027
Due from Sponsor Company	—	—	34	—	231
Receivable for fund shares sold	—	—	—	—	—

Total assets	800,673	4,099,218	11,840,612	81,528,115	54,762,258

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	34	—	231

Total liabilities	—	—	34	—	231

Net assets:
For contract liabilities	$800,673	$4,099,218	$11,840,578	$81,528,115	$54,762,027

Deferred contracts in the accumulation period:
Units owned by participants #	29,458	240,191	258,260	1,312,765	680,638
Contract liability	$800,673	$4,099,218	$11,840,578	$81,528,115	$54,762,027

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-2

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Capital World Bond Fund® (Class 2)	American Funds IS® Capital World Growth and Income Fund® (Class 2)	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,125,810	259,401	673,652	1,506,151	1,360,488
Cost	$53,346,310	$2,927,178	$8,697,688	$42,178,439	$25,429,867
Fair Value	$48,028,837	$2,622,540	$12,381,716	$57,399,424	$25,903,689
Due from Sponsor Company	1,360	—	41	758	631
Receivable for fund shares sold	—	—	—	—	—

Total assets	48,030,197	2,622,540	12,381,757	57,400,182	25,904,320

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,360	—	41	758	631

Total liabilities	1,360	—	41	758	631

Net assets:
For contract liabilities	$48,028,837	$2,622,540	$12,381,716	$57,399,424	$25,903,689

Deferred contracts in the accumulation period:
Units owned by participants #	2,474,105	192,045	317,664	6,851,290	4,531,588
Contract liability	$48,028,837	$2,622,540	$12,381,716	$57,399,424	$25,903,689

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-3

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,310,989	2,954,123	2,890,819	812,655	30,709
Cost	$181,692,682	$140,104,260	$52,176,007	$18,290,595	$505,861
Fair Value	$320,765,219	$195,799,243	$64,233,997	$26,029,345	$541,094
Due from Sponsor Company	1,279	—	1,822	386	—
Receivable for fund shares sold	—	481	—	—	—

Total assets	320,766,498	195,799,724	64,235,819	26,029,731	541,094

Liabilities:
Due to Sponsor Company	—	481	—	—	—
Payable for fund shares purchased	1,279	—	1,822	386	—

Total liabilities	1,279	481	1,822	386	—

Net assets:
For contract liabilities	$320,765,219	$195,799,243	$64,233,997	$26,029,345	$541,094

Deferred contracts in the accumulation period:
Units owned by participants #	29,354,775	22,088,341	1,233,840	335,731	73,190
Contract liability	$320,765,219	$195,799,243	$64,233,997	$26,029,345	$541,094

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	62,643	829,926	903,348	337,840	477,046
Cost	$903,944	$19,427,660	$11,692,211	$4,496,657	$6,862,508
Fair Value	$1,157,022	$24,424,714	$10,867,276	$4,435,841	$8,362,620
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,157,022	24,424,714	10,867,276	4,435,841	8,362,620

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$1,157,022	$24,424,714	$10,867,276	$4,435,841	$8,362,620

Deferred contracts in the accumulation period:
Units owned by participants #	15,578	1,787,137	449,412	157,611	253,579
Contract liability	$1,157,022	$24,424,714	$10,867,276	$4,435,841	$8,362,620

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	34,405,496	19,496	1,001,929	1,057,081	15,791
Cost	$34,405,496	$1,728,488	$41,047,590	$35,489,833	$338,853
Fair Value	$34,405,496	$1,810,813	$56,969,700	$37,177,538	$434,556
Due from Sponsor Company	2,262	—	128	1,109	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	34,407,758	1,810,813	56,969,828	37,178,647	434,556

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	2,262	—	128	1,109	—

Total liabilities	2,262	—	128	1,109	—

Net assets:
For contract liabilities	$34,405,496	$1,810,813	$56,969,700	$37,177,538	$434,556

Deferred contracts in the accumulation period:
Units owned by participants #	2,837,302	21,456	642,177	643,809	68,066
Contract liability	$34,405,496	$1,810,813	$56,969,700	$37,177,538	$434,556

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	9,366	8,608	447,837	1,930,801	1,121,340
Cost	$106,033	$140,325	$2,378,541	$28,554,888	$20,806,187
Fair Value	$103,680	$139,190	$2,946,770	$29,270,945	$21,372,733
Due from Sponsor Company	—	—	—	46	49
Receivable for fund shares sold	—	—	—	—	—

Total assets	103,680	139,190	2,946,770	29,270,991	21,372,782

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	46	49

Total liabilities	—	—	—	46	49

Net assets:
For contract liabilities	$103,680	$139,190	$2,946,770	$29,270,945	$21,372,733

Deferred contracts in the accumulation period:
Units owned by participants #	4,778	3,068	43,994	887,390	522,616
Contract liability	$103,680	$139,190	$2,946,770	$29,270,945	$21,372,733

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,925,735	189,428	1,459,040	250,786	1,706,100
Cost	$31,678,146	$4,857,647	$21,078,422	$3,991,087	$18,496,983
Fair Value	$31,004,341	$5,311,554	$20,236,882	$3,588,746	$16,293,258
Due from Sponsor Company	—	—	249	—	987
Receivable for fund shares sold	—	—	—	—	—

Total assets	31,004,341	5,311,554	20,237,131	3,588,746	16,294,245

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	249	—	987

Total liabilities	—	—	249	—	987

Net assets:
For contract liabilities	$31,004,341	$5,311,554	$20,236,882	$3,588,746	$16,293,258

Deferred contracts in the accumulation period:
Units owned by participants #	664,396	78,040	264,525	76,602	795,122
Contract liability	$31,004,341	$5,311,554	$20,236,882	$3,588,746	$16,293,258

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	8,826	1,863,143	3,921,099	6,417,701	6,446,882
Cost	$97,011	$51,721,743	$186,156,759	$105,240,685	$141,287,497
Fair Value	$151,101	$54,552,815	$208,720,086	$148,826,490	$147,440,197
Due from Sponsor Company	—	—	10,916	9,107	2,225
Receivable for fund shares sold	—	—	—	—	—

Total assets	151,101	54,552,815	208,731,002	148,835,597	147,442,422

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	10,916	9,107	2,225

Total liabilities	—	—	10,916	9,107	2,225

Net assets:
For contract liabilities	$151,101	$54,552,815	$208,720,086	$148,826,490	$147,440,197

Deferred contracts in the accumulation period:
Units owned by participants #	2,763	4,464,881	6,039,821	14,037,427	6,387,991
Contract liability	$151,101	$54,552,815	$208,720,086	$148,826,490	$147,440,197

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,447,202	2,261,524	1,208,926	18,831	630,330
Cost	$35,786,496	$67,263,162	$22,463,683	$501,057	$49,183,019
Fair Value	$50,338,938	$52,467,347	$24,105,987	$462,875	$58,828,709
Due from Sponsor Company	631	752	6,598	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	50,339,569	52,468,099	24,112,585	462,875	58,828,709

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	631	752	6,598	—	—

Total liabilities	631	752	6,598	—	—

Net assets:
For contract liabilities	$50,338,938	$52,467,347	$24,105,987	$462,875	$58,828,709

Deferred contracts in the accumulation period:
Units owned by participants #	5,645,784	3,172,019	2,298,271	8,596	3,222,398
Contract liability	$50,338,938	$52,467,347	$24,105,987	$462,875	$58,828,709

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	11,378,187	2,783,007	136,596	19,363	456,083
Cost	$122,956,688	$28,257,680	$8,414,901	$295,492	$4,673,506
Fair Value	$109,116,815	$28,748,464	$11,064,300	$351,430	$3,931,434
Due from Sponsor Company	4,286	—	—	—	48
Receivable for fund shares sold	—	—	—	—	—

Total assets	109,121,101	28,748,464	11,064,300	351,430	3,931,482

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	4,286	—	—	—	48

Total liabilities	4,286	—	—	—	48

Net assets:
For contract liabilities	$109,116,815	$28,748,464	$11,064,300	$351,430	$3,931,434

Deferred contracts in the accumulation period:
Units owned by participants #	24,644,297	12,824,861	173,727	4,118	186,828
Contract liability	$109,116,815	$28,748,464	$11,064,300	$351,430	$3,931,434

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Invesco V.I. Global Real Estate Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	600,815	36,963	435	3,351	60,630
Cost	$10,361,437	$1,103,399	$8,983	$71,945	$924,923
Fair Value	$12,791,358	$1,331,770	$11,687	$91,825	$858,514
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	12,791,358	1,331,770	11,687	91,825	858,514

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$12,791,358	$1,331,770	$11,687	$91,825	$858,514

Deferred contracts in the accumulation period:
Units owned by participants #	233,969	19,020	286	1,105	34,383
Contract liability	$12,791,358	$1,331,770	$11,687	$91,825	$858,514

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	173,539	392,844	293,754	617,882	1,476,832
Cost	$3,338,029	$12,651,229	$3,288,296	$11,100,173	$16,796,176
Fair Value	$3,703,317	$14,185,592	$3,234,231	$12,394,709	$15,669,183
Due from Sponsor Company	140	675	—	471	18
Receivable for fund shares sold	—	—	—	—	—

Total assets	3,703,457	14,186,267	3,234,231	12,395,180	15,669,201

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	140	675	—	471	18

Total liabilities	140	675	—	471	18

Net assets:
For contract liabilities	$3,703,317	$14,185,592	$3,234,231	$12,394,709	$15,669,183

Deferred contracts in the accumulation period:
Units owned by participants #	79,467	623,006	54,601	239,990	594,883
Contract liability	$3,703,317	$14,185,592	$3,234,231	$12,394,709	$15,669,183

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	261,962	74,508	152,137	91,144	342,048
Cost	$4,286,172	$1,285,765	$5,253,820	$5,539,321	$9,828,237
Fair Value	$5,197,336	$1,414,163	$6,383,682	$6,184,133	$8,947,984
Due from Sponsor Company	—	—	—	—	405
Receivable for fund shares sold	—	—	—	—	—

Total assets	5,197,336	1,414,163	6,383,682	6,184,133	8,948,389

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	405

Total liabilities	—	—	—	—	405

Net assets:
For contract liabilities	$5,197,336	$1,414,163	$6,383,682	$6,184,133	$8,947,984

Deferred contracts in the accumulation period:
Units owned by participants #	78,253	31,857	133,147	70,868	131,214
Contract liability	$5,197,336	$1,414,163	$6,383,682	$6,184,133	$8,947,984

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	161,820	2,451,398	697,585	1,943,753	70,414
Cost	$2,793,018	$31,328,975	$15,846,900	$34,947,777	$3,200,289
Fair Value	$2,524,392	$28,877,470	$16,274,668	$43,267,947	$4,172,004
Due from Sponsor Company	—	2,576	—	1,463	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,524,392	28,880,046	16,274,668	43,269,410	4,172,004

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	2,576	—	1,463	—

Total liabilities	—	2,576	—	1,463	—

Net assets:
For contract liabilities	$2,524,392	$28,877,470	$16,274,668	$43,267,947	$4,172,004

Deferred contracts in the accumulation period:
Units owned by participants #	30,518	1,538,423	368,374	953,036	60,003
Contract liability	$2,524,392	$28,877,470	$16,274,668	$43,267,947	$4,172,004

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	145,455	172,983	288,230	119,216	197,540
Cost	$5,257,241	$3,655,552	$6,838,884	$2,015,781	$1,316,690
Fair Value	$5,280,032	$3,710,486	$7,986,847	$2,569,111	$924,488
Due from Sponsor Company	479	—	682	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	5,280,511	3,710,486	7,987,529	2,569,111	924,488

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	479	—	682	—	—

Total liabilities	479	—	682	—	—

Net assets:
For contract liabilities	$5,280,032	$3,710,486	$7,986,847	$2,569,111	$924,488

Deferred contracts in the accumulation period:
Units owned by participants #	99,978	59,613	153,516	30,604	22,126
Contract liability	$5,280,032	$3,710,486	$7,986,847	$2,569,111	$924,488

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	521,612	6,200	363,000	58,935	1,220,438
Cost	$12,849,589	$106,573	$6,139,914	$839,971	$7,724,762
Fair Value	$18,950,148	$120,717	$7,056,712	$1,054,352	$7,090,742
Due from Sponsor Company	—	—	—	—	130
Receivable for fund shares sold	—	—	—	—	—

Total assets	18,950,148	120,717	7,056,712	1,054,352	7,090,872

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	130

Total liabilities	—	—	—	—	130

Net assets:
For contract liabilities	$18,950,148	$120,717	$7,056,712	$1,054,352	$7,090,742

Deferred contracts in the accumulation period:
Units owned by participants #	190,506	1,128	72,010	12,495	97,137
Contract liability	$18,950,148	$120,717	$7,056,712	$1,054,352	$7,090,742

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	500,556	471,137	11,386	63,370	35,837
Cost	$5,277,197	$7,059,509	$181,060	$761,735	$577,497
Fair Value	$4,154,611	$9,474,560	$295,119	$1,021,523	$847,177
Due from Sponsor Company	—	9,896	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	4,154,611	9,484,456	295,119	1,021,523	847,177

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	9,896	—	—	—

Total liabilities	—	9,896	—	—	—

Net assets:
For contract liabilities	$4,154,611	$9,474,560	$295,119	$1,021,523	$847,177

Deferred contracts in the accumulation period:
Units owned by participants #	96,091	203,752	7,149	22,677	10,666
Contract liability	$4,154,611	$9,474,560	$295,119	$1,021,523	$847,177

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	39,953	410,861	157,148	332,013	458,209
Cost	$39,953	$14,779,425	$1,845,287	$3,011,786	$6,374,292
Fair Value	$39,953	$20,025,356	$1,698,775	$4,050,561	$7,432,142
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	39,953	20,025,356	1,698,775	4,050,561	7,432,142

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$39,953	$20,025,356	$1,698,775	$4,050,561	$7,432,142

Deferred contracts in the accumulation period:
Units owned by participants #	18,425	113,187	44,261	198,696	408,265
Contract liability	$39,953	$20,025,356	$1,698,775	$4,050,561	$7,432,142

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,332,417	581,470	5,868	1,776	845,091
Cost	$21,288,772	$6,858,573	$41,452	$24,862	$7,308,159
Fair Value	$17,547,932	$8,227,798	$31,747	$31,213	$5,433,938
Due from Sponsor Company	1,235	—	—	—	48
Receivable for fund shares sold	—	—	—	—	—

Total assets	17,549,167	8,227,798	31,747	31,213	5,433,986

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,235	—	—	—	48

Total liabilities	1,235	—	—	—	48

Net assets:
For contract liabilities	$17,547,932	$8,227,798	$31,747	$31,213	$5,433,938

Deferred contracts in the accumulation period:
Units owned by participants #	993,260	319,401	745	553	89,566
Contract liability	$17,547,932	$8,227,798	$31,747	$31,213	$5,433,938

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Invesco V.I. American Value Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	35,798	1,399,262	3,367,127	132,933	650,372
Cost	$357,982	$14,728,358	$88,737,016	$3,186,530	$10,165,649
Fair Value	$357,982	$25,886,345	$129,937,436	$3,739,394	$11,550,605
Due from Sponsor Company	—	—	736	—	47
Receivable for fund shares sold	—	—	—	—	—

Total assets	357,982	25,886,345	129,938,172	3,739,394	11,550,652

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	736	—	47

Total liabilities	—	—	736	—	47

Net assets:
For contract liabilities	$357,982	$25,886,345	$129,937,436	$3,739,394	$11,550,605

Deferred contracts in the accumulation period:
Units owned by participants #	29,487	502,502	4,552,306	75,964	220,950
Contract liability	$357,982	$25,886,345	$129,937,436	$3,739,394	$11,550,605

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	908,336	442,413	3,036	3,986	416,939
Cost	$5,075,511	$10,956,351	$50,526	$52,321	$2,506,288
Fair Value	$4,278,260	$15,789,712	$60,355	$76,050	$2,393,232
Due from Sponsor Company	4	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	4,278,264	15,789,712	60,355	76,050	2,393,232

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	4	—	—	—	—

Total liabilities	4	—	—	—	—

Net assets:
For contract liabilities	$4,278,260	$15,789,712	$60,355	$76,050	$2,393,232

Deferred contracts in the accumulation period:
Units owned by participants #	220,965	158,510	1,661	1,374	62,657
Contract liability	$4,278,260	$15,789,712	$60,355	$76,050	$2,393,232

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Core Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	131,112	153,893	25,378	40,698	25,765
Cost	$1,363,274	$2,332,030	$276,576	$772,474	$991,029
Fair Value	$1,073,811	$3,048,625	$402,494	$960,473	$1,192,934
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,073,811	3,048,625	402,494	960,473	1,192,934

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$1,073,811	$3,048,625	$402,494	$960,473	$1,192,934

Deferred contracts in the accumulation period:
Units owned by participants #	49,940	70,210	18,815	10,097	11,402
Contract liability	$1,073,811	$3,048,625	$402,494	$960,473	$1,192,934

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	318,166	1,742	69,162
Cost	$3,938,044	$51,006	$4,919,939
Fair Value	$5,593,351	$53,749	$5,201,672
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	—	—	—

Total assets	5,593,351	53,749	5,201,672

Liabilities:
Due to Sponsor Company	—	—	—
Payable for fund shares purchased	—	—	—

Total liabilities	—	—	—

Net assets:
For contract liabilities	$5,593,351	$53,749	$5,201,672

Deferred contracts in the accumulation period:
Units owned by participants #	109,562	2,817	294,524
Contract liability	$5,593,351	$53,749	$5,201,672

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$14,139	$85,352	$69,800	$1,562,305	$739,138

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,597)	21,265	(37,539)	987,076	801,008
Net realized gain distributions	39,188	—	1,317,068	5,268,300	3,513,671
Change in unrealized appreciation (depreciation)	69,374	1,130,312	(1,065,409)	3,447,032	3,208,377

Net gain (loss) on investments	104,965	1,151,577	214,120	9,702,408	7,523,056

Net increase (decrease) in net assets resulting from operations	$119,104	$1,236,929	$283,920	$11,264,713	$8,262,194

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Capital World Bond Fund® (Class 2)	American Funds IS® Capital World Growth and Income Fund® (Class 2)	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,019,159	$75,820	$158,733	$740,482	$86,802

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(661,233)	(8,530)	160,924	727,970	(51,511)
Net realized gain distributions	—	—	404,343	6,463,587	540,746
Change in unrealized appreciation (depreciation)	1,917,038	155,702	1,794,880	2,457,273	2,810,299

Net gain (loss) on investments	1,255,805	147,172	2,360,147	9,648,830	3,299,534

Net increase (decrease) in net assets resulting from operations	$3,274,964	$222,992	$2,518,880	$10,389,312	$3,386,336

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$453,118	$1,693,540	$788,568	$270,497	$13,036

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,387,502	3,420,506	335,887	405,105	617
Net realized gain distributions	23,155,925	30,425,447	—	967,514	23,077
Change in unrealized appreciation (depreciation)	23,133,796	(4,834,101)	12,712,011	4,245,002	35,334

Net gain (loss) on investments	54,677,223	29,011,852	13,047,898	5,617,621	59,028

Net increase (decrease) in net assets resulting from operations	$55,130,341	$30,705,392	$13,836,466	$5,888,118	$72,064

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$4,488	$415,204	$321,089	$108,410	$172,314

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,691	338,224	(19,006)	(4,306)	46,427
Net realized gain distributions	194,815	1,286,131	129,606	220,082	327,909
Change in unrealized appreciation (depreciation)	(27,840)	1,979,276	584,794	187,744	537,439

Net gain (loss) on investments	170,666	3,603,631	695,394	403,520	911,775

Net increase (decrease) in net assets resulting from operations	$175,154	$4,018,835	$1,016,483	$511,930	$1,084,089

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,321,172	$863	$—	$86,951	$6,786

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	15,495	1,023,544	114,035	10,355
Net realized gain distributions	—	233,433	8,858,674	4,160,532	37,814
Change in unrealized appreciation (depreciation)	—	(12,097)	213,497	(465,484)	23,267

Net gain (loss) on investments	—	236,831	10,095,715	3,809,083	71,436

Net increase (decrease) in net assets resulting from operations	$1,321,172	$237,694	$10,095,715	$3,896,034	$78,222

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$4,271	$1,059	$—	$1,474,695	$378,215

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(808)	(8,978)	24,578	(87,789)	81,150
Net realized gain distributions	—	6,252	—	309,975	2,096,475
Change in unrealized appreciation (depreciation)	6,237	7,387	437,668	1,668,921	1,664,923

Net gain (loss) on investments	5,429	4,661	462,246	1,891,107	3,842,548

Net increase (decrease) in net assets resulting from operations	$9,700	$5,720	$462,246	$3,365,802	$4,220,763

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$609,902	$41,780	$208,799	$—	$802,621

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,982	34,261	(91,620)	(24,528)	(270,292)
Net realized gain distributions	3,005,003	500,538	1,628,439	205,946	170
Change in unrealized appreciation (depreciation)	(346,286)	3,421	(292,777)	(87,095)	640,055

Net gain (loss) on investments	2,665,699	538,220	1,244,042	94,323	369,933

Net increase (decrease) in net assets resulting from operations	$3,275,601	$580,000	$1,452,841	$94,323	$1,172,554

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,406	$1,035,179	$1,306,204	$593,691	$2,210,722

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,596	339,083	1,441,592	2,128,331	537,141
Net realized gain distributions	5,463	4,980,512	23,343,891	13,926,322	21,764,321
Change in unrealized appreciation (depreciation)	6,196	(290,183)	(367,551)	2,354,576	(2,150,598)

Net gain (loss) on investments	17,255	5,029,412	24,417,932	18,409,229	20,150,864

Net increase (decrease) in net assets resulting from operations	$19,661	$6,064,591	$25,724,136	$19,002,920	$22,361,586

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$769,155	$—	$98,316	$12,157	$689,035

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	514,927	(520,493)	(61,319)	(1,177)	1,140,493
Net realized gain distributions	362,580	10,126,401	—	76,947	7,589,864
Change in unrealized appreciation (depreciation)	10,329,266	(9,795,752)	2,776,502	(61,353)	(4,990,645)

Net gain (loss) on investments	11,206,773	(189,844)	2,715,183	14,417	3,739,712

Net increase (decrease) in net assets resulting from operations	$11,975,928	$(189,844)	$2,813,499	$26,574	$4,428,747

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$5,762,502	$1,450,868	$—	$1,475	$264,143

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,262,596)	129,783	83,770	2,719	(21,284)
Net realized gain distributions	—	—	998,601	49,210	—
Change in unrealized appreciation (depreciation)	3,059,007	(304,501)	79,842	8,536	82,936

Net gain (loss) on investments	1,796,411	(174,718)	1,162,213	60,465	61,652

Net increase (decrease) in net assets resulting from operations	$7,558,913	$1,276,150	$1,162,213	$61,940	$325,795

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Invesco V.I. Global Real Estate Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$173,628	$8,163	$154	$1,249	$17,150

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	162,974	5,414	19	1,226	(7,592)
Net realized gain distributions	1,286,695	93,974	867	7,221	—
Change in unrealized appreciation (depreciation)	269,506	79,712	526	(654)	54,268

Net gain (loss) on investments	1,719,175	179,100	1,412	7,793	46,676

Net increase (decrease) in net assets resulting from operations	$1,892,803	$187,263	$1,566	$9,042	$63,826

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$41,276	$198,340	$10,366	$—	$910,983

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15,297	131,194	7,166	53,620	(42,699)
Net realized gain distributions	268,674	880,316	305,828	531,647	—
Change in unrealized appreciation (depreciation)	171,296	886,702	(37,613)	341,194	321,341

Net gain (loss) on investments	455,267	1,898,212	275,381	926,461	278,642

Net increase (decrease) in net assets resulting from operations	$496,543	$2,096,552	$285,747	$926,461	$1,189,625

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$29,160	$5,750	$34,406	$—	$136,722

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	90,019	5,447	104,579	54,545	101,670
Net realized gain distributions	390,554	131,092	640,761	1,085,749	3,499,016
Change in unrealized appreciation (depreciation)	249,108	35,844	199,058	(442,458)	(2,660,074)

Net gain (loss) on investments	729,681	172,383	944,398	697,836	940,612

Net increase (decrease) in net assets resulting from operations	$758,841	$178,133	$978,804	$697,836	$1,077,334

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$1,266,382	$423,032	$674,456	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(134,290)	(172,014)	58,703	528,626	25,259
Net realized gain distributions	—	—	1,128,026	3,137,598	505,510
Change in unrealized appreciation (depreciation)	431,633	874,230	60,291	785,126	(63,332)

Net gain (loss) on investments	297,343	702,216	1,247,020	4,451,350	467,437

Net increase (decrease) in net assets resulting from operations	$297,343	$1,968,598	$1,670,052	$5,125,806	$467,437

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$11,167	$17,818	$10,739	$60,970

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	20,981	(6,976)	113,014	63,862	(53,323)
Net realized gain distributions	963,585	224,067	792,266	186,536	—
Change in unrealized appreciation (depreciation)	(286,726)	276,369	(292,269)	(65,902)	73,208

Net gain (loss) on investments	697,840	493,460	613,011	184,496	19,885

Net increase (decrease) in net assets resulting from operations	$697,840	$504,627	$630,829	$195,235	$80,855

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$280,490	$3,044	$196,019	$—	$431,189

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	348,428	440	(1,564)	12,387	(52,063)
Net realized gain distributions	1,172,498	14,656	—	70,716	—
Change in unrealized appreciation (depreciation)	1,516,206	(2,427)	1,662,912	56,553	198,339

Net gain (loss) on investments	3,037,132	12,669	1,661,348	139,656	146,276

Net increase (decrease) in net assets resulting from operations	$3,317,622	$15,713	$1,857,367	$139,656	$577,465

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$209,744	$20,350	$2,333	$13,376	$5,063

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(245,992)	140,939	6,020	17,217	10,909
Net realized gain distributions	—	533,463	—	8,201	66,758
Change in unrealized appreciation (depreciation)	338,637	2,043,343	70,592	243,695	42,782

Net gain (loss) on investments	92,645	2,717,745	76,612	269,113	120,449

Net increase (decrease) in net assets resulting from operations	$302,389	$2,738,095	$78,945	$282,489	$125,512

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,537	$163,861	$11,385	$25,724	$161,535

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	249,643	(30,945)	20,356	44,842
Net realized gain distributions	—	2,104,318	155,789	56,342	451,041
Change in unrealized appreciation (depreciation)	—	(567,095)	(55,596)	1,214,402	1,095,475

Net gain (loss) on investments	—	1,786,866	69,248	1,291,100	1,591,358

Net increase (decrease) in net assets resulting from operations	$1,537	$1,950,727	$80,633	$1,316,824	$1,752,893

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$68,049	$4,330	$111	$22,217

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(323,173)	63,427	(529)	135	(180,292)
Net realized gain distributions	—	584,211	—	923	—
Change in unrealized appreciation (depreciation)	2,778,278	932,849	527	6,752	810,653

Net gain (loss) on investments	2,455,105	1,580,487	(2)	7,810	630,361

Net increase (decrease) in net assets resulting from operations	$2,455,105	$1,648,536	$4,328	$7,921	$652,578

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Invesco V.I. American Value Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$13,976	$—	$1,397,016	$58,071	$22,449

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	1,163,013	2,979,423	60,290	71,221
Net realized gain distributions	—	2,224,467	6,982,176	204,662	1,612,959
Change in unrealized appreciation (depreciation)	—	(18,880)	8,804,824	233,254	273,922

Net gain (loss) on investments	—	3,368,600	18,766,423	498,206	1,958,102

Net increase (decrease) in net assets resulting from operations	$13,976	$3,368,600	$20,163,439	$556,277	$1,980,551

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$259,041	$204,642	$1,201	$2,074	$168,439

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(74,590)	263,283	219	99	(67,867)
Net realized gain distributions	—	978,907	6,477	—	—
Change in unrealized appreciation (depreciation)	163,111	1,253,769	(260)	18,154	94,577

Net gain (loss) on investments	88,521	2,495,959	6,436	18,253	26,710

Net increase (decrease) in net assets resulting from operations	$347,562	$2,700,601	$7,637	$20,327	$195,149

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Core Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$51,128	$281	$4,162	$3,697	$7,244

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(18,187)	36,276	5,412	9,906	13,473
Net realized gain distributions	—	154,631	2,918	77,488	127,443
Change in unrealized appreciation (depreciation)	40,840	637,940	89,028	47,387	(31,356)

Net gain (loss) on investments	22,653	828,847	97,358	134,781	109,560

Net increase (decrease) in net assets resulting from operations	$73,781	$829,128	$101,520	$138,478	$116,804

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$458	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	128,420	158	30,720
Net realized gain distributions	495,574	4,274	432,344
Change in unrealized appreciation (depreciation)	96,577	19	(219,698)

Net gain (loss) on investments	720,571	4,451	243,366

Net increase (decrease) in net assets resulting from operations	$720,571	$4,909	$243,366

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,139	$85,352	$69,800	$1,562,305	$739,138
Net realized gain (loss) on security transactions	(3,597)	21,265	(37,539)	987,076	801,008
Net realized gain distributions	39,188	—	1,317,068	5,268,300	3,513,671
Change in unrealized appreciation (depreciation)	69,374	1,130,312	(1,065,409)	3,447,032	3,208,377

Net increase (decrease) in net assets resulting from operations	119,104	1,236,929	283,920	11,264,713	8,262,194

Unit transactions:
Purchases	31,782	—	218,908	1,024,474	582,491
Net transfers	(9,671)	(30,957)	(308,950)	(625,919)	97,394
Surrenders for benefit payments and fees	(15,601)	(55,378)	(336,095)	(689,789)	(719,054)
Other transactions	(25)	—	(25)	(55)	1
Death benefits	(4,124)	(26,273)	(110,087)	(941,498)	(1,070,401)
Net loan activity	(1,517)	(8,065)	(30,310)	647	(32,733)
Cost of insurance and other fees	(25,141)	(96,385)	(265,152)	(2,251,442)	(1,005,948)

Net increase (decrease) in net assets resulting from unit transactions	(24,297)	(217,058)	(831,711)	(3,483,582)	(2,148,250)

Net increase (decrease) in net assets	94,807	1,019,871	(547,791)	7,781,131	6,113,944

Net assets:
Beginning of period	705,866	3,079,347	12,388,369	73,746,984	48,648,083
End of period	$800,673	$4,099,218	$11,840,578	$81,528,115	$54,762,027

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Capital World Bond Fund® (Class 2)	American Funds IS® Capital World Growth and Income Fund® (Class 2)	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,019,159	$75,820	$158,733	$740,482	$86,802
Net realized gain (loss) on security transactions	(661,233)	(8,530)	160,924	727,970	(51,511)
Net realized gain distributions	—	—	404,343	6,463,587	540,746
Change in unrealized appreciation (depreciation)	1,917,038	155,702	1,794,880	2,457,273	2,810,299

Net increase (decrease) in net assets resulting from operations	3,274,964	222,992	2,518,880	10,389,312	3,386,336

Unit transactions:
Purchases	1,287,671	95,343	264,211	647,872	416,910
Net transfers	2,069,093	29,355	(182,925)	(399,672)	713,693
Surrenders for benefit payments and fees	(834,108)	(22,375)	(188,126)	(355,569)	(470,059)
Other transactions	124	—	—	39	108
Death benefits	(3,630,578)	(12,294)	(40,612)	(588,452)	(291,218)
Net loan activity	82,478	(4,526)	(89,482)	(107,358)	(63,507)
Cost of insurance and other fees	(1,209,203)	(57,321)	(237,506)	(1,325,175)	(616,950)

Net increase (decrease) in net assets resulting from unit transactions	(2,234,523)	28,182	(474,440)	(2,128,315)	(311,023)

Net increase (decrease) in net assets	1,040,441	251,174	2,044,440	8,260,997	3,075,313

Net assets:
Beginning of period	46,988,396	2,371,366	10,337,276	49,138,427	22,828,376
End of period	$48,028,837	$2,622,540	$12,381,716	$57,399,424	$25,903,689

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$453,118	$1,693,540	$788,568	$270,497	$13,036
Net realized gain (loss) on security transactions	8,387,502	3,420,506	335,887	405,105	617
Net realized gain distributions	23,155,925	30,425,447	—	967,514	23,077
Change in unrealized appreciation (depreciation)	23,133,796	(4,834,101)	12,712,011	4,245,002	35,334

Net increase (decrease) in net assets resulting from operations	55,130,341	30,705,392	13,836,466	5,888,118	72,064

Unit transactions:
Purchases	2,666,389	2,001,788	1,273,094	481,844	—
Net transfers	(1,114,826)	(1,415,361)	95,767	(238,370)	—
Surrenders for benefit payments and fees	(8,425,452)	(2,101,518)	(989,840)	(502,803)	—
Other transactions	1,656	81	52	—	—
Death benefits	(4,736,815)	(4,193,361)	(1,006,250)	(303,211)	(4,558)
Net loan activity	(852,162)	(1,346,739)	(68,646)	8,602	—
Cost of insurance and other fees	(5,981,286)	(3,988,174)	(1,280,646)	(675,376)	(18,947)

Net increase (decrease) in net assets resulting from unit transactions	(18,442,496)	(11,043,284)	(1,976,469)	(1,229,314)	(23,505)

Net increase (decrease) in net assets	36,687,845	19,662,108	11,859,997	4,658,804	48,559

Net assets:
Beginning of period	284,077,374	176,137,135	52,374,000	21,370,541	492,535
End of period	$320,765,219	$195,799,243	$64,233,997	$26,029,345	$541,094

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,488	$415,204	$321,089	$108,410	$172,314
Net realized gain (loss) on security transactions	3,691	338,224	(19,006)	(4,306)	46,427
Net realized gain distributions	194,815	1,286,131	129,606	220,082	327,909
Change in unrealized appreciation (depreciation)	(27,840)	1,979,276	584,794	187,744	537,439

Net increase (decrease) in net assets resulting from operations	175,154	4,018,835	1,016,483	511,930	1,084,089

Unit transactions:
Purchases	7,084	221,042	57,792	45,537	240,780
Net transfers	50,961	(113,521)	23	12,402	329,091
Surrenders for benefit payments and fees	—	(235,481)	—	—	(4,666)
Other transactions	—	59	—	—	—
Death benefits	(34,472)	(752,431)	(1,939)	—	(25,961)
Net loan activity	—	(5,575)	—	—	(36,323)
Cost of insurance and other fees	(9,262)	(855,065)	(194,125)	(76,011)	(317,534)

Net increase (decrease) in net assets resulting from unit transactions	14,311	(1,740,972)	(138,249)	(18,072)	185,387

Net increase (decrease) in net assets	189,465	2,277,863	878,234	493,858	1,269,476

Net assets:
Beginning of period	967,557	22,146,851	9,989,042	3,941,983	7,093,144
End of period	$1,157,022	$24,424,714	$10,867,276	$4,435,841	$8,362,620

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,321,172	$863	$—	$86,951	$6,786
Net realized gain (loss) on security transactions	—	15,495	1,023,544	114,035	10,355
Net realized gain distributions	—	233,433	8,858,674	4,160,532	37,814
Change in unrealized appreciation (depreciation)	—	(12,097)	213,497	(465,484)	23,267

Net increase (decrease) in net assets resulting from operations	1,321,172	237,694	10,095,715	3,896,034	78,222

Unit transactions:
Purchases	2,691,258	24,548	664,507	689,416	—
Net transfers	1,444,653	(100,909)	(34,263)	(460,819)	171
Surrenders for benefit payments and fees	(2,117,296)	(6,995)	(1,335,301)	(1,008,348)	(12,797)
Other transactions	(125)	—	(26)	51	—
Death benefits	(717,929)	—	(347,354)	(349,768)	(7,375)
Net loan activity	(194,277)	(72,002)	(124,924)	(121,222)	—
Cost of insurance and other fees	(1,479,773)	(50,593)	(1,297,650)	(821,114)	(18,659)

Net increase (decrease) in net assets resulting from unit transactions	(373,489)	(205,951)	(2,475,011)	(2,071,804)	(38,660)

Net increase (decrease) in net assets	947,683	31,743	7,620,704	1,824,230	39,562

Net assets:
Beginning of period	33,457,813	1,779,070	49,348,996	35,353,308	394,994
End of period	$34,405,496	$1,810,813	$56,969,700	$37,177,538	$434,556

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,271	$1,059	$—	$1,474,695	$378,215
Net realized gain (loss) on security transactions	(808)	(8,978)	24,578	(87,789)	81,150
Net realized gain distributions	—	6,252	—	309,975	2,096,475
Change in unrealized appreciation (depreciation)	6,237	7,387	437,668	1,668,921	1,664,923

Net increase (decrease) in net assets resulting from operations	9,700	5,720	462,246	3,365,802	4,220,763

Unit transactions:
Purchases	—	6,250	48,943	628,353	403,021
Net transfers	—	(53,366)	24,408	(936,341)	(723,535)
Surrenders for benefit payments and fees	(21,800)	—	(113,331)	(384,548)	(296,940)
Other transactions	—	—	—	(51)	—
Death benefits	—	—	—	(543,177)	(457,087)
Net loan activity	(92)	—	(30,091)	(203,678)	(750)
Cost of insurance and other fees	(2,838)	(8,217)	(38,685)	(800,768)	(463,744)

Net increase (decrease) in net assets resulting from unit transactions	(24,730)	(55,333)	(108,756)	(2,240,210)	(1,539,035)

Net increase (decrease) in net assets	(15,030)	(49,613)	353,490	1,125,592	2,681,728

Net assets:
Beginning of period	118,710	188,803	2,593,280	28,145,353	18,691,005
End of period	$103,680	$139,190	$2,946,770	$29,270,945	$21,372,733

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$609,902	$41,780	$208,799	$—	$802,621
Net realized gain (loss) on security transactions	6,982	34,261	(91,620)	(24,528)	(270,292)
Net realized gain distributions	3,005,003	500,538	1,628,439	205,946	170
Change in unrealized appreciation (depreciation)	(346,286)	3,421	(292,777)	(87,095)	640,055

Net increase (decrease) in net assets resulting from operations	3,275,601	580,000	1,452,841	94,323	1,172,554

Unit transactions:
Purchases	—	128,087	368,109	106,004	617,182
Net transfers	(58,311)	23,884	(207,953)	(15,412)	(16,536)
Surrenders for benefit payments and fees	(682,349)	(287,003)	(381,760)	(124,370)	(449,076)
Other transactions	—	—	25	—	(52)
Death benefits	(295,950)	—	(199,638)	(29,405)	(820,984)
Net loan activity	(199,546)	(49,479)	(80,972)	(49,801)	(118,388)
Cost of insurance and other fees	(587,653)	(96,089)	(427,752)	(79,082)	(464,502)

Net increase (decrease) in net assets resulting from unit transactions	(1,823,809)	(280,600)	(929,941)	(192,066)	(1,252,356)

Net increase (decrease) in net assets	1,451,792	299,400	522,900	(97,743)	(79,802)

Net assets:
Beginning of period	29,552,549	5,012,154	19,713,982	3,686,489	16,373,060
End of period	$31,004,341	$5,311,554	$20,236,882	$3,588,746	$16,293,258

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,406	$1,035,179	$1,306,204	$593,691	$2,210,722
Net realized gain (loss) on security transactions	5,596	339,083	1,441,592	2,128,331	537,141
Net realized gain distributions	5,463	4,980,512	23,343,891	13,926,322	21,764,321
Change in unrealized appreciation (depreciation)	6,196	(290,183)	(367,551)	2,354,576	(2,150,598)

Net increase (decrease) in net assets resulting from operations	19,661	6,064,591	25,724,136	19,002,920	22,361,586

Unit transactions:
Purchases	—	724,935	3,301,596	1,949,027	2,333,716
Net transfers	(951)	786,443	(1,637,903)	(1,346,819)	(992,734)
Surrenders for benefit payments and fees	—	(42,637)	(2,633,408)	(3,425,599)	(2,052,338)
Other transactions	—	(526)	295	235	(210)
Death benefits	—	(2,440,582)	(4,568,986)	(819,658)	(2,175,213)
Net loan activity	—	(114,160)	(597,815)	(433,297)	(497,395)
Cost of insurance and other fees	(17,220)	(1,937,695)	(5,317,777)	(2,965,598)	(3,987,253)

Net increase (decrease) in net assets resulting from unit transactions	(18,171)	(3,024,222)	(11,453,998)	(7,041,709)	(7,371,427)

Net increase (decrease) in net assets	1,490	3,040,369	14,270,138	11,961,211	14,990,159

Net assets:
Beginning of period	149,611	51,512,446	194,449,948	136,865,279	132,450,038
End of period	$151,101	$54,552,815	$208,720,086	$148,826,490	$147,440,197

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$769,155	$—	$98,316	$12,157	$689,035
Net realized gain (loss) on security transactions	514,927	(520,493)	(61,319)	(1,177)	1,140,493
Net realized gain distributions	362,580	10,126,401	—	76,947	7,589,864
Change in unrealized appreciation (depreciation)	10,329,266	(9,795,752)	2,776,502	(61,353)	(4,990,645)

Net increase (decrease) in net assets resulting from operations	11,975,928	(189,844)	2,813,499	26,574	4,428,747

Unit transactions:
Purchases	633,735	609,553	302,788	7,483	867,475
Net transfers	(108,008)	(231,978)	(23,385)	4,949	(249,432)
Surrenders for benefit payments and fees	(650,792)	(200,244)	(207,673)	(34,497)	(384,070)
Other transactions	85	113	(9)	—	(358)
Death benefits	(333,244)	(1,062,863)	(579,932)	(25,913)	(2,796,834)
Net loan activity	(114,120)	(8,532)	(94,821)	—	26,033
Cost of insurance and other fees	(1,211,016)	(1,593,902)	(780,236)	(4,269)	(2,189,304)

Net increase (decrease) in net assets resulting from unit transactions	(1,783,360)	(2,487,853)	(1,383,268)	(52,247)	(4,726,490)

Net increase (decrease) in net assets	10,192,568	(2,677,697)	1,430,231	(25,673)	(297,743)

Net assets:
Beginning of period	40,146,370	55,145,044	22,675,756	488,548	59,126,452
End of period	$50,338,938	$52,467,347	$24,105,987	$462,875	$58,828,709

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,762,502	$1,450,868	$—	$1,475	$264,143
Net realized gain (loss) on security transactions	(1,262,596)	129,783	83,770	2,719	(21,284)
Net realized gain distributions	—	—	998,601	49,210	—
Change in unrealized appreciation (depreciation)	3,059,007	(304,501)	79,842	8,536	82,936

Net increase (decrease) in net assets resulting from operations	7,558,913	1,276,150	1,162,213	61,940	325,795

Unit transactions:
Purchases	3,451,985	3,262,437	63,309	—	140,995
Net transfers	2,845,444	1,627,404	48,509	—	76,991
Surrenders for benefit payments and fees	(2,535,658)	(1,711,377)	(119,164)	—	(36,094)
Other transactions	(1,061)	(244)	—	—	—
Death benefits	(5,532,120)	(614,900)	—	—	(17,924)
Net loan activity	(326,048)	30,266	(41,389)	—	(5,821)
Cost of insurance and other fees	(3,658,795)	(3,572,906)	(185,966)	(16,698)	(100,848)

Net increase (decrease) in net assets resulting from unit transactions	(5,756,253)	(979,320)	(234,701)	(16,698)	57,299

Net increase (decrease) in net assets	1,802,660	296,830	927,512	45,242	383,094

Net assets:
Beginning of period	107,314,155	28,451,634	10,136,788	306,188	3,548,340
End of period	$109,116,815	$28,748,464	$11,064,300	$351,430	$3,931,434

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Invesco V.I. Global Real Estate Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$173,628	$8,163	$154	$1,249	$17,150
Net realized gain (loss) on security transactions	162,974	5,414	19	1,226	(7,592)
Net realized gain distributions	1,286,695	93,974	867	7,221	—
Change in unrealized appreciation (depreciation)	269,506	79,712	526	(654)	54,268

Net increase (decrease) in net assets resulting from operations	1,892,803	187,263	1,566	9,042	63,826

Unit transactions:
Purchases	114,752	—	—	3,119	42,924
Net transfers	356,669	(6)	—	—	10,467
Surrenders for benefit payments and fees	(174,242)	(9,367)	—	—	(57,850)
Other transactions	—	—	—	—	—
Death benefits	(148,858)	—	—	—	(8,597)
Net loan activity	(327)	(3,503)	—	—	—
Cost of insurance and other fees	(358,437)	(18,997)	(78)	(5,083)	(21,352)

Net increase (decrease) in net assets resulting from unit transactions	(210,443)	(31,873)	(78)	(1,964)	(34,408)

Net increase (decrease) in net assets	1,682,360	155,390	1,488	7,078	29,418

Net assets:
Beginning of period	11,108,998	1,176,380	10,199	84,747	829,096
End of period	$12,791,358	$1,331,770	$11,687	$91,825	$858,514

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$41,276	$198,340	$10,366	$—	$910,983
Net realized gain (loss) on security transactions	15,297	131,194	7,166	53,620	(42,699)
Net realized gain distributions	268,674	880,316	305,828	531,647	—
Change in unrealized appreciation (depreciation)	171,296	886,702	(37,613)	341,194	321,341

Net increase (decrease) in net assets resulting from operations	496,543	2,096,552	285,747	926,461	1,189,625

Unit transactions:
Purchases	93,946	427,288	—	331,231	339,711
Net transfers	(1,326)	(241,636)	(41,575)	123,851	1,334,689
Surrenders for benefit payments and fees	(71,926)	(415,066)	(120,611)	(388,136)	(162,524)
Other transactions	—	(52)	—	(25)	—
Death benefits	(13,671)	(320,190)	(74,142)	(58,111)	(111,913)
Net loan activity	(38,848)	(40,177)	(1,747)	(37,220)	(51,651)
Cost of insurance and other fees	(110,045)	(304,608)	(53,247)	(221,260)	(383,568)

Net increase (decrease) in net assets resulting from unit transactions	(141,870)	(894,441)	(291,322)	(249,670)	964,744

Net increase (decrease) in net assets	354,673	1,202,111	(5,575)	676,791	2,154,369

Net assets:
Beginning of period	3,348,644	12,983,481	3,239,806	11,717,918	13,514,814
End of period	$3,703,317	$14,185,592	$3,234,231	$12,394,709	$15,669,183

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$29,160	$5,750	$34,406	$—	$136,722
Net realized gain (loss) on security transactions	90,019	5,447	104,579	54,545	101,670
Net realized gain distributions	390,554	131,092	640,761	1,085,749	3,499,016
Change in unrealized appreciation (depreciation)	249,108	35,844	199,058	(442,458)	(2,660,074)

Net increase (decrease) in net assets resulting from operations	758,841	178,133	978,804	697,836	1,077,334

Unit transactions:
Purchases	47,974	29,340	68,991	143,887	115,649
Net transfers	18,401	4,745	2,574	(1,871)	(27,450)
Surrenders for benefit payments and fees	(3,365)	(37,349)	(373,892)	(130,055)	(364,789)
Other transactions	—	—	—	—	—
Death benefits	(309,963)	—	(1,228)	(34,375)	(109,167)
Net loan activity	(51)	(1,809)	(21,587)	(134,851)	(29,990)
Cost of insurance and other fees	(128,789)	(14,589)	(121,148)	(119,674)	(198,900)

Net increase (decrease) in net assets resulting from unit transactions	(375,793)	(19,662)	(446,290)	(276,939)	(614,647)

Net increase (decrease) in net assets	383,048	158,471	532,514	420,897	462,687

Net assets:
Beginning of period	4,814,288	1,255,692	5,851,168	5,763,236	8,485,297
End of period	$5,197,336	$1,414,163	$6,383,682	$6,184,133	$8,947,984

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$1,266,382	$423,032	$674,456	$—
Net realized gain (loss) on security transactions	(134,290)	(172,014)	58,703	528,626	25,259
Net realized gain distributions	—	—	1,128,026	3,137,598	505,510
Change in unrealized appreciation (depreciation)	431,633	874,230	60,291	785,126	(63,332)

Net increase (decrease) in net assets resulting from operations	297,343	1,968,598	1,670,052	5,125,806	467,437

Unit transactions:
Purchases	11,881	1,097,031	248,307	936,129	—
Net transfers	(139,760)	903,705	229,846	(464,114)	(4)
Surrenders for benefit payments and fees	(372,087)	(1,001,473)	(965,027)	(1,471,835)	—
Other transactions	—	(51)	—	(2)	—
Death benefits	—	(573,062)	(123,563)	(429,162)	—
Net loan activity	(1,721)	2,639	(91,164)	(165,632)	—
Cost of insurance and other fees	(65,922)	(819,338)	(465,218)	(854,043)	(92,931)

Net increase (decrease) in net assets resulting from unit transactions	(567,609)	(390,549)	(1,166,819)	(2,448,659)	(92,935)

Net increase (decrease) in net assets	(270,266)	1,578,049	503,233	2,677,147	374,502

Net assets:
Beginning of period	2,794,658	27,299,421	15,771,435	40,590,800	3,797,502
End of period	$2,524,392	$28,877,470	$16,274,668	$43,267,947	$4,172,004

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$11,167	$17,818	$10,739	$60,970
Net realized gain (loss) on security transactions	20,981	(6,976)	113,014	63,862	(53,323)
Net realized gain distributions	963,585	224,067	792,266	186,536	—
Change in unrealized appreciation (depreciation)	(286,726)	276,369	(292,269)	(65,902)	73,208

Net increase (decrease) in net assets resulting from operations	697,840	504,627	630,829	195,235	80,855

Unit transactions:
Purchases	46,019	13,357	92,226	—	—
Net transfers	10,479	(59,731)	(276,138)	323	—
Surrenders for benefit payments and fees	(78,925)	(13,901)	(84,259)	(319,799)	(210)
Other transactions	—	—	—	—	—
Death benefits	(292)	(39,985)	(40,151)	(84,066)	—
Net loan activity	(29,932)	(15)	(6,211)	(595)	—
Cost of insurance and other fees	(127,896)	(50,068)	(150,276)	(93,671)	(113,933)

Net increase (decrease) in net assets resulting from unit transactions	(180,547)	(150,343)	(464,809)	(497,808)	(114,143)

Net increase (decrease) in net assets	517,293	354,284	166,020	(302,573)	(33,288)

Net assets:
Beginning of period	4,762,739	3,356,202	7,820,827	2,871,684	957,776
End of period	$5,280,032	$3,710,486	$7,986,847	$2,569,111	$924,488

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$280,490	$3,044	$196,019	$—	$431,189
Net realized gain (loss) on security transactions	348,428	440	(1,564)	12,387	(52,063)
Net realized gain distributions	1,172,498	14,656	—	70,716	—
Change in unrealized appreciation (depreciation)	1,516,206	(2,427)	1,662,912	56,553	198,339

Net increase (decrease) in net assets resulting from operations	3,317,622	15,713	1,857,367	139,656	577,465

Unit transactions:
Purchases	—	—	80,597	—	77,577
Net transfers	(35,583)	38	358,688	(9,261)	74,959
Surrenders for benefit payments and fees	(46,929)	(38)	(19,899)	(39,218)	(1,446)
Other transactions	—	—	—	—	—
Death benefits	(748,515)	(9,219)	(17,286)	(58,028)	(56,377)
Net loan activity	(11,904)	(32)	(3,455)	(2)	2,717
Cost of insurance and other fees	(558,329)	(7,222)	(236,685)	(39,696)	(192,813)

Net increase (decrease) in net assets resulting from unit transactions	(1,401,260)	(16,473)	161,960	(146,205)	(95,383)

Net increase (decrease) in net assets	1,916,362	(760)	2,019,327	(6,549)	482,082

Net assets:
Beginning of period	17,033,786	121,477	5,037,385	1,060,901	6,608,660
End of period	$18,950,148	$120,717	$7,056,712	$1,054,352	$7,090,742

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$209,744	$20,350	$2,333	$13,376	$5,063
Net realized gain (loss) on security transactions	(245,992)	140,939	6,020	17,217	10,909
Net realized gain distributions	—	533,463	—	8,201	66,758
Change in unrealized appreciation (depreciation)	338,637	2,043,343	70,592	243,695	42,782

Net increase (decrease) in net assets resulting from operations	302,389	2,738,095	78,945	282,489	125,512

Unit transactions:
Purchases	33,506	253,909	—	—	—
Net transfers	(482,713)	(261,310)	—	74	5
Surrenders for benefit payments and fees	(61,521)	(138,435)	(6,772)	—	—
Other transactions	—	—	—	—	—
Death benefits	(39,985)	(179,543)	(200)	—	(1,293)
Net loan activity	(14)	(3,916)	(2)	—	(6)
Cost of insurance and other fees	(235,548)	(511,586)	(11,952)	(104,948)	(40,730)

Net increase (decrease) in net assets resulting from unit transactions	(786,275)	(840,881)	(18,926)	(104,874)	(42,024)

Net increase (decrease) in net assets	(483,886)	1,897,214	60,019	177,615	83,488

Net assets:
Beginning of period	4,638,497	7,577,346	235,100	843,908	763,689
End of period	$4,154,611	$9,474,560	$295,119	$1,021,523	$847,177

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,537	$163,861	$11,385	$25,724	$161,535
Net realized gain (loss) on security transactions	—	249,643	(30,945)	20,356	44,842
Net realized gain distributions	—	2,104,318	155,789	56,342	451,041
Change in unrealized appreciation (depreciation)	—	(567,095)	(55,596)	1,214,402	1,095,475

Net increase (decrease) in net assets resulting from operations	1,537	1,950,727	80,633	1,316,824	1,752,893

Unit transactions:
Purchases	—	105,698	22,933	101,529	—
Net transfers	—	(14,903)	97,379	(90,601)	(30,691)
Surrenders for benefit payments and fees	—	(224,950)	(52,927)	(55,122)	(250,863)
Other transactions	—	—	—	—	(26)
Death benefits	—	(451,592)	(48,756)	(23,772)	(93,797)
Net loan activity	—	(127,555)	226	(29,445)	(37,095)
Cost of insurance and other fees	(1,126)	(490,586)	(90,968)	(72,489)	(123,168)

Net increase (decrease) in net assets resulting from unit transactions	(1,126)	(1,203,888)	(72,113)	(169,900)	(535,640)

Net increase (decrease) in net assets	411	746,839	8,520	1,146,924	1,217,253

Net assets:
Beginning of period	39,542	19,278,517	1,690,255	2,903,637	6,214,889
End of period	$39,953	$20,025,356	$1,698,775	$4,050,561	$7,432,142

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$68,049	$4,330	$111	$22,217
Net realized gain (loss) on security transactions	(323,173)	63,427	(529)	135	(180,292)
Net realized gain distributions	—	584,211	—	923	—
Change in unrealized appreciation (depreciation)	2,778,278	932,849	527	6,752	810,653

Net increase (decrease) in net assets resulting from operations	2,455,105	1,648,536	4,328	7,921	652,578

Unit transactions:
Purchases	752,955	—	—	—	86,982
Net transfers	(181,285)	(24,291)	—	—	(263,460)
Surrenders for benefit payments and fees	(525,005)	(134,604)	—	—	(96,247)
Other transactions	(2)	25	—	—	—
Death benefits	(119,719)	(88,336)	—	—	(5,659)
Net loan activity	(10,330)	(167,105)	—	—	(9,332)
Cost of insurance and other fees	(568,730)	(190,865)	(1,602)	(1,456)	(122,866)

Net increase (decrease) in net assets resulting from unit transactions	(652,116)	(605,176)	(1,602)	(1,456)	(410,582)

Net increase (decrease) in net assets	1,802,989	1,043,360	2,726	6,465	241,996

Net assets:
Beginning of period	15,744,943	7,184,438	29,021	24,748	5,191,942
End of period	$17,547,932	$8,227,798	$31,747	$31,213	$5,433,938

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Invesco V.I. American Value Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$13,976	$—	$1,397,016	$58,071	$22,449
Net realized gain (loss) on security transactions	—	1,163,013	2,979,423	60,290	71,221
Net realized gain distributions	—	2,224,467	6,982,176	204,662	1,612,959
Change in unrealized appreciation (depreciation)	—	(18,880)	8,804,824	233,254	273,922

Net increase (decrease) in net assets resulting from operations	13,976	3,368,600	20,163,439	556,277	1,980,551

Unit transactions:
Purchases	10,342	178,853	785,170	24,224	133,926
Net transfers	—	(489,414)	(1,529,832)	452,708	122,791
Surrenders for benefit payments and fees	—	(645,934)	(741,268)	—	(39,189)
Other transactions	—	(80)	(125)	—	—
Death benefits	—	(1,028,947)	(3,138,496)	(378,768)	(184,469)
Net loan activity	—	(97,188)	(639,507)	(19,196)	(16,901)
Cost of insurance and other fees	(14,263)	(834,786)	(3,484,604)	(61,943)	(212,784)

Net increase (decrease) in net assets resulting from unit transactions	(3,921)	(2,917,496)	(8,748,662)	17,025	(196,626)

Net increase (decrease) in net assets	10,055	451,104	11,414,777	573,302	1,783,925

Net assets:
Beginning of period	347,927	25,435,241	118,522,659	3,166,092	9,766,680
End of period	$357,982	$25,886,345	$129,937,436	$3,739,394	$11,550,605

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$259,041	$204,642	$1,201	$2,074	$168,439
Net realized gain (loss) on security transactions	(74,590)	263,283	219	99	(67,867)
Net realized gain distributions	—	978,907	6,477	—	—
Change in unrealized appreciation (depreciation)	163,111	1,253,769	(260)	18,154	94,577

Net increase (decrease) in net assets resulting from operations	347,562	2,700,601	7,637	20,327	195,149

Unit transactions:
Purchases	119,731	150,089	1,302	277	50,224
Net transfers	(35,290)	65,319	—	—	(26,139)
Surrenders for benefit payments and fees	(169,052)	(361,460)	—	—	(18,875)
Other transactions	—	26	—	—	—
Death benefits	(42,240)	(146,563)	—	—	(426,770)
Net loan activity	13,160	(3,229)	—	—	(176)
Cost of insurance and other fees	(107,371)	(397,125)	(2,262)	(489)	(59,089)

Net increase (decrease) in net assets resulting from unit transactions	(221,062)	(692,943)	(960)	(212)	(480,825)

Net increase (decrease) in net assets	126,500	2,007,658	6,677	20,115	(285,676)

Net assets:
Beginning of period	4,151,760	13,782,054	53,678	55,935	2,678,908
End of period	$4,278,260	$15,789,712	$60,355	$76,050	$2,393,232

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Core Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$51,128	$281	$4,162	$3,697	$7,244
Net realized gain (loss) on security transactions	(18,187)	36,276	5,412	9,906	13,473
Net realized gain distributions	—	154,631	2,918	77,488	127,443
Change in unrealized appreciation (depreciation)	40,840	637,940	89,028	47,387	(31,356)

Net increase (decrease) in net assets resulting from operations	73,781	829,128	101,520	138,478	116,804

Unit transactions:
Purchases	15,564	20,918	31,565	23,798	2,412
Net transfers	(24,515)	170,311	3,719	21,504	975
Surrenders for benefit payments and fees	(1,971)	(56,921)	(2,750)	(82,059)	(6,192)
Other transactions	—	—	—	—	—
Death benefits	—	(34,694)	—	—	(48,891)
Net loan activity	295	(3,683)	—	—	—
Cost of insurance and other fees	(29,290)	(55,573)	(22,598)	(26,955)	(19,120)

Net increase (decrease) in net assets resulting from unit transactions	(39,917)	40,358	9,936	(63,712)	(70,816)

Net increase (decrease) in net assets	33,864	869,486	111,456	74,766	45,988

Net assets:
Beginning of period	1,039,947	2,179,139	291,038	885,707	1,146,946
End of period	$1,073,811	$3,048,625	$402,494	$960,473	$1,192,934

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$458	$—
Net realized gain (loss) on security transactions	128,420	158	30,720
Net realized gain distributions	495,574	4,274	432,344
Change in unrealized appreciation (depreciation)	96,577	19	(219,698)

Net increase (decrease) in net assets resulting from operations	720,571	4,909	243,366

Unit transactions:
Purchases	194,650	1,208	—
Net transfers	(41,681)	(3,666)	(7,333)
Surrenders for benefit payments and fees	(232,111)	—	(143,853)
Other transactions	—	—	—
Death benefits	(35)	—	—
Net loan activity	(3,960)	—	(4,325)
Cost of insurance and other fees	(207,066)	(2,174)	(135,592)

Net increase (decrease) in net assets resulting from unit transactions	(290,203)	(4,632)	(291,103)

Net increase (decrease) in net assets	430,368	277	(47,737)

Net assets:
Beginning of period	5,162,983	53,472	5,249,409
End of period	$5,593,351	$53,749	$5,201,672

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$12,258	$75,693	$82,569	$1,542,396	$748,677
Net realized gain (loss) on security transactions	(46,308)	(28,557)	927	828,035	918,173
Net realized gain distributions	14,120	—	650,657	3,008,185	377,986
Change in unrealized appreciation (depreciation)	78,612	115,260	456,689	5,245,031	6,053,375

Net increase (decrease) in net assets resulting from operations	58,682	162,396	1,190,842	10,623,647	8,098,211

Unit transactions:
Purchases	40,154	—	281,255	1,084,346	593,188
Net transfers	(2,168)	(150,797)	(742,090)	923,286	411,648
Surrenders for benefit payments and fees	(258,430)	(35,503)	(796,797)	(1,584,393)	(1,250,445)
Other transactions	—	—	—	78	54
Death benefits	—	(71,449)	(31,912)	(959,682)	(1,157,508)
Net loan activity	132	(37,413)	(70,090)	(57,357)	(219,160)
Cost of insurance and other fees	(23,335)	(94,123)	(323,566)	(2,130,512)	(997,082)

Net increase (decrease) in net assets resulting from unit transactions	(243,647)	(389,285)	(1,683,200)	(2,724,234)	(2,619,305)

Net increase (decrease) in net assets	(184,965)	(226,889)	(492,358)	7,899,413	5,478,906

Net assets:
Beginning of period	890,831	3,306,236	12,880,727	65,847,571	43,169,177
End of period	$705,866	$3,079,347	$12,388,369	$73,746,984	$48,648,083

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Capital World Bond Fund® (Class 2)	American Funds IS® Capital World Growth and Income Fund® (Class 2)	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,926,171	$51,124	$170,262	$770,501	$248,847
Net realized gain (loss) on security transactions	(273,036)	(26,202)	179,149	1,430,838	(126,591)
Net realized gain distributions	—	—	—	1,451,850	868,297
Change in unrealized appreciation (depreciation)	(1,226,151)	(99,413)	990,878	2,703,770	(407,585)

Net increase (decrease) in net assets resulting from operations	426,984	(74,491)	1,340,289	6,356,959	582,968

Unit transactions:
Purchases	1,305,935	109,197	260,467	700,763	464,104
Net transfers	5,298,682	60,077	(58,539)	(403,720)	4,856
Surrenders for benefit payments and fees	(840,375)	(47,413)	(251,972)	(1,316,165)	(254,633)
Other transactions	98	25	25	(156)	340
Death benefits	(1,066,999)	(3,470)	(161,164)	(1,529,326)	(781,297)
Net loan activity	(59,549)	(32,466)	(283,157)	(68,633)	(51,194)
Cost of insurance and other fees	(1,225,307)	(55,288)	(218,276)	(1,278,411)	(616,433)

Net increase (decrease) in net assets resulting from unit transactions	3,412,485	30,662	(712,616)	(3,895,648)	(1,234,257)

Net increase (decrease) in net assets	3,839,469	(43,829)	627,673	2,461,311	(651,289)

Net assets:
Beginning of period	43,148,927	2,415,195	9,709,603	46,677,116	23,479,665
End of period	$46,988,396	$2,371,366	$10,337,276	$49,138,427	$22,828,376

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$868,508	$1,849,052	$651,391	$304,351	$11,969
Net realized gain (loss) on security transactions	6,255,162	3,825,201	124,136	392,788	(22)
Net realized gain distributions	5,927,860	7,428,274	—	102,068	3,079
Change in unrealized appreciation (depreciation)	57,884,917	22,537,399	965,246	616,131	24,385

Net increase (decrease) in net assets resulting from operations	70,936,447	35,639,926	1,740,773	1,415,338	39,411

Unit transactions:
Purchases	2,892,055	2,328,344	1,422,185	540,769	—
Net transfers	(5,814,703)	(1,893,859)	93,639	(426,757)	—
Surrenders for benefit payments and fees	(3,584,858)	(3,072,442)	(925,755)	(620,661)	—
Other transactions	(136)	2,541	(26)	25	—
Death benefits	(3,559,604)	(2,535,017)	(732,874)	(137,243)	—
Net loan activity	(1,369,947)	(852,195)	(100,007)	(96,527)	—
Cost of insurance and other fees	(5,511,141)	(3,973,573)	(1,270,940)	(636,313)	(16,042)

Net increase (decrease) in net assets resulting from unit transactions	(16,948,334)	(9,996,201)	(1,513,778)	(1,376,707)	(16,042)

Net increase (decrease) in net assets	53,988,113	25,643,725	226,995	38,631	23,369

Net assets:
Beginning of period	230,089,261	150,493,410	52,147,005	21,331,910	469,166
End of period	$284,077,374	$176,137,135	$52,374,000	$21,370,541	$492,535

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$436	$389,343	$338,120	$103,400	$148,274
Net realized gain (loss) on security transactions	3,510	237,983	(55,839)	(2,689)	190,442
Net realized gain distributions	38,599	1,270,019	8,532	107,449	15,594
Change in unrealized appreciation (depreciation)	137,219	1,166,840	202,261	60,818	310,919

Net increase (decrease) in net assets resulting from operations	179,764	3,064,185	493,074	268,978	665,229

Unit transactions:
Purchases	5,970	391,450	10,055	85,361	254,721
Net transfers	225,812	(64,906)	(1,967)	281	142
Surrenders for benefit payments and fees	—	(85,725)	(154,220)	—	(1,168,542)
Other transactions	—	62	—	—	—
Death benefits	—	(370,389)	—	—	(2,305)
Net loan activity	(3,619)	(29,078)	—	—	(9,338)
Cost of insurance and other fees	(7,581)	(983,387)	(170,821)	(67,287)	(313,077)

Net increase (decrease) in net assets resulting from unit transactions	220,582	(1,141,973)	(316,953)	18,355	(1,238,399)

Net increase (decrease) in net assets	400,346	1,922,212	176,121	287,333	(573,170)

Net assets:
Beginning of period	567,211	20,224,639	9,812,921	3,654,650	7,666,314
End of period	$967,557	$22,146,851	$9,989,042	$3,941,983	$7,093,144

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,564,538	$—	$14,996	$119,253	$6,807
Net realized gain (loss) on security transactions	—	36,215	1,763,649	360,418	10,521
Net realized gain distributions	—	381,743	5,730,394	4,614,358	18,701
Change in unrealized appreciation (depreciation)	—	(10,724)	5,390,742	272,063	(15,015)

Net increase (decrease) in net assets resulting from operations	1,564,538	407,234	12,899,781	5,366,092	21,014

Unit transactions:
Purchases	3,003,543	39,460	777,240	748,516	—
Net transfers	4,115,607	167,390	(84,934)	206,245	—
Surrenders for benefit payments and fees	(3,733,979)	(57,270)	(1,234,136)	(879,245)	(777)
Other transactions	(104)	—	—	—	—
Death benefits	(676,563)	(95,791)	(604,545)	(704,498)	(23,632)
Net loan activity	97,031	(3,799)	(226,231)	(123,799)	—
Cost of insurance and other fees	(1,698,494)	(53,689)	(1,198,485)	(824,374)	(19,384)

Net increase (decrease) in net assets resulting from unit transactions	1,107,041	(3,699)	(2,571,091)	(1,577,155)	(43,793)

Net increase (decrease) in net assets	2,671,579	403,535	10,328,690	3,788,937	(22,779)

Net assets:
Beginning of period	30,786,234	1,375,535	39,020,306	31,564,371	417,773
End of period	$33,457,813	$1,779,070	$49,348,996	$35,353,308	$394,994

The accompanying notes are an integral part of these financial statements.
SA-75

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,194	$1,475	$—	$1,434,241	$346,962
Net realized gain (loss) on security transactions	(1,072)	3,552	(7,316)	(90,132)	7,133
Net realized gain distributions	—	26,270	—	117,509	1,457,952
Change in unrealized appreciation (depreciation)	3,707	(15,720)	626,763	452,821	(864,967)

Net increase (decrease) in net assets resulting from operations	6,829	15,577	619,447	1,914,439	947,080

Unit transactions:
Purchases	—	15,925	46,876	682,210	450,264
Net transfers	—	18,980	(48,871)	(86,828)	(626,558)
Surrenders for benefit payments and fees	(8,919)	(29,693)	(50,284)	(878,999)	(147,449)
Other transactions	—	—	—	(109)	—
Death benefits	—	—	(288)	(99,749)	(1,175,070)
Net loan activity	(2,929)	—	16,545	(55,288)	(114,593)
Cost of insurance and other fees	(2,882)	(14,344)	(34,911)	(873,581)	(510,599)

Net increase (decrease) in net assets resulting from unit transactions	(14,730)	(9,132)	(70,933)	(1,312,344)	(2,124,005)

Net increase (decrease) in net assets	(7,901)	6,445	548,514	602,095	(1,176,925)

Net assets:
Beginning of period	126,611	182,358	2,044,766	27,543,258	19,867,930
End of period	$118,710	$188,803	$2,593,280	$28,145,353	$18,691,005

The accompanying notes are an integral part of these financial statements.
SA-76

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$593,900	$51,668	$178,873	$—	$739,128
Net realized gain (loss) on security transactions	(23,233)	47,067	(66,587)	(49,656)	(188,214)
Net realized gain distributions	617,606	245,833	442,114	—	—
Change in unrealized appreciation (depreciation)	2,004,502	174,404	1,568,996	418,599	140,357

Net increase (decrease) in net assets resulting from operations	3,192,775	518,972	2,123,396	368,943	691,271

Unit transactions:
Purchases	—	138,450	389,575	105,951	653,170
Net transfers	(408,576)	(141,482)	(120,301)	13,959	30,592
Surrenders for benefit payments and fees	(526,555)	(302,939)	(478,562)	(201,411)	(519,501)
Other transactions	—	—	—	—	81
Death benefits	(773,054)	(1,587)	(175,741)	(15,478)	(239,296)
Net loan activity	(167,425)	18,952	(45,429)	(18,118)	(59,434)
Cost of insurance and other fees	(636,540)	(94,580)	(435,096)	(76,486)	(455,677)

Net increase (decrease) in net assets resulting from unit transactions	(2,512,150)	(383,186)	(865,554)	(191,583)	(590,065)

Net increase (decrease) in net assets	680,625	135,786	1,257,842	177,360	101,206

Net assets:
Beginning of period	28,871,924	4,876,368	18,456,140	3,509,129	16,271,854
End of period	$29,552,549	$5,012,154	$19,713,982	$3,686,489	$16,373,060

The accompanying notes are an integral part of these financial statements.
SA-77

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,021	$1,010,855	$1,451,189	$786,742	$2,540,116
Net realized gain (loss) on security transactions	3,950	364,946	1,566,031	1,849,936	918,213
Net realized gain distributions	—	3,413,619	7,791,490	5,572,435	8,884,089
Change in unrealized appreciation (depreciation)	16,983	595,712	24,980,969	20,299,125	3,196,325

Net increase (decrease) in net assets resulting from operations	22,954	5,385,132	35,789,679	28,508,238	15,538,743

Unit transactions:
Purchases	—	779,854	3,448,973	2,079,712	2,581,384
Net transfers	—	9,480	(3,460,837)	(704,749)	(2,172,224)
Surrenders for benefit payments and fees	—	(267,809)	(2,152,692)	(2,309,548)	(1,356,902)
Other transactions	—	512	45	128	749
Death benefits	—	(1,439,354)	(6,556,919)	(1,245,528)	(2,832,333)
Net loan activity	—	(37,732)	(1,167,335)	(850,148)	(468,203)
Cost of insurance and other fees	(14,092)	(2,002,734)	(5,334,047)	(2,823,640)	(4,097,933)

Net increase (decrease) in net assets resulting from unit transactions	(14,092)	(2,957,783)	(15,222,812)	(5,853,773)	(8,345,462)

Net increase (decrease) in net assets	8,862	2,427,349	20,566,867	22,654,465	7,193,281

Net assets:
Beginning of period	140,749	49,085,097	173,883,081	114,210,814	125,256,757
End of period	$149,611	$51,512,446	$194,449,948	$136,865,279	$132,450,038

The accompanying notes are an integral part of these financial statements.
SA-78

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$619,839	$—	$—	$1,416	$952,834
Net realized gain (loss) on security transactions	275,903	(488,187)	(127,405)	(187)	1,122,828
Net realized gain distributions	—	1,323,587	—	—	1,746,282
Change in unrealized appreciation (depreciation)	2,314,081	2,639,075	2,679,244	55,431	1,132,395

Net increase (decrease) in net assets resulting from operations	3,209,823	3,474,475	2,551,839	56,660	4,954,339

Unit transactions:
Purchases	642,593	656,416	289,231	9,955	1,007,134
Net transfers	230,046	(1,747,935)	(490,904)	8,991	(690,117)
Surrenders for benefit payments and fees	(340,204)	(137,553)	(251,326)	(13,569)	(230,728)
Other transactions	(368)	(118)	(115)	—	427
Death benefits	(1,574,842)	(1,934,956)	(159,201)	—	(1,543,370)
Net loan activity	(70,084)	(233,581)	(97,077)	—	32,721
Cost of insurance and other fees	(1,079,059)	(1,610,942)	(754,416)	(4,475)	(2,367,329)

Net increase (decrease) in net assets resulting from unit transactions	(2,191,918)	(5,008,669)	(1,463,808)	902	(3,791,262)

Net increase (decrease) in net assets	1,017,905	(1,534,194)	1,088,031	57,562	1,163,077

Net assets:
Beginning of period	39,128,465	56,679,238	21,587,725	430,986	57,963,375
End of period	$40,146,370	$55,145,044	$22,675,756	$488,548	$59,126,452

The accompanying notes are an integral part of these financial statements.
SA-79

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,698,619	$1,224,248	$—	$2,817	$221,631
Net realized gain (loss) on security transactions	(606,331)	115,192	155,024	1,084	(65,094)
Net realized gain distributions	—	—	—	6,530	—
Change in unrealized appreciation (depreciation)	(858,395)	94,839	2,393,545	62,848	13,373

Net increase (decrease) in net assets resulting from operations	2,233,893	1,434,279	2,548,569	73,279	169,910

Unit transactions:
Purchases	3,671,261	3,004,773	110,538	—	125,747
Net transfers	8,639,234	(807,841)	591,691	—	(416,890)
Surrenders for benefit payments and fees	(1,679,258)	(264,634)	(26,751)	—	(449)
Other transactions	649	(1,081)	25	—	—
Death benefits	(2,150,039)	(79,357)	(428,456)	—	(26,809)
Net loan activity	(432,356)	519,080	—	—	(7,925)
Cost of insurance and other fees	(3,683,153)	(3,136,660)	(179,514)	(12,791)	(102,815)

Net increase (decrease) in net assets resulting from unit transactions	4,366,338	(765,720)	67,533	(12,791)	(429,141)

Net increase (decrease) in net assets	6,600,231	668,559	2,616,102	60,488	(259,231)

Net assets:
Beginning of period	100,713,924	27,783,075	7,520,686	245,700	3,807,571
End of period	$107,314,155	$28,451,634	$10,136,788	$306,188	$3,548,340

The accompanying notes are an integral part of these financial statements.
SA-80

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Invesco V.I. Global Real Estate Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$166,272	$7,734	$166	$1,202	$22,226
Net realized gain (loss) on security transactions	321,195	9,785	15	1,874	(8,568)
Net realized gain distributions	779,928	92,883	405	2,112	—
Change in unrealized appreciation (depreciation)	279,313	138,947	588	4,367	(29,656)

Net increase (decrease) in net assets resulting from operations	1,546,708	249,349	1,174	9,555	(15,998)

Unit transactions:
Purchases	143,817	—	—	3,110	47,397
Net transfers	(409,244)	(506)	—	(7)	6,891
Surrenders for benefit payments and fees	(88,623)	(16,395)	—	—	(41,046)
Other transactions	—	—	—	—	—
Death benefits	(423,273)	(39,980)	—	—	(786)
Net loan activity	(32,702)	(8,917)	—	—	(885)
Cost of insurance and other fees	(349,333)	(17,825)	(68)	(4,633)	(21,848)

Net increase (decrease) in net assets resulting from unit transactions	(1,159,358)	(83,623)	(68)	(1,530)	(10,277)

Net increase (decrease) in net assets	387,350	165,726	1,106	8,025	(26,275)

Net assets:
Beginning of period	10,721,648	1,010,654	9,093	76,722	855,371
End of period	$11,108,998	$1,176,380	$10,199	$84,747	$829,096

The accompanying notes are an integral part of these financial statements.
SA-81

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$39,894	$237,552	$10,322	$14,504	$752,446
Net realized gain (loss) on security transactions	8,914	60,322	(10,785)	15,412	(62,165)
Net realized gain distributions	205,134	70,620	74,382	513,069	—
Change in unrealized appreciation (depreciation)	208,266	(277,518)	406,637	1,280,575	159,690

Net increase (decrease) in net assets resulting from operations	462,208	90,976	480,556	1,823,560	849,971

Unit transactions:
Purchases	97,400	462,635	—	316,245	347,229
Net transfers	(78,092)	(13,466)	(11,449)	107,914	363,934
Surrenders for benefit payments and fees	(65,809)	(329,974)	(34,413)	(266,198)	(152,275)
Other transactions	—	(53)	—	—	1
Death benefits	(20,698)	(127,991)	(22,205)	(448,833)	(257,836)
Net loan activity	5,456	(91,537)	(11,636)	(66,962)	(55,847)
Cost of insurance and other fees	(102,930)	(305,952)	(56,856)	(212,639)	(324,935)

Net increase (decrease) in net assets resulting from unit transactions	(164,673)	(406,338)	(136,559)	(570,473)	(79,729)

Net increase (decrease) in net assets	297,535	(315,362)	343,997	1,253,087	770,242

Net assets:
Beginning of period	3,051,109	13,298,843	2,895,809	10,464,831	12,744,572
End of period	$3,348,644	$12,983,481	$3,239,806	$11,717,918	$13,514,814

The accompanying notes are an integral part of these financial statements.
SA-82

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$26,250	$8,985	$49,015	$—	$56,919
Net realized gain (loss) on security transactions	25,789	5,488	65,729	77,929	58,860
Net realized gain distributions	268,422	68,081	425,648	413,712	579,148
Change in unrealized appreciation (depreciation)	565,458	100,830	481,247	888,556	713,583

Net increase (decrease) in net assets resulting from operations	885,919	183,384	1,021,639	1,380,197	1,408,510

Unit transactions:
Purchases	63,142	27,846	93,296	161,555	104,951
Net transfers	13,257	(38,678)	(172,467)	379,737	(80,836)
Surrenders for benefit payments and fees	(6,479)	(2,222)	(14,372)	(159,660)	(17,337)
Other transactions	(25)	—	—	—	—
Death benefits	(11,277)	(2,572)	(47,113)	(17,581)	—
Net loan activity	(91)	(9,204)	8,310	(115,091)	(2,247)
Cost of insurance and other fees	(144,669)	(13,760)	(129,468)	(107,304)	(199,060)

Net increase (decrease) in net assets resulting from unit transactions	(86,142)	(38,590)	(261,814)	141,656	(194,529)

Net increase (decrease) in net assets	799,777	144,794	759,825	1,521,853	1,213,981

Net assets:
Beginning of period	4,014,511	1,110,898	5,091,343	4,241,383	7,271,316
End of period	$4,814,288	$1,255,692	$5,851,168	$5,763,236	$8,485,297

The accompanying notes are an integral part of these financial statements.
SA-83

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$1,174,377	$389,795	$671,486	$—
Net realized gain (loss) on security transactions	(25,614)	(206,109)	84,096	491,045	114,178
Net realized gain distributions	—	—	754,609	3,041,171	—
Change in unrealized appreciation (depreciation)	203,784	(269,006)	(41,470)	210,415	944,937

Net increase (decrease) in net assets resulting from operations	178,170	699,262	1,187,030	4,414,117	1,059,115

Unit transactions:
Purchases	25,758	1,148,975	280,470	1,015,139	—
Net transfers	3,147	318,440	(54,139)	(206,904)	(363,545)
Surrenders for benefit payments and fees	—	(605,748)	(390,066)	(994,538)	(12,625)
Other transactions	—	(2)	—	(25)	—
Death benefits	(426)	(842,646)	(692,545)	(597,881)	(192,397)
Net loan activity	540	(47,859)	(32,752)	(224,337)	(2,013)
Cost of insurance and other fees	(86,265)	(796,885)	(470,335)	(852,712)	(92,085)

Net increase (decrease) in net assets resulting from unit transactions	(57,246)	(825,725)	(1,359,367)	(1,861,258)	(662,665)

Net increase (decrease) in net assets	120,924	(126,463)	(172,337)	2,552,859	396,450

Net assets:
Beginning of period	2,673,734	27,425,884	15,943,772	38,037,941	3,401,052
End of period	$2,794,658	$27,299,421	$15,771,435	$40,590,800	$3,797,502

The accompanying notes are an integral part of these financial statements.
SA-84

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$—	$—	$63,032
Net realized gain (loss) on security transactions	52,152	(8,441)	66,113	19,796	(55,411)
Net realized gain distributions	281,149	325,174	282,980	—	—
Change in unrealized appreciation (depreciation)	373,340	328,809	525,107	540,180	50,558

Net increase (decrease) in net assets resulting from operations	706,641	645,542	874,200	559,976	58,179

Unit transactions:
Purchases	59,739	24,407	107,505	—	—
Net transfers	(307,715)	(6,588)	88,669	(10,997)	—
Surrenders for benefit payments and fees	(101,669)	(52,890)	(24,214)	—	(50)
Other transactions	—	—	25	—	—
Death benefits	(138,799)	(700)	(55,584)	—	—
Net loan activity	1,233	(6,064)	(49,627)	(1,400)	—
Cost of insurance and other fees	(121,553)	(49,005)	(150,128)	(99,679)	(107,912)

Net increase (decrease) in net assets resulting from unit transactions	(608,764)	(90,840)	(83,354)	(112,076)	(107,962)

Net increase (decrease) in net assets	97,877	554,702	790,846	447,900	(49,783)

Net assets:
Beginning of period	4,664,862	2,801,500	7,029,981	2,423,784	1,007,559
End of period	$4,762,739	$3,356,202	$7,820,827	$2,871,684	$957,776

The accompanying notes are an integral part of these financial statements.
SA-85

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$216,635	$3,262	$99,965	$7,678	$365,772
Net realized gain (loss) on security transactions	280,559	2,047	(91,936)	12,624	(41,544)
Net realized gain distributions	743,848	—	—	47,338	—
Change in unrealized appreciation (depreciation)	1,682,658	14,159	191,987	(44,788)	172,266

Net increase (decrease) in net assets resulting from operations	2,923,700	19,468	200,016	22,852	496,494

Unit transactions:
Purchases	—	—	68,460	—	75,217
Net transfers	(72,448)	—	(172,637)	4	232,532
Surrenders for benefit payments and fees	(2,339)	(12,254)	(96,906)	—	(26,267)
Other transactions	—	—	—	—	—
Death benefits	(435,849)	—	(187,935)	(9,026)	(79,286)
Net loan activity	(112)	(30)	(511)	(3)	2,344
Cost of insurance and other fees	(579,550)	(15,652)	(222,230)	(48,038)	(178,250)

Net increase (decrease) in net assets resulting from unit transactions	(1,090,298)	(27,936)	(611,759)	(57,063)	26,290

Net increase (decrease) in net assets	1,833,402	(8,468)	(411,743)	(34,211)	522,784

Net assets:
Beginning of period	15,200,384	129,945	5,449,128	1,095,112	6,085,876
End of period	$17,033,786	$121,477	$5,037,385	$1,060,901	$6,608,660

The accompanying notes are an integral part of these financial statements.
SA-86

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$287,196	$184,731	$3,702	$23,297	$5,992
Net realized gain (loss) on security transactions	(265,888)	41,728	1,818	2,535	15,040
Net realized gain distributions	—	—	—	2,532	40,612
Change in unrealized appreciation (depreciation)	87,242	28,316	27,934	19,942	110,931

Net increase (decrease) in net assets resulting from operations	108,550	254,775	33,454	48,306	172,575

Unit transactions:
Purchases	112,954	189,314	—	—	—
Net transfers	19,275	36,172	9	—	15
Surrenders for benefit payments and fees	(277,733)	(100,472)	—	—	—
Other transactions	—	—	—	—	—
Death benefits	(178,733)	(74,405)	(1,820)	—	(25,373)
Net loan activity	(13)	16,539	(5)	—	(16)
Cost of insurance and other fees	(304,865)	(417,679)	(9,807)	(89,399)	(37,713)

Net increase (decrease) in net assets resulting from unit transactions	(629,115)	(350,531)	(11,623)	(89,399)	(63,087)

Net increase (decrease) in net assets	(520,565)	(95,756)	21,831	(41,093)	109,488

Net assets:
Beginning of period	5,159,062	7,673,102	213,269	885,001	654,201
End of period	$4,638,497	$7,577,346	$235,100	$843,908	$763,689

The accompanying notes are an integral part of these financial statements.
SA-87

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,880	$70,402	$15,391	$117,772	$162,429
Net realized gain (loss) on security transactions	—	252,286	(24,558)	(5,675)	21,240
Net realized gain distributions	—	116,025	74,695	21,342	—
Change in unrealized appreciation (depreciation)	—	3,342,377	25,604	84,691	(233,052)

Net increase (decrease) in net assets resulting from operations	1,880	3,781,090	91,132	218,130	(49,383)

Unit transactions:
Purchases	—	123,964	29,162	107,745	—
Net transfers	—	29,243	130,268	(3,327)	(41,041)
Surrenders for benefit payments and fees	—	(124,308)	(104,658)	(28,776)	(223,974)
Other transactions	—	25	—	—	(26)
Death benefits	—	(366,921)	(46,436)	(12,631)	(83,793)
Net loan activity	—	(23,322)	8,672	(1,404)	(40,565)
Cost of insurance and other fees	(1,024)	(493,834)	(85,887)	(64,246)	(141,523)

Net increase (decrease) in net assets resulting from unit transactions	(1,024)	(855,153)	(68,879)	(2,639)	(530,922)

Net increase (decrease) in net assets	856	2,925,937	22,253	215,491	(580,305)

Net assets:
Beginning of period	38,686	16,352,580	1,668,002	2,688,146	6,795,194
End of period	$39,542	$19,278,517	$1,690,255	$2,903,637	$6,214,889

The accompanying notes are an integral part of these financial statements.
SA-88

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$69,334	$2,906	$344	$—
Net realized gain (loss) on security transactions	(317,108)	21,286	(466)	(11)	(502,147)
Net realized gain distributions	—	23,730	—	—	—
Change in unrealized appreciation (depreciation)	(1,696,564)	270,217	568	1,544	2,040,872

Net increase (decrease) in net assets resulting from operations	(2,013,672)	384,567	3,008	1,877	1,538,725

Unit transactions:
Purchases	765,332	—	—	—	91,981
Net transfers	403,147	(38,004)	—	—	(170,933)
Surrenders for benefit payments and fees	(521,635)	(26,208)	—	—	(64,416)
Other transactions	(118)	50	—	—	—
Death benefits	(113,444)	(58,078)	—	—	(7,766)
Net loan activity	(38,373)	(4,850)	—	—	(37,214)
Cost of insurance and other fees	(553,223)	(184,715)	(1,291)	(1,150)	(100,379)

Net increase (decrease) in net assets resulting from unit transactions	(58,314)	(311,805)	(1,291)	(1,150)	(288,727)

Net increase (decrease) in net assets	(2,071,986)	72,762	1,717	727	1,249,998

Net assets:
Beginning of period	17,816,929	7,111,676	27,304	24,021	3,941,944
End of period	$15,744,943	$7,184,438	$29,021	$24,748	$5,191,942

The accompanying notes are an integral part of these financial statements.
SA-89

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Invesco V.I. American Value Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$16,621	$21,790	$1,443,723	$50,253	$70,165
Net realized gain (loss) on security transactions	—	857,124	2,459,809	12,927	10,542
Net realized gain distributions	—	960,220	4,796,691	188,059	210,384
Change in unrealized appreciation (depreciation)	—	4,927,203	15,508,558	170,647	2,019,701

Net increase (decrease) in net assets resulting from operations	16,621	6,766,337	24,208,781	421,886	2,310,792

Unit transactions:
Purchases	10,334	221,103	860,251	26,005	126,632
Net transfers	(5)	(364,128)	1,531,281	(27,846)	(247,509)
Surrenders for benefit payments and fees	—	(329,292)	(931,321)	—	(26,011)
Other transactions	—	25	36	—	25
Death benefits	—	(663,412)	(4,203,946)	—	(136,887)
Net loan activity	—	(24,391)	(15,089)	—	(7,685)
Cost of insurance and other fees	(12,351)	(886,737)	(3,448,436)	(64,079)	(190,958)

Net increase (decrease) in net assets resulting from unit transactions	(2,022)	(2,046,832)	(6,207,224)	(65,920)	(482,393)

Net increase (decrease) in net assets	14,599	4,719,505	18,001,557	355,966	1,828,399

Net assets:
Beginning of period	333,328	20,715,736	100,521,102	2,810,126	7,938,281
End of period	$347,927	$25,435,241	$118,522,659	$3,166,092	$9,766,680

The accompanying notes are an integral part of these financial statements.
SA-90

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$248,678	$149,111	$1,470	$9,092	$148,358
Net realized gain (loss) on security transactions	(74,351)	448,216	2,239	52,607	(13,587)
Net realized gain distributions	—	606,915	—	—	—
Change in unrealized appreciation (depreciation)	55,194	1,141,609	4,911	(41,881)	64,063

Net increase (decrease) in net assets resulting from operations	229,521	2,345,851	8,620	19,818	198,834

Unit transactions:
Purchases	134,946	229,240	1,130	276	56,100
Net transfers	(80,309)	(49,274)	(13,907)	(491,056)	43,321
Surrenders for benefit payments and fees	(35,295)	(606,039)	—	—	(18)
Other transactions	—	—	—	—	—
Death benefits	(52,851)	—	—	—	(19,152)
Net loan activity	(734)	(620)	(4,639)	—	(272)
Cost of insurance and other fees	(110,323)	(599,434)	(2,450)	(16,711)	(100,596)

Net increase (decrease) in net assets resulting from unit transactions	(144,566)	(1,026,127)	(19,866)	(507,491)	(20,617)

Net increase (decrease) in net assets	84,955	1,319,724	(11,246)	(487,673)	178,217

Net assets:
Beginning of period	4,066,805	12,462,330	64,924	543,608	2,500,691
End of period	$4,151,760	$13,782,054	$53,678	$55,935	$2,678,908

The accompanying notes are an integral part of these financial statements.
SA-91

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Core Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$57,654	$32,851	$6,724	$4,756	$2,169
Net realized gain (loss) on security transactions	(23,329)	2,543	5,601	3,283	3,303
Net realized gain distributions	—	—	792	43,393	7,032
Change in unrealized appreciation (depreciation)	(9,324)	(4,425)	458	131,242	204,791

Net increase (decrease) in net assets resulting from operations	25,001	30,969	13,575	182,674	217,295

Unit transactions:
Purchases	24,041	33,908	24,078	29,371	1,967
Net transfers	4,160	672,956	(11,379)	138,744	4
Surrenders for benefit payments and fees	(8,037)	(1,800)	—	(6,719)	—
Other transactions	—	—	—	—	—
Death benefits	(24,775)	(1,805)	—	—	—
Net loan activity	27,085	(2,225)	—	—	—
Cost of insurance and other fees	(43,503)	(30,762)	(16,293)	(23,385)	(20,471)

Net increase (decrease) in net assets resulting from unit transactions	(21,029)	670,272	(3,594)	138,011	(18,500)

Net increase (decrease) in net assets	3,972	701,241	9,981	320,685	198,795

Net assets:
Beginning of period	1,035,975	1,477,898	281,057	565,022	948,151
End of period	$1,039,947	$2,179,139	$291,038	$885,707	$1,146,946

The accompanying notes are an integral part of these financial statements.
SA-92

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$668	$—
Net realized gain (loss) on security transactions	160,625	4,090	1,498
Net realized gain distributions	206,159	1,880	—
Change in unrealized appreciation (depreciation)	987,249	4,929	1,075,807

Net increase (decrease) in net assets resulting from operations	1,354,033	11,567	1,077,305

Unit transactions:
Purchases	193,130	1,151	—
Net transfers	(247,197)	(90,365)	(216,667)
Surrenders for benefit payments and fees	(96,338)	—	(1,057)
Other transactions	—	—	26
Death benefits	—	—	(119,733)
Net loan activity	(23,432)	—	(3,119)
Cost of insurance and other fees	(185,656)	(2,271)	(132,508)

Net increase (decrease) in net assets resulting from unit transactions	(359,493)	(91,485)	(473,058)

Net increase (decrease) in net assets	994,540	(79,918)	604,247

Net assets:
Beginning of period	4,168,443	133,390	4,645,162
End of period	$5,162,983	$53,472	$5,249,409

The accompanying notes are an integral part of these financial statements.
SA-93

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization:

Separate Account VL II (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2025, the Account was comprised of the following Sub-Accounts:

AB VPS Balanced Hedged Allocation (Class B)
AB VPS International Value Portfolio (Class B)
AB VPS Discovery Value Portfolio (Class B)
American Funds IS® Asset Allocation Fund (Class 2)
American Funds IS® Washington Mutual Investors Fund (Class 2)
American Funds IS® The Bond Fund of America® (Class 2)
American Funds IS® Capital World Bond Fund® (Class 2)
American Funds IS® Capital World Growth and Income Fund® (Class 2)
American Funds IS® Global Growth Fund (Class 2)
American Funds IS® Global Small Capitalization Fund (Class 2)
American Funds IS® Growth Fund (Class 2)
American Funds IS® Growth-Income Fund (Class 2)
American Funds IS® International Fund (Class 2)
American Funds IS® New World Fund® (Class 2)
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class) (formerly Fidelity® VIP Asset Manager Portfolio (Initial Class))
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
Fidelity® VIP Government Money Market Portfolio (Service Class)
Fidelity® VIP Growth Portfolio (Service Class 2)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Fidelity® VIP Overseas Portfolio (Initial Class)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)
Franklin DynaTech VIP Fund (Class 2)
Franklin Income VIP Fund (Class 2)
Franklin Mutual Global Discovery VIP Fund (Class 2)
Franklin Mutual Shares VIP Fund (Class 2)
Franklin Rising Dividends VIP Fund (Class 2)

SA-94

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Franklin Small Cap Value VIP Fund (Class 2)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Franklin Strategic Income VIP Fund (Class 1)
Putnam VT George Putnam Balanced Fund (Class IA)
Hartford Balanced HLS Fund (Class IA)
Hartford Capital Appreciation HLS Fund (Class IA)
Hartford Disciplined Equity HLS Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)
Hartford International Opportunities HLS Fund (Class IA)
Hartford MidCap HLS Fund (Class IA)
Hartford Small Company HLS Fund (Class IA)
Hartford Small Cap Growth HLS Fund (Class IA)
Hartford Stock HLS Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)
Invesco V.I. American Value Fund (Series I)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Invesco V.I. Comstock Fund (Series II)
Invesco V.I. Core Equity Fund (Series I)
Invesco V.I. Diversified Dividend Fund (Series II)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Invesco V.I. Global Real Estate Fund (Series I)
Invesco V.I. Growth and Income Fund (Series II)
Invesco V.I. EQV International Equity Fund (Series I)
Invesco V.I. Main Street Mid Cap Fund® (Series I)
Invesco V.I. Small Cap Equity Fund (Series I)
Lord Abbett Bond Debenture Portfolio (Class VC)
Lord Abbett Dividend Growth Portfolio (Class VC)
Lord Abbett Fundamental Equity Portfolio (Class VC)
Lord Abbett Growth and Income Portfolio (Class VC)
MFS® Growth Series (Initial Class)
MFS® Investors Trust Series (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
MFS® Total Return Series (Initial Class)
MFS® Value Series (Initial Class)
Invesco V.I. Discovery Large Cap Fund (Series II) (formerly Invesco V.I. Capital Appreciation Fund (Series II))
Invesco V.I. Global Fund (Series II)
Invesco V.I. Main Street Fund® (Series II)
Invesco V.I. Main Street Small Cap Fund® (Series II)
Putnam VT Small Cap Growth Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)

SA-95

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Putnam VT Large Cap Value Fund (Class IA)
Putnam VT Global Asset Allocation Fund (Class IA)
Putnam VT Focused International Equity Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)
Putnam VT High Yield Fund (Class IA)
Putnam VT Income Fund (Class IA)
Putnam VT International Equity Fund (Class IA)
Putnam VT Emerging Markets Equity Fund (Class IA)
Putnam VT International Value Fund (Class IA)
Putnam VT Core Equity Fund (Class IA)
Putnam VT Government Money Market Fund (Class IA)
Putnam VT Sustainable Leaders Fund (Class IA)
Putnam VT Small Cap Value Fund (Class IB)
Templeton Developing Markets VIP Fund (Class 1)
Templeton Foreign VIP Fund (Class 2)
Templeton Global Bond VIP Fund (Class 2)
Templeton Growth VIP Fund (Class 2)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
Morgan Stanley VIF Discovery Portfolio (Class II)
PSF PGIM Government Money Market Portfolio (Class I)
Putnam VT Large Cap Growth Fund (Class IA)
BlackRock S&P 500 Index V.I. Fund (Class I)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
Invesco V.I. American Value Fund (Series II)
Putnam VT Diversified Income Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IB)
Putnam VT Global Asset Allocation Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IB)
Putnam VT High Yield Fund (Class IB)
Putnam VT Income Fund (Class IB)
Putnam VT International Equity Fund (Class IB)
Putnam VT International Value Fund (Class IB)
Putnam VT Core Equity Fund (Class IB)
Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Large Cap Growth Fund (Class IB)
AB VPS Relative Value Portfolio (Class B)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

SA-96

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2025.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.    Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

SA-97

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2020 tax year with the exception of net operating loss (“NOL”) carryforwards utilized in open tax years and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h)    Segment Reporting - The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a fee based upon the face amount of the policy at the policy issue date for these services. These

SA-98

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

Rider Name	Increment	$ or %
Last Survivor Yearly Renewable Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$2.3245*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.3333*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.107*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.18*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$9.7142*
Child Insurance Rider	monthly, per $1,000 of coverage	$0.50
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the benefit net amount at risk	$2.94654*
Accelerated Death Benefit Rider	when benefit is exercised	$300.00
Guaranteed Minimum Accumulation Benefit Rider	monthly, % of separate account value	0.075%
Guaranteed Paid-Up death Benefit Rider Annual	monthly, % of separate account value	0.0625%
Disability Access Rider-Monthly Charge	per $100 of monthly benefit	$6.701*
Disability Access Rider-First Year Monthly Rider Issue Fee	monthly for the first twelve monthly activity dates following the Rider Issue Date	$10.00
Longevity Access Rider	monthly, per $1,000 of the net amount at risk	$1.051*
Overloan Protection Rider	when benefit is exercised	7.00%

* Maximum charge.

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum fee of $20, plus $0.05 per $1,000 of the initial face amount. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There were no transactions with related parties during the period ended December 31, 2025.

SA-99

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Hedged Allocation (Class B)	$21,879	$46,176
AB VPS International Value Portfolio (Class B)	—	217,058
AB VPS Discovery Value Portfolio (Class B)	137,184	968,894
American Funds IS® Asset Allocation Fund (Class 2)	2,131,262	5,614,844
American Funds IS® Washington Mutual Investors Fund (Class 2)	847,935	2,996,185
American Funds IS® The Bond Fund of America® (Class 2)	3,138,969	5,373,490
American Funds IS® Capital World Bond Fund® (Class 2)	88,487	60,304
American Funds IS® Capital World Growth and Income Fund® (Class 2)	171,923	646,362
American Funds IS® Global Growth Fund (Class 2)	669,891	2,798,206
American Funds IS® Global Small Capitalization Fund (Class 2)	844,899	1,155,923
American Funds IS® Growth Fund (Class 2)	2,195,541	20,638,038
American Funds IS® Growth-Income Fund (Class 2)	573,924	11,617,208
American Funds IS® International Fund (Class 2)	1,080,385	3,056,853
American Funds IS® New World Fund® (Class 2)	529,451	1,758,765
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	—	23,504
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	57,632	43,321
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	97,795	1,838,768
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	57,263	195,511
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	58,846	76,917
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	488,043	302,657
Fidelity® VIP Government Money Market Portfolio (Service Class)	4,238,895	4,612,383
Fidelity® VIP Growth Portfolio (Service Class 2)	12,020	217,969
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	629,440	3,104,452
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	484,137	2,555,940
Fidelity® VIP Overseas Portfolio (Initial Class)	—	38,660
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	24,730
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	17,982	73,315
Franklin DynaTech VIP Fund (Class 2)	82,241	190,997
Franklin Income VIP Fund (Class 2)	429,517	2,669,727
Franklin Mutual Global Discovery VIP Fund (Class 2)	221,484	1,760,518
Franklin Mutual Shares VIP Fund (Class 2)	—	1,823,810
Franklin Rising Dividends VIP Fund (Class 2)	104,464	385,065
Franklin Small Cap Value VIP Fund (Class 2)	285,062	1,215,004
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	77,097	269,162
Franklin Strategic Income VIP Fund (Class 1)	450,423	1,702,778
Putnam VT George Putnam Balanced Fund (Class IA)	—	18,171
Hartford Balanced HLS Fund (Class IA)	1,365,563	4,389,786
Hartford Capital Appreciation HLS Fund (Class IA)	1,100,344	12,554,342
Hartford Disciplined Equity HLS Fund (Class IA)	209,893	7,251,600
Hartford Dividend and Growth HLS Fund (Class IA)	853,807	8,225,234

SA-100

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford International Opportunities HLS Fund (Class IA)	$685,826	$2,469,185
Hartford MidCap HLS Fund (Class IA)	541,066	3,028,918
Hartford Small Company HLS Fund (Class IA)	443,361	1,826,629
Hartford Small Cap Growth HLS Fund (Class IA)	12,231	64,479
Hartford Stock HLS Fund (Class IA)	322,914	5,049,405
Hartford Total Return Bond HLS Fund (Class IA)	3,924,271	9,680,526
Hartford Ultrashort Bond HLS Fund (Class IA)	4,139,301	5,118,620
Invesco V.I. American Franchise Fund (Series I)	92,890	327,591
Invesco V.I. American Value Fund (Series I)	—	16,698
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	170,931	113,633
Invesco V.I. Comstock Fund (Series II)	507,738	718,181
Invesco V.I. Core Equity Fund (Series I)	—	31,874
Invesco V.I. Diversified Dividend Fund (Series II)	—	78
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	3,119	5,082
Invesco V.I. Global Real Estate Fund (Series I)	45,471	79,878
Invesco V.I. Growth and Income Fund (Series II)	39,085	180,954
Invesco V.I. EQV International Equity Fund (Series I)	241,602	1,136,043
Invesco V.I. Main Street Mid Cap Fund® (Series I)	35,537	326,857
Invesco V.I. Small Cap Equity Fund (Series I)	326,758	576,427
Lord Abbett Bond Debenture Portfolio (Class VC)	1,679,725	714,981
Lord Abbett Dividend Growth Portfolio (Class VC)	44,316	420,108
Lord Abbett Fundamental Equity Portfolio (Class VC)	28,450	48,113
Lord Abbett Growth and Income Portfolio (Class VC)	38,750	485,040
MFS® Growth Series (Initial Class)	100,319	377,259
MFS® Investors Trust Series (Initial Class)	165,477	780,122
MFS® New Discovery Series (Initial Class)	8,939	576,548
MFS® Total Return Bond Series (Initial Class)	1,465,015	1,855,563
MFS® Total Return Series (Initial Class)	326,002	1,492,823
MFS® Value Series (Initial Class)	233,671	2,682,329
Invesco V.I. Discovery Large Cap Fund (Series II)	—	92,936
Invesco V.I. Global Fund (Series II)	57,975	238,523
Invesco V.I. Main Street Fund® (Series II)	114,888	265,231
Invesco V.I. Main Street Small Cap Fund® (Series II)	114,180	578,989
Putnam VT Small Cap Growth Fund (Class IB)	—	497,808
Putnam VT Diversified Income Fund (Class IA)	—	114,144
Putnam VT Large Cap Value Fund (Class IA)	3,283	1,404,545
Putnam VT Global Asset Allocation Fund (Class IA)	—	16,473
Putnam VT Focused International Equity Fund (Class IA)	398,780	236,820
Putnam VT Global Health Care Fund (Class IA)	—	146,205
Putnam VT High Yield Fund (Class IA)	250,251	345,633
Putnam VT Income Fund (Class IA)	18,662	804,937
Putnam VT International Equity Fund (Class IA)	211,393	1,052,274

SA-101

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Emerging Markets Equity Fund (Class IA)	$—	$18,925
Putnam VT International Value Fund (Class IA)	—	104,874
Putnam VT Core Equity Fund (Class IA)	—	42,025
Putnam VT Government Money Market Fund (Class IA)	—	1,126
Putnam VT Sustainable Leaders Fund (Class IA)	82,956	1,286,843
Putnam VT Small Cap Value Fund (Class IB)	162,131	234,245
Templeton Developing Markets VIP Fund (Class 1)	56,251	226,151
Templeton Foreign VIP Fund (Class 2)	—	535,639
Templeton Global Bond VIP Fund (Class 2)	519,964	1,172,081
Templeton Growth VIP Fund (Class 2)	—	605,177
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	1,601
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	1,456
Morgan Stanley VIF Discovery Portfolio (Class II)	117,093	527,675
PSF PGIM Government Money Market Portfolio (Class I)	10,342	14,263
Putnam VT Large Cap Growth Fund (Class IA)	47,576	2,965,072
BlackRock S&P 500 Index V.I. Fund (Class I)	890,579	9,639,241
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	590,402	573,378
Invesco V.I. American Value Fund (Series II)	358,934	555,561
Putnam VT Diversified Income Fund (Class IB)	106,159	327,221
Putnam VT Large Cap Value Fund (Class IB)	450,390	1,143,333
Putnam VT Global Asset Allocation Fund (Class IB)	726	1,686
Putnam VT Focused International Equity Fund (Class IB)	268	480
Putnam VT High Yield Fund (Class IB)	91,318	572,143
Putnam VT Income Fund (Class IB)	17,251	57,168
Putnam VT International Equity Fund (Class IB)	299,071	258,712
Putnam VT International Value Fund (Class IB)	33,250	23,314
Putnam VT Core Equity Fund (Class IB)	30,903	94,616
Putnam VT Sustainable Leaders Fund (Class IB)	1,499	72,315
Putnam VT Large Cap Growth Fund (Class IB)	232,231	522,433
AB VPS Relative Value Portfolio (Class B)	591	5,223
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	291,104

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation (Class B)	863	1,884	(1,021)
AB VPS International Value Portfolio (Class B)	—	14,713	(14,713)
AB VPS Discovery Value Portfolio (Class B)	3,176	22,250	(19,074)
American Funds IS® Asset Allocation Fund (Class 2)	37,064	100,008	(62,944)
American Funds IS® Washington Mutual Investors Fund (Class 2)	11,800	39,865	(28,065)

SA-102

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS® The Bond Fund of America® (Class 2)	166,124	288,262	(122,138)
American Funds IS® Capital World Bond Fund® (Class 2)	6,708	4,622	2,086
American Funds IS® Capital World Growth and Income Fund® (Class 2)	5,044	18,377	(13,333)
American Funds IS® Global Growth Fund (Class 2)	92,396	374,786	(282,390)
American Funds IS® Global Small Capitalization Fund (Class 2)	170,737	217,277	(46,540)
American Funds IS® Growth Fund (Class 2)	224,319	2,128,372	(1,904,053)
American Funds IS® Growth-Income Fund (Class 2)	72,152	1,443,559	(1,371,407)
American Funds IS® International Fund (Class 2)	23,864	65,296	(41,432)
American Funds IS® New World Fund® (Class 2)	8,025	25,927	(17,902)
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	—	3,414	(3,414)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	862	720	142
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	8,064	149,603	(141,539)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	2,391	8,449	(6,058)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	2,270	2,924	(654)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	15,747	9,869	5,878
Fidelity® VIP Government Money Market Portfolio (Service Class)	355,138	388,197	(33,059)
Fidelity® VIP Growth Portfolio (Service Class 2)	160	2,863	(2,703)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	7,968	39,963	(31,995)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	9,673	48,414	(38,741)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	6,419	(6,419)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	1,162	(1,162)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	429	1,843	(1,414)
Franklin DynaTech VIP Fund (Class 2)	1,346	3,089	(1,743)
Franklin Income VIP Fund (Class 2)	14,250	87,271	(73,021)
Franklin Mutual Global Discovery VIP Fund (Class 2)	5,979	47,071	(41,092)
Franklin Mutual Shares VIP Fund (Class 2)	—	41,828	(41,828)
Franklin Rising Dividends VIP Fund (Class 2)	1,628	5,923	(4,295)
Franklin Small Cap Value VIP Fund (Class 2)	4,161	17,050	(12,889)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	1,686	5,752	(4,066)
Franklin Strategic Income VIP Fund (Class 1)	22,752	86,028	(63,276)
Putnam VT George Putnam Balanced Fund (Class IA)	—	365	(365)
Hartford Balanced HLS Fund (Class IA)	119,109	381,849	(262,740)
Hartford Capital Appreciation HLS Fund (Class IA)	36,297	395,531	(359,234)
Hartford Disciplined Equity HLS Fund (Class IA)	21,369	741,993	(720,624)
Hartford Dividend and Growth HLS Fund (Class IA)	40,747	394,736	(353,989)
Hartford International Opportunities HLS Fund (Class IA)	90,124	316,156	(226,032)
Hartford MidCap HLS Fund (Class IA)	32,677	181,940	(149,263)
Hartford Small Company HLS Fund (Class IA)	49,755	193,603	(143,848)
Hartford Small Cap Growth HLS Fund (Class IA)	256	1,353	(1,097)
Hartford Stock HLS Fund (Class IA)	18,638	292,920	(274,282)
Hartford Total Return Bond HLS Fund (Class IA)	920,834	2,281,751	(1,360,917)
Hartford Ultrashort Bond HLS Fund (Class IA)	1,887,322	2,326,626	(439,304)

SA-103

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. American Franchise Fund (Series I)	1,601	5,602	(4,001)
Invesco V.I. American Value Fund (Series I)	—	224	(224)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	8,638	5,628	3,010
Invesco V.I. Comstock Fund (Series II)	10,419	14,478	(4,059)
Invesco V.I. Core Equity Fund (Series I)	—	496	(496)
Invesco V.I. Diversified Dividend Fund (Series II)	—	2	(2)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	41	66	(25)
Invesco V.I. Global Real Estate Fund (Series I)	1,867	3,295	(1,428)
Invesco V.I. Growth and Income Fund (Series II)	943	4,299	(3,356)
Invesco V.I. EQV International Equity Fund (Series I)	11,228	52,511	(41,283)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	629	5,750	(5,121)
Invesco V.I. Small Cap Equity Fund (Series I)	6,644	11,796	(5,152)
Lord Abbett Bond Debenture Portfolio (Class VC)	67,374	28,305	39,069
Lord Abbett Dividend Growth Portfolio (Class VC)	739	6,555	(5,816)
Lord Abbett Fundamental Equity Portfolio (Class VC)	710	1,183	(473)
Lord Abbett Growth and Income Portfolio (Class VC)	886	10,876	(9,990)
MFS® Growth Series (Initial Class)	1,270	4,501	(3,231)
MFS® Investors Trust Series (Initial Class)	2,812	12,912	(10,100)
MFS® New Discovery Series (Initial Class)	118	7,765	(7,647)
MFS® Total Return Bond Series (Initial Class)	81,702	101,922	(20,220)
MFS® Total Return Series (Initial Class)	7,662	36,124	(28,462)
MFS® Value Series (Initial Class)	5,515	62,891	(57,376)
Invesco V.I. Discovery Large Cap Fund (Series II)	—	1,459	(1,459)
Invesco V.I. Global Fund (Series II)	1,231	4,975	(3,744)
Invesco V.I. Main Street Fund® (Series II)	1,992	4,733	(2,741)
Invesco V.I. Main Street Small Cap Fund® (Series II)	2,285	11,780	(9,495)
Putnam VT Small Cap Growth Fund (Class IB)	—	6,617	(6,617)
Putnam VT Diversified Income Fund (Class IA)	—	2,845	(2,845)
Putnam VT Large Cap Value Fund (Class IA)	38	16,158	(16,120)
Putnam VT Global Asset Allocation Fund (Class IA)	—	174	(174)
Putnam VT Focused International Equity Fund (Class IA)	4,546	2,831	1,715
Putnam VT Global Health Care Fund (Class IA)	—	2,005	(2,005)
Putnam VT High Yield Fund (Class IA)	3,653	5,067	(1,414)
Putnam VT Income Fund (Class IA)	447	19,627	(19,180)
Putnam VT International Equity Fund (Class IA)	5,436	26,561	(21,125)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	511	(511)
Putnam VT International Value Fund (Class IA)	—	2,627	(2,627)
Putnam VT Core Equity Fund (Class IA)	—	594	(594)
Putnam VT Government Money Market Fund (Class IA)	—	529	(529)
Putnam VT Sustainable Leaders Fund (Class IA)	516	8,270	(7,754)
Putnam VT Small Cap Value Fund (Class IB)	4,405	6,504	(2,099)
Templeton Developing Markets VIP Fund (Class 1)	3,645	13,820	(10,175)

SA-104

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Foreign VIP Fund (Class 2)	—	32,800	(32,800)
Templeton Global Bond VIP Fund (Class 2)	31,466	69,591	(38,125)
Templeton Growth VIP Fund (Class 2)	—	25,977	(25,977)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	41	(41)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	30	(30)
Morgan Stanley VIF Discovery Portfolio (Class II)	2,028	8,683	(6,655)
PSF PGIM Government Money Market Portfolio (Class I)	866	1,197	(331)
Putnam VT Large Cap Growth Fund (Class IA)	1,049	64,280	(63,231)
BlackRock S&P 500 Index V.I. Fund (Class I)	38,850	374,810	(335,960)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	13,102	13,513	(411)
Invesco V.I. American Value Fund (Series II)	7,814	12,467	(4,653)
Putnam VT Diversified Income Fund (Class IB)	5,647	17,521	(11,874)
Putnam VT Large Cap Value Fund (Class IB)	5,045	13,044	(7,999)
Putnam VT Global Asset Allocation Fund (Class IB)	21	50	(29)
Putnam VT Focused International Equity Fund (Class IB)	5	10	(5)
Putnam VT High Yield Fund (Class IB)	2,516	16,077	(13,561)
Putnam VT Income Fund (Class IB)	836	2,768	(1,932)
Putnam VT International Equity Fund (Class IB)	7,899	6,786	1,113
Putnam VT International Value Fund (Class IB)	1,737	1,245	492
Putnam VT Core Equity Fund (Class IB)	352	1,131	(779)
Putnam VT Sustainable Leaders Fund (Class IB)	16	748	(732)
Putnam VT Large Cap Growth Fund (Class IB)	5,078	11,148	(6,070)
AB VPS Relative Value Portfolio (Class B)	33	304	(271)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	16,938	(16,938)

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation (Class B)	1,399	12,685	(11,286)
AB VPS International Value Portfolio (Class B)	677	32,622	(31,945)
AB VPS Discovery Value Portfolio (Class B)	11,760	50,803	(39,043)
American Funds IS® Asset Allocation Fund (Class 2)	50,331	104,882	(54,551)
American Funds IS® Washington Mutual Investors Fund (Class 2)	26,557	67,137	(40,580)
American Funds IS® The Bond Fund of America® (Class 2)	304,111	119,526	184,585
American Funds IS® Capital World Bond Fund® (Class 2)	14,329	11,967	2,362
American Funds IS® Capital World Growth and Income Fund® (Class 2)	10,537	33,979	(23,442)
American Funds IS® Global Growth Fund (Class 2)	200,807	770,626	(569,819)
American Funds IS® Global Small Capitalization Fund (Class 2)	103,651	344,118	(240,467)
American Funds IS® Growth Fund (Class 2)	72,485	2,141,099	(2,068,614)
American Funds IS® Growth-Income Fund (Class 2)	312,276	1,753,405	(1,441,129)
American Funds IS® International Fund (Class 2)	30,287	64,854	(34,567)
American Funds IS® New World Fund® (Class 2)	13,339	35,843	(22,504)

SA-105

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	—	2,566	(2,566)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	4,351	244	4,107
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	21,013	123,941	(102,928)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	2,542	17,562	(15,020)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	2,726	2,054	672
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	7,184	51,661	(44,477)
Fidelity® VIP Government Money Market Portfolio (Service Class)	749,391	652,240	97,151
Fidelity® VIP Growth Portfolio (Service Class 2)	3,043	3,181	(138)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	27,355	64,557	(37,202)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	16,529	48,045	(31,516)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	8,277	(8,277)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	761	(761)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	1,616	1,859	(243)
Franklin DynaTech VIP Fund (Class 2)	1,634	2,939	(1,305)
Franklin Income VIP Fund (Class 2)	26,571	73,729	(47,158)
Franklin Mutual Global Discovery VIP Fund (Class 2)	6,951	70,349	(63,398)
Franklin Mutual Shares VIP Fund (Class 2)	806	62,295	(61,489)
Franklin Rising Dividends VIP Fund (Class 2)	2,203	8,613	(6,410)
Franklin Small Cap Value VIP Fund (Class 2)	3,257	15,957	(12,700)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	2,124	6,717	(4,593)
Franklin Strategic Income VIP Fund (Class 1)	24,039	55,666	(31,627)
Putnam VT George Putnam Balanced Fund (Class IA)	—	313	(313)
Hartford Balanced HLS Fund (Class IA)	98,089	380,532	(282,443)
Hartford Capital Appreciation HLS Fund (Class IA)	14,754	550,539	(535,785)
Hartford Disciplined Equity HLS Fund (Class IA)	90,599	772,054	(681,455)
Hartford Dividend and Growth HLS Fund (Class IA)	59,360	500,938	(441,578)
Hartford International Opportunities HLS Fund (Class IA)	97,305	428,942	(331,637)
Hartford MidCap HLS Fund (Class IA)	20,370	327,003	(306,633)
Hartford Small Company HLS Fund (Class IA)	12,543	174,407	(161,864)
Hartford Small Cap Growth HLS Fund (Class IA)	537	517	20
Hartford Stock HLS Fund (Class IA)	24,148	255,141	(230,993)
Hartford Total Return Bond HLS Fund (Class IA)	2,010,820	979,241	1,031,579
Hartford Ultrashort Bond HLS Fund (Class IA)	1,290,435	1,652,104	(361,669)
Invesco V.I. American Franchise Fund (Series I)	21,390	21,526	(136)
Invesco V.I. American Value Fund (Series I)	—	201	(201)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	5,294	26,374	(21,080)
Invesco V.I. Comstock Fund (Series II)	3,928	29,785	(25,857)
Invesco V.I. Core Equity Fund (Series I)	—	1,545	(1,545)
Invesco V.I. Diversified Dividend Fund (Series II)	—	2	(2)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	89	109	(20)
Invesco V.I. Global Real Estate Fund (Series I)	2,226	2,695	(469)
Invesco V.I. Growth and Income Fund (Series II)	1,271	5,841	(4,570)

SA-106

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. EQV International Equity Fund (Series I)	12,851	33,193	(20,342)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	2,769	(2,769)
Invesco V.I. Small Cap Equity Fund (Series I)	6,123	19,515	(13,392)
Lord Abbett Bond Debenture Portfolio (Class VC)	26,008	29,548	(3,540)
Lord Abbett Dividend Growth Portfolio (Class VC)	1,571	3,126	(1,555)
Lord Abbett Fundamental Equity Portfolio (Class VC)	662	1,696	(1,034)
Lord Abbett Growth and Income Portfolio (Class VC)	3,185	10,259	(7,074)
MFS® Growth Series (Initial Class)	10,621	8,213	2,408
MFS® Investors Trust Series (Initial Class)	1,491	4,915	(3,424)
MFS® New Discovery Series (Initial Class)	459	1,262	(803)
MFS® Total Return Bond Series (Initial Class)	56,881	104,003	(47,122)
MFS® Total Return Series (Initial Class)	13,837	49,271	(35,434)
MFS® Value Series (Initial Class)	8,146	54,551	(46,405)
Invesco V.I. Discovery Large Cap Fund (Series II)	—	12,203	(12,203)
Invesco V.I. Global Fund (Series II)	1,290	15,193	(13,903)
Invesco V.I. Main Street Fund® (Series II)	480	2,349	(1,869)
Invesco V.I. Main Street Small Cap Fund® (Series II)	6,571	8,265	(1,694)
Putnam VT Small Cap Growth Fund (Class IB)	—	1,525	(1,525)
Putnam VT Diversified Income Fund (Class IA)	—	2,897	(2,897)
Putnam VT Large Cap Value Fund (Class IA)	—	13,641	(13,641)
Putnam VT Global Asset Allocation Fund (Class IA)	—	322	(322)
Putnam VT Focused International Equity Fund (Class IA)	718	9,225	(8,507)
Putnam VT Global Health Care Fund (Class IA)	—	722	(722)
Putnam VT High Yield Fund (Class IA)	4,163	3,799	364
Putnam VT Income Fund (Class IA)	2,932	19,149	(16,217)
Putnam VT International Equity Fund (Class IA)	6,804	17,017	(10,213)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	393	(393)
Putnam VT International Value Fund (Class IA)	—	2,675	(2,675)
Putnam VT Core Equity Fund (Class IA)	—	1,021	(1,021)
Putnam VT Government Money Market Fund (Class IA)	2	502	(500)
Putnam VT Sustainable Leaders Fund (Class IA)	497	6,078	(5,581)
Putnam VT Small Cap Value Fund (Class IB)	4,845	7,070	(2,225)
Templeton Developing Markets VIP Fund (Class 1)	8,370	8,301	69
Templeton Foreign VIP Fund (Class 2)	1,437	37,809	(36,372)
Templeton Global Bond VIP Fund (Class 2)	56,868	59,880	(3,012)
Templeton Growth VIP Fund (Class 2)	—	14,974	(14,974)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	36	(36)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	27	(27)
Morgan Stanley VIF Discovery Portfolio (Class II)	4,474	11,793	(7,319)
PSF PGIM Government Money Market Portfolio (Class I)	1,178	1,360	(182)
Putnam VT Large Cap Growth Fund (Class IA)	4,527	54,861	(50,334)
BlackRock S&P 500 Index V.I. Fund (Class I)	137,506	424,658	(287,152)

SA-107

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	610	2,230	(1,620)
Invesco V.I. American Value Fund (Series II)	2,645	15,598	(12,953)
Putnam VT Diversified Income Fund (Class IB)	7,854	16,231	(8,377)
Putnam VT Large Cap Value Fund (Class IB)	9,975	22,852	(12,877)
Putnam VT Global Asset Allocation Fund (Class IB)	18	706	(688)
Putnam VT Focused International Equity Fund (Class IB)	7	12,471	(12,464)
Putnam VT High Yield Fund (Class IB)	3,373	3,895	(522)
Putnam VT Income Fund (Class IB)	2,719	3,720	(1,001)
Putnam VT International Equity Fund (Class IB)	21,767	925	20,842
Putnam VT International Value Fund (Class IB)	2,629	2,923	(294)
Putnam VT Core Equity Fund (Class IB)	2,805	737	2,068
Putnam VT Sustainable Leaders Fund (Class IB)	22	229	(207)
Putnam VT Large Cap Growth Fund (Class IB)	11,051	19,963	(8,912)
AB VPS Relative Value Portfolio (Class B)	74	5,674	(5,600)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	2	30,935	(30,933)

6.    Financial Highlights:

The following is a summary of units outstanding, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

SA-108

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Hedged Allocation (Class B)
2025	29,458	$27.18	to	$27.18	$800,673	—%	to	—%	1.89%	to	1.89%	17.36%	to	17.36%
2024	30,479	23.16	to	23.16	705,866	—	to	—	1.60	to	1.60	8.58	to	8.58
2023	41,765	21.33	to	21.33	890,831	—	to	—	0.90	to	0.90	12.66	to	12.66
2022	40,892	18.93	to	18.93	774,222	—	to	—	3.09	to	3.09	(19.17)	to	(19.17)
2021	40,244	23.42	to	23.42	942,636	—	to	—	0.28	to	0.28	13.36	to	13.36

AB VPS International Value Portfolio (Class B)
2025	240,191	17.07	to	17.07	4,099,218	—	to	—	2.33	to	2.33	41.27	to	41.27
2024	254,904	12.08	to	12.08	3,079,347	—	to	—	2.30	to	2.30	4.81	to	4.81
2023	286,849	11.53	to	11.53	3,306,236	—	to	—	0.69	to	0.69	14.83	to	14.83
2022	306,532	10.04	to	10.04	3,076,787	—	to	—	4.11	to	4.11	(13.79)	to	(13.79)
2021	330,142	11.64	to	11.64	3,844,052	—	to	—	1.66	to	1.66	10.85	to	10.85

AB VPS Discovery Value Portfolio (Class B)
2025	258,260	45.85	to	45.85	11,840,578	—	to	—	0.59	to	0.59	2.64	to	2.64
2024	277,334	44.67	to	44.67	12,388,369	—	to	—	0.65	to	0.65	9.72	to	9.72
2023	316,377	40.71	to	40.71	12,880,727	—	to	—	0.82	to	0.82	16.86	to	16.86
2022	328,363	34.84	to	34.84	11,439,724	—	to	—	0.81	to	0.81	(15.82)	to	(15.82)
2021	351,590	41.38	to	41.38	14,550,475	—	to	—	0.61	to	0.61	35.60	to	35.60

American Funds IS® Asset Allocation Fund (Class 2)
2025	1,312,765	62.10	to	62.10	81,528,115	—	to	—	2.05	to	2.05	15.85	to	15.85
2024	1,375,709	53.61	to	53.61	73,746,984	—	to	—	2.19	to	2.19	16.44	to	16.44
2023	1,430,260	46.04	to	46.04	65,847,571	—	to	—	2.20	to	2.20	14.27	to	14.27
2022	1,583,857	40.29	to	40.29	63,813,561	—	to	—	1.90	to	1.90	(13.40)	to	(13.40)
2021	1,644,774	46.53	to	46.53	76,525,605	—	to	—	1.59	to	1.59	15.10	to	15.10

American Funds IS® Washington Mutual Investors Fund (Class 2)
2025	680,638	80.46	to	80.46	54,762,027	—	to	—	1.43	to	1.43	17.21	to	17.21
2024	708,703	68.64	to	68.64	48,648,083	—	to	—	1.60	to	1.60	19.14	to	19.14
2023	749,283	57.61	to	57.61	43,169,177	—	to	—	1.88	to	1.88	17.29	to	17.29
2022	818,146	49.12	to	49.12	40,189,426	—	to	—	1.92	to	1.92	(8.45)	to	(8.45)
2021	851,300	53.66	to	53.66	45,679,293	—	to	—	1.46	to	1.46	27.78	to	27.78

American Funds IS® The Bond Fund of America® (Class 2)
2025	2,474,105	19.41	to	19.41	48,028,837	—	to	—	4.29	to	4.29	7.26	to	7.26
2024	2,596,243	18.10	to	18.10	46,988,396	—	to	—	4.32	to	4.32	1.16	to	1.16
2023	2,411,658	17.89	to	17.89	43,148,927	—	to	—	3.51	to	3.51	5.02	to	5.02
2022	2,410,921	17.04	to	17.04	41,074,375	—	to	—	2.92	to	2.92	(12.58)	to	(12.58)
2021	2,528,535	19.49	to	19.49	49,276,951	—	to	—	1.43	to	1.43	(0.31)	to	(0.31)

American Funds IS® Capital World Bond Fund® (Class 2)
2025	192,045	13.66	to	13.66	2,622,540	—	to	—	3.01	to	3.01	9.39	to	9.39
2024	189,959	12.48	to	12.48	2,371,366	—	to	—	2.13	to	2.13	(3.04)	to	(3.04)
2023	187,597	12.87	to	12.87	2,415,195	—	to	—	—	to	—	6.14	to	6.14
2022	190,163	12.13	to	12.13	2,306,657	—	to	—	0.24	to	0.24	(17.69)	to	(17.69)
2021	188,123	14.74	to	14.74	2,772,507	—	to	—	1.69	to	1.69	(4.92)	to	(4.92)

American Funds IS® Capital World Growth and Income Fund® (Class 2)
2025	317,664	38.98	to	38.98	12,381,716	—	to	—	1.41	to	1.41	24.80	to	24.80
2024	330,997	31.23	to	31.23	10,337,276	—	to	—	1.65	to	1.65	14.00	to	14.00
2023	354,439	27.39	to	27.39	9,709,603	—	to	—	1.90	to	1.90	20.88	to	20.88
2022	363,748	22.66	to	22.66	8,243,458	—	to	—	2.32	to	2.32	(17.33)	to	(17.33)
2021	370,703	27.41	to	27.41	10,162,655	—	to	—	1.62	to	1.62	14.78	to	14.78

SA-109

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS® Global Growth Fund (Class 2)
2025	6,851,290	$8.38	to	$8.38	$57,399,424	—%	to	—%	1.40%	to	1.40%	21.63%	to	21.63%
2024	7,133,680	6.89	to	6.89	49,138,427	—	to	—	1.53	to	1.53	13.68	to	13.68
2023	7,703,499	6.06	to	71.81	46,677,116	—	to	—	—	to	0.91	—	to	22.60
2022	8,092,065	4.94	to	58.57	39,992,201	—	to	—	0.25	to	0.67	(24.74)	to	(24.74)
2021	8,328,636	6.57	to	77.82	54,697,494	—	to	—	0.33	to	0.34	16.42	to	16.42

American Funds IS® Global Small Capitalization Fund (Class 2)
2025	4,531,588	5.72	to	5.72	25,903,689	—	to	—	0.36	to	0.36	14.64	to	14.64
2024	4,578,128	4.99	to	4.99	22,828,376	—	to	—	1.06	to	1.06	2.33	to	2.33
2023	4,818,595	4.87	to	52.60	23,479,665	—	to	—	—	to	0.27	—	to	16.17
2022	4,968,432	4.19	to	45.27	20,839,243	—	to	—	—	to	—	(29.55)	to	—
2021	5,004,409	5.95	to	64.27	29,795,351	—	to	—	—	to	—	—	to	6.74

American Funds IS® Growth Fund (Class 2)
2025	29,354,775	10.91	to	137.23	320,765,219	—	to	—	0.15	to	0.15	20.23	to	20.23
2024	31,258,828	9.08	to	114.14	284,077,374	—	to	—	0.33	to	0.34	31.63	to	31.63
2023	33,327,442	6.90	to	86.72	230,089,261	—	to	—	0.36	to	0.37	38.48	to	38.48
2022	35,328,605	4.98	to	62.62	176,117,771	—	to	—	0.32	to	0.32	(29.94)	to	(29.94)
2021	36,127,285	7.11	to	89.38	257,051,739	—	to	—	0.22	to	0.22	21.99	to	21.99

American Funds IS® Growth-Income Fund (Class 2)
2025	22,088,341	8.86	to	86.29	195,799,243	—	to	—	0.92	to	0.94	18.06	to	18.06
2024	23,459,748	7.51	to	73.09	176,137,135	—	to	—	1.11	to	1.13	24.23	to	24.23
2023	24,900,877	6.04	to	58.83	150,493,410	—	to	—	1.38	to	1.40	26.14	to	26.14
2022	26,352,665	4.79	to	46.64	126,265,421	—	to	—	0.87	to	1.28	(16.49)	to	(16.49)
2021	28,159,232	5.74	to	55.86	161,578,185	—	to	—	1.13	to	1.13	24.09	to	24.10

American Funds IS® International Fund (Class 2)
2025	1,233,840	45.68	to	52.08	64,233,997	—	to	—	1.36	to	1.41	26.76	to	26.76
2024	1,275,272	36.04	to	41.08	52,374,000	—	to	—	1.19	to	1.22	3.16	to	3.16
2023	1,309,839	34.93	to	39.82	52,147,005	—	to	—	1.31	to	1.36	15.84	to	15.84
2022	1,375,820	30.16	to	34.38	47,283,430	—	to	—	1.75	to	1.80	(20.79)	to	(20.79)
2021	1,402,629	38.07	to	43.40	60,854,523	—	to	—	2.35	to	2.50	(1.50)	to	(1.50)

American Funds IS® New World Fund® (Class 2)
2025	335,731	77.53	to	77.53	26,029,345	—	to	—	1.15	to	1.15	28.30	to	28.30
2024	353,633	60.43	to	60.43	21,370,541	—	to	—	1.38	to	1.38	6.56	to	6.56
2023	376,137	56.71	to	56.71	21,331,910	—	to	—	1.48	to	1.48	16.00	to	16.00
2022	381,900	48.89	to	48.89	18,672,065	—	to	—	1.33	to	1.33	(22.10)	to	(22.10)
2021	381,540	62.76	to	62.76	23,945,387	—	to	—	0.84	to	0.84	4.92	to	4.92

Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)
2025	73,190	7.39	to	7.39	541,094	—	to	—	2.54	to	2.54	14.98	to	14.98
2024	76,604	6.43	to	6.43	492,535	—	to	—	2.46	to	2.46	8.50	to	8.50
2023	79,170	5.93	to	5.93	469,166	—	to	—	2.34	to	2.34	12.94	to	12.94
2022	83,637	5.25	to	5.25	438,835	—	to	—	2.01	to	2.01	(14.93)	to	(14.93)
2021	96,107	6.17	to	6.17	592,792	—	to	—	1.55	to	1.55	9.92	to	9.92

Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
2025	15,578	74.27	to	74.27	1,157,022	—	to	—	0.44	to	0.44	18.49	to	18.49
2024	15,436	62.68	to	62.68	967,557	—	to	—	0.05	to	0.05	25.19	to	25.19
2023	11,329	50.07	to	50.07	567,211	—	to	—	0.11	to	0.11	28.72	to	28.72
2022	11,331	38.90	to	38.90	440,723	—	to	—	0.11	to	0.11	(21.05)	to	(21.05)
2021	11,306	49.27	to	49.27	556,995	—	to	—	0.12	to	0.12	24.27	to	24.27

SA-110

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
2025	1,787,137	$13.67	to	$13.67	$24,424,714	—%	to	—%	1.80%	to	1.80%	19.02%	to	19.02%
2024	1,928,676	11.48	to	11.48	22,146,851	—	to	—	1.78	to	1.78	15.35	to	15.35
2023	2,031,604	9.96	to	9.96	20,224,639	—	to	—	1.92	to	1.92	10.65	to	10.65
2022	2,165,009	9.00	to	9.00	19,478,545	—	to	—	1.86	to	1.86	(4.96)	to	(4.96)
2021	2,332,543	9.47	to	9.47	22,080,618	—	to	—	1.86	to	1.86	24.89	to	24.89

Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
2025	449,412	24.18	to	24.18	10,867,276	—	to	—	3.07	to	3.07	10.26	to	10.26
2024	455,470	21.93	to	21.93	9,989,042	—	to	—	3.41	to	3.41	5.15	to	5.15
2023	470,490	20.86	to	20.86	9,812,921	—	to	—	3.77	to	3.77	9.08	to	9.08
2022	474,989	19.12	to	19.12	9,081,813	—	to	—	1.94	to	1.94	(13.66)	to	(13.66)
2021	491,564	22.15	to	22.15	10,885,937	—	to	—	1.18	to	1.18	5.60	to	5.60

Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
2025	157,611	28.14	to	28.14	4,435,841	—	to	—	2.57	to	2.57	13.00	to	13.00
2024	158,265	24.91	to	24.91	3,941,983	—	to	—	2.69	to	2.69	7.40	to	7.40
2023	157,593	23.19	to	23.19	3,654,650	—	to	—	3.03	to	3.03	12.22	to	12.22
2022	157,973	20.66	to	20.66	3,264,470	—	to	—	1.78	to	1.78	(15.97)	to	(15.97)
2021	185,415	24.59	to	24.59	4,559,645	—	to	—	1.10	to	1.10	9.26	to	9.26

Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
2025	253,579	32.98	to	32.98	8,362,620	—	to	—	2.24	to	2.24	15.16	to	15.16
2024	247,701	28.64	to	28.64	7,093,144	—	to	—	1.97	to	1.97	9.14	to	9.14
2023	292,178	26.24	to	26.24	7,666,314	—	to	—	2.27	to	2.27	14.46	to	14.46
2022	295,228	22.92	to	22.92	6,767,867	—	to	—	1.73	to	1.73	(17.09)	to	(17.09)
2021	286,471	27.65	to	27.65	7,920,391	—	to	—	0.87	to	0.87	12.07	to	12.07

Fidelity® VIP Government Money Market Portfolio (Service Class)
2025	2,837,302	12.13	to	12.13	34,405,496	—	to	—	3.96	to	3.96	4.03	to	4.03
2024	2,870,361	11.66	to	11.66	33,457,813	—	to	—	4.88	to	4.88	5.00	to	5.00
2023	2,773,210	11.10	to	11.10	30,786,234	—	to	—	4.71	to	4.71	4.79	to	4.79
2022	2,355,437	10.59	to	10.59	24,952,698	—	to	—	1.37	to	1.37	1.36	to	1.36
2021	2,199,286	10.45	to	10.45	22,986,097	—	to	—	0.01	to	0.01	0.01	to	0.01

Fidelity® VIP Growth Portfolio (Service Class 2)
2025	21,456	84.40	to	84.40	1,810,813	—	to	—	0.05	to	0.05	14.61	to	14.61
2024	24,159	73.64	to	73.64	1,779,070	—	to	—	—	to	—	30.07	to	30.07
2023	24,297	56.61	to	56.61	1,375,535	—	to	—	0.00 (1)	to	0.00 (1)	35.89	to	35.89
2022	24,696	41.66	to	41.66	1,028,869	—	to	—	0.35	to	0.35	(24.64)	to	(24.64)
2021	30,277	55.29	to	55.29	1,673,886	—	to	—	—	to	—	22.90	to	22.90

Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
2025	642,177	88.71	to	88.71	56,969,700	—	to	—	—	to	—	21.19	to	21.19
2024	674,172	73.20	to	73.20	49,348,996	—	to	—	0.03	to	0.03	33.45	to	33.45
2023	711,374	54.85	to	54.85	39,020,306	—	to	—	0.27	to	0.27	33.12	to	33.12
2022	738,961	41.21	to	41.21	30,449,835	—	to	—	0.27	to	0.27	(26.49)	to	(26.49)
2021	762,183	56.05	to	56.05	42,723,130	—	to	—	0.03	to	0.03	27.51	to	27.51

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2025	643,809	57.75	to	57.75	37,177,538	—	to	—	0.25	to	0.25	11.49	to	11.49
2024	682,550	51.80	to	51.80	35,353,308	—	to	—	0.35	to	0.35	17.18	to	17.18
2023	714,066	44.20	to	44.20	31,564,371	—	to	—	0.41	to	0.41	14.80	to	14.80
2022	655,630	38.50	to	38.50	25,244,620	—	to	—	0.28	to	0.28	(14.97)	to	(14.97)
2021	633,409	45.28	to	45.28	28,681,834	—	to	—	0.35	to	0.35	25.31	to	25.31

SA-111

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Overseas Portfolio (Initial Class)
2025	68,066	$6.38	to	$6.38	$434,556	—%	to	—%	1.57%	to	1.57%	20.39%	to	20.39%
2024	74,485	5.30	to	5.30	394,994	—	to	—	1.63	to	1.63	5.05	to	5.05
2023	82,762	5.05	to	5.05	417,773	—	to	—	1.04	to	1.04	20.51	to	20.51
2022	88,210	4.19	to	4.19	369,499	—	to	—	1.07	to	1.07	(24.48)	to	(24.48)
2021	93,039	5.55	to	5.55	516,095	—	to	—	0.53	to	0.53	19.70	to	19.70

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2025	4,778	21.70	to	21.70	103,680	—	to	—	3.64	to	3.64	8.58	to	8.58
2024	5,940	19.99	to	19.99	118,710	—	to	—	3.43	to	3.43	5.78	to	5.78
2023	6,701	18.89	to	18.89	126,611	—	to	—	4.22	to	4.22	9.18	to	9.18
2022	7,251	17.31	to	17.31	125,475	—	to	—	3.38	to	3.38	(11.52)	to	(11.52)
2021	8,822	19.56	to	19.56	172,539	—	to	—	2.40	to	2.40	3.53	to	3.53

Fidelity® VIP Value Strategies Portfolio (Service Class 2)
2025	3,068	45.37	to	45.37	139,190	—	to	—	0.74	to	0.74	7.70	to	7.70
2024	4,482	42.13	to	42.13	188,803	—	to	—	0.79	to	0.79	9.16	to	9.16
2023	4,725	38.59	to	38.59	182,358	—	to	—	0.85	to	0.85	20.61	to	20.61
2022	6,138	32.00	to	32.00	196,406	—	to	—	0.66	to	0.66	(7.35)	to	(7.35)
2021	4,819	34.54	to	34.54	166,431	—	to	—	1.88	to	1.88	33.34	to	33.34

Franklin DynaTech VIP Fund (Class 2)
2025	43,994	66.98	to	66.98	2,946,770	—	to	—	—	to	—	18.13	to	18.13
2024	45,737	56.70	to	56.70	2,593,280	—	to	—	—	to	—	30.44	to	30.44
2023	47,042	43.47	to	43.47	2,044,766	—	to	—	—	to	—	43.77	to	43.77
2022	42,363	30.23	to	30.23	1,280,772	—	to	—	—	to	—	(39.96)	to	(39.96)
2021	39,781	50.35	to	50.35	2,003,061	—	to	—	—	to	—	16.14	to	16.14

Franklin Income VIP Fund (Class 2)
2025	887,390	32.99	to	32.99	29,270,945	—	to	—	5.19	to	5.19	12.56	to	12.56
2024	960,411	29.31	to	29.31	28,145,353	—	to	—	5.14	to	5.14	7.20	to	7.20
2023	1,007,569	27.34	to	27.34	27,543,258	—	to	—	5.10	to	5.10	8.62	to	8.62
2022	1,069,911	25.17	to	25.17	26,925,645	—	to	—	4.84	to	4.84	(5.47)	to	(5.47)
2021	1,055,827	26.62	to	26.62	28,109,897	—	to	—	4.66	to	4.66	16.75	to	16.75

Franklin Mutual Global Discovery VIP Fund (Class 2)
2025	522,616	40.90	to	40.90	21,372,733	—	to	—	1.87	to	1.87	23.34	to	23.34
2024	563,708	33.16	to	33.16	18,691,005	—	to	—	1.74	to	1.74	4.66	to	4.66
2023	627,106	31.68	to	31.68	19,867,930	—	to	—	2.49	to	2.49	20.31	to	20.31
2022	661,811	26.33	to	26.33	17,427,899	—	to	—	1.41	to	1.41	(4.75)	to	(4.75)
2021	693,695	27.65	to	27.65	19,178,304	—	to	—	2.69	to	2.69	19.13	to	19.13

Franklin Mutual Shares VIP Fund (Class 2)
2025	664,396	44.31	to	46.68	31,004,341	—	to	—	2.04	to	2.05	11.52	to	11.52
2024	706,224	39.74	to	41.86	29,552,549	—	to	—	1.98	to	2.00	11.27	to	11.27
2023	767,713	35.71	to	37.62	28,871,924	—	to	—	1.88	to	1.90	13.46	to	13.46
2022	816,939	31.47	to	33.16	27,077,879	—	to	—	1.84	to	1.85	(7.43)	to	(7.43)
2021	863,971	34.00	to	35.82	30,935,732	—	to	—	2.87	to	2.90	19.17	to	19.17

Franklin Rising Dividends VIP Fund (Class 2)
2025	78,040	68.06	to	68.06	5,311,554	—	to	—	0.81	to	0.81	11.80	to	11.80
2024	82,335	60.88	to	60.88	5,012,154	—	to	—	1.01	to	1.01	10.79	to	10.79
2023	88,745	54.95	to	54.95	4,876,368	—	to	—	0.92	to	0.92	12.08	to	12.08
2022	86,410	49.03	to	49.03	4,236,514	—	to	—	0.80	to	0.80	(10.57)	to	(10.57)
2021	87,217	54.82	to	54.82	4,781,534	—	to	—	0.87	to	0.87	26.79	to	26.79

SA-112

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Small Cap Value VIP Fund (Class 2)
2025	264,525	$76.50	to	$76.50	$20,236,882	—%	to	—%	1.08%	to	1.08%	7.65%	to	7.65%
2024	277,414	71.06	to	71.06	19,713,982	—	to	—	0.93	to	0.93	11.71	to	11.71
2023	290,114	63.62	to	63.62	18,456,140	—	to	—	0.52	to	0.52	12.75	to	12.75
2022	304,034	56.43	to	56.43	17,155,260	—	to	—	0.98	to	0.98	(10.06)	to	(10.06)
2021	330,084	62.74	to	62.74	20,709,416	—	to	—	1.01	to	1.01	25.37	to	25.37

Franklin Small-Mid Cap Growth VIP Fund (Class 2)
2025	76,602	46.85	to	46.85	3,588,746	—	to	—	—	to	—	2.52	to	2.52
2024	80,668	45.70	to	45.70	3,686,489	—	to	—	—	to	—	11.04	to	11.04
2023	85,261	41.16	to	50.86	3,509,129	—	to	—	—	to	—	—	to	26.74
2022	87,300	32.47	to	40.13	2,835,054	—	to	—	—	to	—	(33.69)	to	(33.69)
2021	93,595	48.97	to	60.52	4,588,070	—	to	—	—	to	—	10.01	to	10.01

Franklin Strategic Income VIP Fund (Class 1)
2025	795,122	20.47	to	33.12	16,293,258	—	to	—	4.89	to	4.92	7.42	to	7.42
2024	858,398	19.06	to	30.83	16,373,060	—	to	—	4.51	to	4.58	4.32	to	4.32
2023	890,025	18.27	to	29.55	16,271,854	—	to	—	4.67	to	4.77	8.37	to	8.37
2022	925,235	16.86	to	27.27	15,608,582	—	to	—	4.39	to	5.04	(10.46)	to	(10.46)
2021	951,932	18.82	to	30.46	17,947,012	—	to	—	3.44	to	3.44	2.28	to	2.28

Putnam VT George Putnam Balanced Fund (Class IA)
2025	2,763	54.68	to	54.68	151,101	—	to	—	1.63	to	1.63	14.31	to	14.31
2024	3,128	47.84	to	47.84	149,611	—	to	—	1.37	to	1.37	16.94	to	16.94
2023	3,441	40.90	to	40.90	140,749	—	to	—	1.49	to	1.49	20.26	to	20.26
2022	3,922	34.01	to	34.01	133,390	—	to	—	1.18	to	1.18	(15.82)	to	(15.82)
2021	4,330	40.40	to	40.40	174,931	—	to	—	1.03	to	1.03	14.28	to	14.28

Hartford Balanced HLS Fund (Class IA)
2025	4,464,881	12.22	to	12.22	54,552,815	—	to	—	1.97	to	1.97	12.13	to	12.13
2024	4,727,621	10.90	to	10.90	51,512,446	—	to	—	1.98	to	1.98	11.21	to	11.21
2023	5,010,064	9.80	to	9.80	49,085,097	—	to	—	1.88	to	1.88	14.78	to	14.78
2022	5,490,137	8.54	to	8.54	46,863,044	—	to	—	1.80	to	1.80	(13.42)	to	(13.42)
2021	5,911,958	9.86	to	9.86	58,288,834	—	to	—	1.03	to	1.03	19.64	to	19.64

Hartford Capital Appreciation HLS Fund (Class IA)
2025	6,039,821	34.56	to	34.56	208,720,086	—	to	—	0.67	to	0.67	13.72	to	13.72
2024	6,399,055	30.39	to	30.39	194,449,948	—	to	—	0.77	to	0.77	21.19	to	21.19
2023	6,934,840	25.07	to	25.07	173,883,081	—	to	—	0.88	to	0.88	20.00	to	20.00
2022	7,344,296	20.89	to	20.89	153,458,909	—	to	—	0.94	to	0.94	(15.30)	to	(15.30)
2021	7,696,807	24.67	to	24.67	189,871,456	—	to	—	0.47	to	0.47	14.76	to	14.76

Hartford Disciplined Equity HLS Fund (Class IA)
2025	14,037,427	10.60	to	10.60	148,826,490	—	to	—	0.42	to	0.42	14.32	to	14.32
2024	14,758,051	9.27	to	9.27	136,865,279	—	to	—	0.61	to	0.61	25.37	to	25.37
2023	15,439,506	7.40	to	7.40	114,210,814	—	to	—	0.85	to	0.85	21.24	to	21.24
2022	16,148,118	6.10	to	6.10	98,521,765	—	to	—	1.01	to	1.01	(18.96)	to	(18.96)
2021	16,907,528	7.53	to	7.53	127,286,801	—	to	—	0.57	to	0.57	25.52	to	25.52

Hartford Dividend and Growth HLS Fund (Class IA)
2025	6,387,991	23.08	to	23.08	147,440,197	—	to	—	1.62	to	1.62	17.49	to	17.49
2024	6,741,980	19.65	to	19.65	132,450,038	—	to	—	1.93	to	1.93	12.67	to	12.67
2023	7,183,558	17.44	to	17.44	125,256,757	—	to	—	1.60	to	1.60	14.18	to	14.18
2022	7,487,794	15.27	to	15.27	114,351,048	—	to	—	1.68	to	1.68	(8.93)	to	(8.93)
2021	8,004,894	16.77	to	16.77	134,241,589	—	to	—	1.31	to	1.31	32.00	to	32.00

SA-113

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford International Opportunities HLS Fund (Class IA)
2025	5,645,784	$8.92	to	$8.92	$50,338,938	—%	to	—%	1.69%	to	1.69%	30.41%	to	30.41%
2024	5,871,816	6.84	to	6.84	40,146,370	—	to	—	1.53	to	1.53	8.40	to	8.40
2023	6,203,453	6.31	to	6.31	39,128,465	—	to	—	1.19	to	1.19	11.71	to	11.71
2022	6,200,636	5.65	to	5.65	35,009,408	—	to	—	1.66	to	1.66	(18.15)	to	(18.15)
2021	6,286,286	6.90	to	6.90	43,360,979	—	to	—	1.02	to	1.02	7.82	to	7.82

Hartford MidCap HLS Fund (Class IA)
2025	3,172,019	16.54	to	16.54	52,467,347	—	to	—	—	to	—	(0.38)	to	(0.38)
2024	3,321,282	16.60	to	16.60	55,145,044	—	to	—	—	to	—	6.28	to	6.28
2023	3,627,915	15.62	to	15.62	56,679,238	—	to	—	0.04	to	0.04	14.87	to	14.87
2022	3,855,682	13.60	to	13.60	52,437,963	—	to	—	0.86	to	0.89	(24.30)	to	(24.30)
2021	4,075,927	17.97	to	17.97	73,229,172	—	to	—	—	to	—	9.91	to	9.91

Hartford Small Company HLS Fund (Class IA)
2025	2,298,271	10.49	to	10.49	24,105,987	—	to	—	0.44	to	0.44	12.96	to	12.96
2024	2,442,119	9.29	to	9.29	22,675,756	—	to	—	—	to	—	12.00	to	12.00
2023	2,603,983	8.29	to	8.29	21,587,725	—	to	—	—	to	—	16.74	to	16.74
2022	2,696,187	7.10	to	7.10	19,146,975	—	to	—	—	to	—	(30.94)	to	(30.94)
2021	2,817,701	10.28	to	10.28	28,973,091	—	to	—	—	to	—	1.56	to	1.56

Hartford Small Cap Growth HLS Fund (Class IA)
2025	8,596	53.85	to	53.85	462,875	—	to	—	2.81	to	2.81	6.83	to	6.83
2024	9,693	50.40	to	50.40	488,548	—	to	—	0.30	to	0.30	13.12	to	13.12
2023	9,673	44.56	to	44.56	430,986	—	to	—	—	to	—	18.42	to	18.42
2022	9,531	37.62	to	37.62	358,591	—	to	—	—	to	—	(28.46)	to	(28.46)
2021	13,886	52.59	to	52.59	730,269	—	to	—	—	to	—	4.02	to	4.02

Hartford Stock HLS Fund (Class IA)
2025	3,222,398	18.26	to	18.26	58,828,709	—	to	—	1.19	to	1.19	7.97	to	7.97
2024	3,496,680	16.91	to	16.91	59,126,452	—	to	—	1.60	to	1.60	8.75	to	8.75
2023	3,727,673	15.55	to	15.55	57,963,375	—	to	—	1.33	to	1.33	7.72	to	7.72
2022	3,944,538	14.44	to	14.44	56,941,537	—	to	—	1.63	to	1.63	(5.14)	to	(5.14)
2021	4,243,576	15.22	to	15.22	64,575,847	—	to	—	1.19	to	1.19	24.98	to	24.98

Hartford Total Return Bond HLS Fund (Class IA)
2025	24,644,297	4.43	to	4.43	109,116,815	—	to	—	5.34	to	5.34	7.29	to	7.29
2024	26,005,214	4.13	to	4.13	107,314,155	—	to	—	3.57	to	3.57	2.33	to	2.33
2023	24,973,635	4.03	to	4.03	100,713,924	—	to	—	3.50	to	3.50	6.97	to	6.97
2022	24,490,251	3.77	to	3.77	92,328,246	—	to	—	3.00	to	3.00	(14.21)	to	(14.21)
2021	25,150,832	4.39	to	4.39	110,525,836	—	to	—	2.45	to	2.45	(0.94)	to	(0.94)

Hartford Ultrashort Bond HLS Fund (Class IA)
2025	12,824,861	2.24	to	2.24	28,748,464	—	to	—	5.01	to	5.01	4.50	to	4.50
2024	13,264,165	2.15	to	2.15	28,451,634	—	to	—	4.33	to	4.33	5.20	to	5.20
2023	13,625,834	2.04	to	2.04	27,783,075	—	to	—	1.31	to	1.31	5.19	to	5.19
2022	14,919,026	1.94	to	1.94	28,920,084	—	to	—	0.23	to	0.23	(0.17)	to	(0.17)
2021	15,423,591	1.94	to	1.94	29,949,221	—	to	—	0.68	to	0.68	(0.19)	to	(0.19)

Invesco V.I. American Franchise Fund (Series I)
2025	173,727	63.69	to	63.69	11,064,300	—	to	—	—	to	—	11.66	to	11.66
2024	177,728	57.04	to	57.04	10,136,788	—	to	—	—	to	—	34.89	to	34.89
2023	177,864	42.28	to	42.28	7,520,686	—	to	—	—	to	—	40.93	to	40.93
2022	181,207	30.00	to	30.00	5,436,946	—	to	—	—	to	—	(31.11)	to	(31.11)
2021	185,317	43.56	to	43.56	8,071,552	—	to	—	—	to	—	11.93	to	11.93

SA-114

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. American Value Fund (Series I)
2025	4,118	$85.34	to	$85.34	$351,430	—%	to	—%	0.47%	to	0.47%	21.00%	to	21.00%
2024	4,342	70.53	to	70.53	306,188	—	to	—	1.01	to	1.01	30.41	to	30.41
2023	4,543	54.08	to	54.08	245,700	—	to	—	0.65	to	0.65	15.60	to	15.60
2022	4,737	46.78	to	46.78	221,582	—	to	—	0.76	to	0.76	(2.61)	to	(2.61)
2021	4,976	48.04	to	48.04	239,040	—	to	—	0.45	to	0.45	27.95	to	27.95

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2025	186,828	21.04	to	21.04	3,931,434	—	to	—	7.03	to	7.03	9.01	to	9.01
2024	183,818	19.30	to	19.30	3,548,340	—	to	—	5.73	to	5.73	3.88	to	3.88
2023	204,898	18.58	to	18.58	3,807,571	—	to	—	—	to	—	6.63	to	6.63
2022	218,673	17.43	to	17.43	3,810,759	—	to	—	7.51	to	7.51	(14.35)	to	(14.35)
2021	214,169	20.35	to	20.35	4,357,686	—	to	—	3.06	to	3.06	9.54	to	9.54

Invesco V.I. Comstock Fund (Series II)
2025	233,969	54.67	to	54.67	12,791,358	—	to	—	1.47	to	1.47	17.14	to	17.14
2024	238,028	46.67	to	46.67	11,108,998	—	to	—	1.49	to	1.49	14.87	to	14.87
2023	263,885	40.63	to	40.63	10,721,648	—	to	—	1.59	to	1.59	12.09	to	12.09
2022	277,585	36.25	to	36.25	10,061,399	—	to	—	1.35	to	1.35	0.85	to	0.85
2021	297,518	35.94	to	35.94	10,693,451	—	to	—	1.62	to	1.62	33.04	to	33.04

Invesco V.I. Core Equity Fund (Series I)
2025	19,020	70.02	to	70.02	1,331,770	—	to	—	0.66	to	0.66	16.17	to	16.17
2024	19,516	60.28	to	60.28	1,176,380	—	to	—	0.70	to	0.70	25.61	to	25.61
2023	21,061	47.99	to	47.99	1,010,654	—	to	—	0.74	to	0.74	23.36	to	23.36
2022	22,014	38.90	to	38.90	856,341	—	to	—	0.92	to	0.92	(20.55)	to	(20.55)
2021	22,943	48.96	to	48.96	1,123,267	—	to	—	0.66	to	0.66	27.74	to	27.74

Invesco V.I. Diversified Dividend Fund (Series II)
2025	286	40.85	to	40.85	11,687	—	to	—	1.43	to	1.43	15.44	to	15.44
2024	288	35.38	to	35.38	10,199	—	to	—	1.69	to	1.69	12.96	to	12.96
2023	290	31.32	to	31.32	9,093	—	to	—	1.79	to	1.79	8.77	to	8.77
2022	293	28.80	to	28.80	8,433	—	to	—	1.67	to	1.67	(1.92)	to	(1.92)
2021	296	29.36	to	29.36	8,700	—	to	—	1.99	to	1.99	18.59	to	18.59

Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
2025	1,105	83.13	to	83.13	91,825	—	to	—	1.41	to	1.41	10.83	to	10.83
2024	1,130	75.01	to	75.01	84,747	—	to	—	1.45	to	1.45	12.47	to	12.47
2023	1,150	66.69	to	66.69	76,722	—	to	—	1.19	to	1.19	13.43	to	13.43
2022	1,175	58.80	to	58.80	69,117	—	to	—	0.81	to	0.81	(12.06)	to	(12.06)
2021	1,214	66.86	to	66.86	81,178	—	to	—	1.06	to	1.06	28.88	to	28.88

Invesco V.I. Global Real Estate Fund (Series I)
2025	34,383	24.97	to	24.97	858,514	—	to	—	2.04	to	2.04	7.85	to	7.85
2024	35,811	23.15	to	23.15	829,096	—	to	—	2.59	to	2.59	(1.80)	to	(1.80)
2023	36,280	23.58	to	23.58	855,371	—	to	—	1.50	to	1.50	9.05	to	9.05
2022	35,733	21.62	to	21.62	772,563	—	to	—	2.82	to	2.82	(24.93)	to	(24.93)
2021	38,134	28.80	to	28.80	1,098,345	—	to	—	2.60	to	2.60	25.71	to	25.71

Invesco V.I. Growth and Income Fund (Series II)
2025	79,467	44.14	to	62.95	3,703,317	—	to	—	1.20	to	1.21	15.30	to	15.30
2024	82,823	38.28	to	54.60	3,348,644	—	to	—	1.23	to	1.24	15.72	to	15.72
2023	87,393	33.08	to	47.18	3,051,109	—	to	—	1.32	to	1.32	12.40	to	12.40
2022	92,541	29.43	to	41.98	2,871,297	—	to	—	1.29	to	1.33	(6.00)	to	(6.00)
2021	88,582	31.31	to	44.66	2,936,509	—	to	—	1.34	to	1.37	28.19	to	28.19

SA-115

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. EQV International Equity Fund (Series I)
2025	623,006	$22.77	to	$22.77	$14,185,592	—%	to	—%	1.43%	to	1.43%	16.50%	to	16.50%
2024	664,289	19.54	to	19.54	12,983,481	—	to	—	1.76	to	1.76	0.62	to	0.62
2023	684,631	19.42	to	19.42	13,298,843	—	to	—	0.20	to	0.20	18.14	to	18.14
2022	696,847	16.44	to	16.44	11,457,254	—	to	—	1.74	to	1.74	(18.31)	to	(18.31)
2021	722,743	20.13	to	20.13	14,545,598	—	to	—	1.25	to	1.25	5.89	to	5.89

Invesco V.I. Main Street Mid Cap Fund® (Series I)
2025	54,601	59.23	to	59.23	3,234,231	—	to	—	0.33	to	0.33	9.19	to	9.19
2024	59,722	54.25	to	54.25	3,239,806	—	to	—	0.34	to	0.34	17.07	to	17.07
2023	62,491	46.34	to	46.34	2,895,809	—	to	—	0.29	to	0.29	14.47	to	14.47
2022	65,713	40.48	to	40.48	2,660,250	—	to	—	0.35	to	0.35	(14.26)	to	(14.26)
2021	72,687	47.22	to	47.22	3,431,999	—	to	—	0.45	to	0.45	23.24	to	23.24

Invesco V.I. Small Cap Equity Fund (Series I)
2025	239,990	51.65	to	51.65	12,394,709	—	to	—	—	to	—	8.05	to	8.05
2024	245,142	47.80	to	47.80	11,717,918	—	to	—	0.13	to	0.13	18.09	to	18.09
2023	258,534	40.48	to	40.48	10,464,831	—	to	—	—	to	—	16.57	to	16.57
2022	270,122	34.72	to	34.72	9,379,321	—	to	—	—	to	—	(20.51)	to	(20.51)
2021	278,436	43.68	to	43.68	12,161,941	—	to	—	0.16	to	0.16	20.40	to	20.40

Lord Abbett Bond Debenture Portfolio (Class VC)
2025	594,883	26.34	to	26.34	15,669,183	—	to	—	6.17	to	6.17	8.33	to	8.33
2024	555,814	24.32	to	24.32	13,514,814	—	to	—	5.73	to	5.73	6.72	to	6.72
2023	559,354	22.78	to	22.78	12,744,572	—	to	—	5.30	to	5.30	6.55	to	6.55
2022	563,448	21.38	to	21.38	12,048,436	—	to	—	4.44	to	4.44	(12.80)	to	(12.80)
2021	578,001	24.52	to	24.52	14,174,150	—	to	—	3.24	to	3.24	3.28	to	3.28

Lord Abbett Dividend Growth Portfolio (Class VC)
2025	78,253	66.42	to	66.42	5,197,336	—	to	—	0.58	to	0.58	15.98	to	15.98
2024	84,069	57.27	to	57.27	4,814,288	—	to	—	0.58	to	0.58	22.14	to	22.14
2023	85,624	46.89	to	46.89	4,014,511	—	to	—	0.80	to	0.80	16.33	to	16.33
2022	108,677	40.30	to	40.30	4,380,217	—	to	—	0.83	to	0.83	(13.55)	to	(13.55)
2021	119,213	46.62	to	46.62	5,557,943	—	to	—	0.73	to	0.73	25.62	to	25.62

Lord Abbett Fundamental Equity Portfolio (Class VC)
2025	31,857	44.39	to	44.39	1,414,163	—	to	—	0.44	to	0.44	14.29	to	14.29
2024	32,330	38.84	to	38.84	1,255,692	—	to	—	0.74	to	0.74	16.65	to	16.65
2023	33,364	33.30	to	33.30	1,110,898	—	to	—	0.60	to	0.60	14.63	to	14.63
2022	41,780	29.05	to	29.05	1,213,548	—	to	—	1.10	to	1.10	(11.98)	to	(11.98)
2021	41,527	33.00	to	33.00	1,370,415	—	to	—	0.80	to	0.80	27.31	to	27.31

Lord Abbett Growth and Income Portfolio (Class VC)
2025	133,147	47.94	to	47.94	6,383,682	—	to	—	0.57	to	0.57	17.29	to	17.29
2024	143,137	40.88	to	40.88	5,851,168	—	to	—	0.88	to	0.88	20.60	to	20.60
2023	150,211	33.89	to	33.89	5,091,343	—	to	—	0.90	to	0.90	13.19	to	13.19
2022	177,193	29.95	to	29.95	5,306,200	—	to	—	1.38	to	1.38	(9.44)	to	(9.44)
2021	153,970	33.07	to	33.07	5,091,343	—	to	—	1.03	to	1.03	29.02	to	29.02

MFS® Growth Series (Initial Class)
2025	70,868	87.26	to	87.26	6,184,133	—	to	—	—	to	—	12.19	to	12.19
2024	74,099	77.78	to	77.78	5,763,236	—	to	—	—	to	—	31.47	to	31.47
2023	71,691	59.16	to	79.15	4,241,383	—	to	—	—	to	—	—	to	35.86
2022	74,030	43.55	to	58.26	3,223,642	—	to	—	—	to	—	(31.63)	to	—
2021	73,288	63.70	to	85.21	4,668,111	—	to	—	—	to	—	—	to	23.53

SA-116

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Investors Trust Series (Initial Class)
2025	131,214	$68.19	to	$68.19	$8,947,984	—%	to	—%	1.59%	to	1.59%	13.57%	to	13.57%
2024	141,314	60.05	to	60.05	8,485,297	—	to	—	0.70	to	0.70	19.52	to	19.52
2023	144,738	50.24	to	55.39	7,271,316	—	to	—	—	to	0.73	—	to	18.98
2022	146,445	42.22	to	46.56	6,183,511	—	to	—	0.68	to	0.90	(16.49)	to	(16.49)
2021	147,573	50.56	to	55.75	7,462,261	—	to	—	0.61	to	0.62	26.81	to	26.81

MFS® New Discovery Series (Initial Class)
2025	30,518	82.72	to	82.72	2,524,392	—	to	—	—	to	—	12.96	to	12.96
2024	38,165	73.23	to	73.23	2,794,658	—	to	—	—	to	—	6.72	to	6.72
2023	38,968	68.61	to	68.61	2,673,734	—	to	—	—	to	—	14.41	to	14.41
2022	41,880	59.97	to	59.97	2,511,531	—	to	—	—	to	—	(29.76)	to	(29.76)
2021	46,192	85.38	to	85.38	3,943,721	—	to	—	—	to	—	1.80	to	1.80

MFS® Total Return Bond Series (Initial Class)
2025	1,538,423	18.77	to	18.77	28,877,470	—	to	—	4.45	to	4.45	7.17	to	7.17
2024	1,558,643	17.51	to	17.51	27,299,421	—	to	—	4.28	to	4.28	2.55	to	2.55
2023	1,605,765	17.08	to	17.08	27,425,884	—	to	—	3.18	to	3.18	7.38	to	7.38
2022	1,652,554	15.91	to	15.91	26,285,190	—	to	—	2.77	to	2.77	(13.93)	to	(13.93)
2021	1,693,368	18.48	to	18.48	31,295,265	—	to	—	2.67	to	2.67	(0.81)	to	(0.81)

MFS® Total Return Series (Initial Class)
2025	368,374	44.02	to	44.18	16,274,668	—	to	—	2.69	to	2.72	11.16	to	11.16
2024	396,836	39.60	to	39.74	15,771,435	—	to	—	2.44	to	2.49	7.75	to	7.75
2023	432,270	36.75	to	36.88	15,943,772	—	to	—	2.05	to	2.07	10.44	to	10.44
2022	453,740	33.28	to	33.40	15,153,217	—	to	—	1.73	to	1.75	(9.58)	to	(9.58)
2021	455,305	36.80	to	36.94	16,816,881	—	to	—	1.80	to	1.81	14.12	to	14.12

MFS® Value Series (Initial Class)
2025	953,036	45.40	to	45.40	43,267,947	—	to	—	1.61	to	1.61	13.01	to	13.01
2024	1,010,412	40.17	to	40.17	40,590,800	—	to	—	1.65	to	1.65	11.61	to	11.61
2023	1,056,817	35.99	to	35.99	38,037,941	—	to	—	1.64	to	1.64	7.93	to	7.93
2022	1,101,751	33.35	to	33.35	36,741,095	—	to	—	1.40	to	1.40	(5.91)	to	(5.91)
2021	1,129,322	35.44	to	35.44	40,025,114	—	to	—	1.33	to	1.33	25.45	to	25.45

Invesco V.I. Discovery Large Cap Fund (Series II)
2025	60,003	69.53	to	69.53	4,172,004	—	to	—	—	to	—	12.53	to	12.53
2024	61,462	61.79	to	61.79	3,797,502	—	to	—	—	to	—	33.83	to	33.83
2023	73,665	46.17	to	46.17	3,401,052	—	to	—	—	to	—	35.03	to	35.03
2022	77,183	34.19	to	34.19	2,639,058	—	to	—	—	to	—	(30.96)	to	(30.96)
2021	85,833	49.53	to	49.53	4,251,077	—	to	—	—	to	—	22.28	to	22.28

Invesco V.I. Global Fund (Series II)
2025	99,978	52.81	to	52.81	5,280,032	—	to	—	—	to	—	15.01	to	15.01
2024	103,722	45.92	to	45.92	4,762,739	—	to	—	—	to	—	15.78	to	15.78
2023	117,625	39.66	to	39.66	4,664,862	—	to	—	—	to	—	34.45	to	34.45
2022	119,358	29.50	to	29.50	3,520,808	—	to	—	—	to	—	(31.94)	to	(31.94)
2021	127,064	43.34	to	43.34	5,506,778	—	to	—	—	to	—	15.17	to	15.17

Invesco V.I. Main Street Fund® (Series II)
2025	59,613	62.24	to	62.24	3,710,486	—	to	—	0.32	to	0.32	15.64	to	15.64
2024	62,354	53.83	to	53.83	3,356,202	—	to	—	—	to	—	23.39	to	23.39
2023	64,223	43.62	to	43.62	2,801,500	—	to	—	0.50	to	0.50	22.83	to	22.83
2022	65,466	35.51	to	35.51	2,324,956	—	to	—	1.11	to	1.11	(20.31)	to	(20.31)
2021	68,577	44.56	to	44.56	3,056,099	—	to	—	0.52	to	0.52	27.23	to	27.23

SA-117

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Main Street Small Cap Fund® (Series II)
2025	153,516	$52.03	to	$52.03	$7,986,847	—%	to	—%	0.23%	to	0.23%	8.44%	to	8.44%
2024	163,011	47.98	to	47.98	7,820,827	—	to	—	—	to	—	12.41	to	12.41
2023	164,705	42.68	to	42.68	7,029,981	—	to	—	0.98	to	0.98	17.82	to	17.82
2022	151,224	36.23	to	36.23	5,478,400	—	to	—	0.26	to	0.26	(16.04)	to	(16.04)
2021	151,265	43.15	to	43.15	6,526,972	—	to	—	0.18	to	0.18	22.26	to	22.26

Putnam VT Small Cap Growth Fund (Class IB)
2025	30,604	83.95	to	83.95	2,569,111	—	to	—	0.41	to	0.41	8.80	to	8.80
2024	37,221	77.15	to	77.15	2,871,684	—	to	—	—	to	—	23.33	to	23.33
2023	38,746	62.56	to	62.56	2,423,784	—	to	—	—	to	—	23.14	to	23.14
2022	40,442	50.80	to	50.80	2,054,440	—	to	—	—	to	—	(28.30)	to	(28.30)
2021	45,746	70.85	to	70.85	3,241,130	—	to	—	—	to	—	13.87	to	13.87

Putnam VT Diversified Income Fund (Class IA)
2025	22,126	41.78	to	41.78	924,488	—	to	—	6.45	to	6.45	8.94	to	8.94
2024	24,971	38.35	to	38.35	957,776	—	to	—	6.41	to	6.41	6.09	to	6.09
2023	27,868	36.15	to	36.15	1,007,559	—	to	—	6.59	to	6.59	5.01	to	5.01
2022	32,797	34.43	to	34.43	1,129,201	—	to	—	7.21	to	7.21	(2.06)	to	(2.06)
2021	39,837	35.15	to	35.15	1,400,448	—	to	—	0.94	to	0.94	(6.73)	to	(6.73)

Putnam VT Large Cap Value Fund (Class IA)
2025	190,506	99.47	to	99.47	18,950,148	—	to	—	1.61	to	1.61	20.66	to	20.66
2024	206,626	82.44	to	82.44	17,033,786	—	to	—	1.28	to	1.28	19.46	to	19.46
2023	220,267	69.01	to	69.01	15,200,384	—	to	—	2.23	to	2.23	15.92	to	15.92
2022	244,492	59.53	to	59.53	14,554,763	—	to	—	1.70	to	1.70	(2.87)	to	(2.87)
2021	262,434	61.29	to	61.29	16,084,126	—	to	—	1.38	to	1.38	27.62	to	27.62

Putnam VT Global Asset Allocation Fund (Class IA)
2025	1,128	107.02	to	107.02	120,717	—	to	—	2.61	to	2.61	14.69	to	14.69
2024	1,302	93.31	to	93.31	121,477	—	to	—	2.60	to	2.60	16.63	to	16.63
2023	1,624	80.01	to	80.01	129,945	—	to	—	1.90	to	1.90	17.78	to	17.78
2022	1,938	67.93	to	67.93	131,630	—	to	—	1.87	to	1.87	(15.82)	to	(15.82)
2021	2,662	80.69	to	80.69	214,780	—	to	—	0.92	to	0.92	14.25	to	14.25

Putnam VT Focused International Equity Fund (Class IA)
2025	72,010	98.00	to	98.00	7,056,712	—	to	—	3.26	to	3.26	36.75	to	36.75
2024	70,295	71.66	to	71.66	5,037,385	—	to	—	1.88	to	1.88	3.63	to	3.63
2023	78,802	69.15	to	69.15	5,449,128	—	to	—	0.92	to	0.92	19.56	to	19.56
2022	80,807	57.84	to	57.84	4,673,738	—	to	—	2.04	to	2.04	(17.99)	to	(17.99)
2021	83,606	70.53	to	70.53	5,896,545	—	to	—	0.97	to	0.97	12.84	to	12.84

Putnam VT Global Health Care Fund (Class IA)
2025	12,495	84.38	to	84.38	1,054,352	—	to	—	—	to	—	15.34	to	15.34
2024	14,500	73.16	to	73.16	1,060,901	—	to	—	0.66	to	0.66	1.70	to	1.70
2023	15,222	71.94	to	71.94	1,095,112	—	to	—	0.53	to	0.53	9.39	to	9.39
2022	16,287	65.77	to	65.77	1,071,163	—	to	—	0.63	to	0.63	(4.44)	to	(4.44)
2021	17,297	68.82	to	68.82	1,190,449	—	to	—	1.28	to	1.28	19.77	to	19.77

Putnam VT High Yield Fund (Class IA)
2025	97,137	73.00	to	73.00	7,090,742	—	to	—	6.32	to	6.32	8.86	to	8.86
2024	98,551	67.06	to	67.06	6,608,660	—	to	—	5.79	to	5.79	8.19	to	8.19
2023	98,187	61.98	to	61.98	6,085,876	—	to	—	5.28	to	5.28	12.29	to	12.29
2022	97,007	55.20	to	55.20	5,354,551	—	to	—	5.43	to	5.43	(11.37)	to	(11.37)
2021	104,080	62.28	to	62.28	6,482,092	—	to	—	4.76	to	4.76	5.20	to	5.20

SA-118

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Income Fund (Class IA)
2025	96,091	$43.24	to	$43.24	$4,154,611	—%	to	—%	5.00%	to	5.00%	7.45%	to	7.45%
2024	115,271	40.24	to	40.24	4,638,497	—	to	—	5.99	to	5.99	2.56	to	2.56
2023	131,488	39.24	to	39.24	5,159,062	—	to	—	5.97	to	5.97	4.96	to	4.96
2022	149,030	37.38	to	37.38	5,571,138	—	to	—	5.90	to	5.90	(13.48)	to	(13.48)
2021	157,543	43.21	to	43.21	6,807,296	—	to	—	1.67	to	1.67	(4.44)	to	(4.44)

Putnam VT International Equity Fund (Class IA)
2025	203,752	46.50	to	46.50	9,474,560	—	to	—	0.23	to	0.23	38.00	to	38.00
2024	224,877	33.70	to	33.70	7,577,346	—	to	—	2.34	to	2.34	3.24	to	3.24
2023	235,090	32.64	to	32.64	7,673,102	—	to	—	0.28	to	0.28	18.86	to	18.86
2022	254,207	27.46	to	27.46	6,980,786	—	to	—	1.83	to	1.83	(14.58)	to	(14.58)
2021	268,301	32.15	to	32.15	8,625,536	—	to	—	1.40	to	1.40	9.09	to	9.09

Putnam VT Emerging Markets Equity Fund (Class IA)
2025	7,149	41.28	to	41.28	295,119	—	to	—	0.88	to	0.88	34.49	to	34.49
2024	7,660	30.69	to	30.69	235,100	—	to	—	1.60	to	1.60	15.90	to	15.90
2023	8,053	26.48	to	26.48	213,269	—	to	—	0.76	to	0.76	11.90	to	11.90
2022	8,520	23.67	to	23.67	201,633	—	to	—	—	to	—	(27.32)	to	(27.32)
2021	8,873	32.56	to	32.56	288,902	—	to	—	0.69	to	0.69	(3.94)	to	(3.94)

Putnam VT International Value Fund (Class IA)
2025	22,677	45.05	to	45.05	1,021,523	—	to	—	1.40	to	1.40	35.07	to	35.07
2024	25,304	33.35	to	33.35	843,908	—	to	—	2.61	to	2.61	5.44	to	5.44
2023	27,979	31.63	to	31.63	885,001	—	to	—	1.75	to	1.75	19.08	to	19.08
2022	34,061	26.56	to	26.56	904,782	—	to	—	2.35	to	2.35	(6.70)	to	(6.70)
2021	44,213	28.47	to	28.47	1,258,709	—	to	—	2.19	to	2.19	15.28	to	15.28

Putnam VT Core Equity Fund (Class IA)
2025	10,666	79.43	to	79.43	847,177	—	to	—	0.65	to	0.65	17.11	to	17.11
2024	11,260	67.82	to	67.82	763,689	—	to	—	0.82	to	0.82	27.32	to	27.32
2023	12,281	53.27	to	53.27	654,201	—	to	—	0.77	to	0.77	28.36	to	28.36
2022	13,309	41.50	to	41.50	552,323	—	to	—	1.60	to	1.60	(15.54)	to	(15.54)
2021	14,139	49.14	to	49.14	694,730	—	to	—	0.83	to	0.83	31.32	to	31.32

Putnam VT Government Money Market Fund (Class IA)
2025	18,425	2.17	to	2.17	39,953	—	to	—	3.87	to	3.87	3.94	to	3.94
2024	18,954	2.09	to	2.09	39,542	—	to	—	4.81	to	4.81	4.91	to	4.91
2023	19,454	1.99	to	1.99	38,686	—	to	—	4.60	to	4.60	4.70	to	4.70
2022	19,965	1.90	to	1.90	37,920	—	to	—	1.28	to	1.28	1.28	to	1.28
2021	20,431	1.88	to	1.88	38,312	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)

Putnam VT Sustainable Leaders Fund (Class IA)
2025	113,187	176.92	to	176.92	20,025,356	—	to	—	0.87	to	0.87	10.99	to	10.99
2024	120,941	159.40	to	159.40	19,278,517	—	to	—	0.38	to	0.38	23.33	to	23.33
2023	126,522	129.25	to	129.25	16,352,580	—	to	—	0.74	to	0.74	26.42	to	26.42
2022	136,372	102.24	to	102.24	13,942,530	—	to	—	0.83	to	0.83	(22.72)	to	(22.72)
2021	145,822	132.30	to	132.30	19,291,473	—	to	—	0.34	to	0.34	23.84	to	23.84

Putnam VT Small Cap Value Fund (Class IB)
2025	44,261	38.38	to	38.38	1,698,775	—	to	—	0.69	to	0.69	5.27	to	5.27
2024	46,360	36.46	to	36.46	1,690,255	—	to	—	0.94	to	0.94	6.20	to	6.20
2023	48,585	34.33	to	34.33	1,668,002	—	to	—	0.16	to	0.16	23.75	to	23.75
2022	58,366	27.74	to	27.74	1,619,221	—	to	—	0.16	to	0.16	(12.98)	to	(12.98)
2021	60,894	31.88	to	31.88	1,941,344	—	to	—	0.74	to	0.74	39.90	to	39.90

SA-119

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Templeton Developing Markets VIP Fund (Class 1)
2025	198,696	$20.39	to	$20.39	$4,050,561	—%	to	—%	0.75%	to	0.75%	46.64%	to	46.64%
2024	208,871	13.90	to	13.90	2,903,637	—	to	—	4.08	to	4.08	7.98	to	7.98
2023	208,802	12.87	to	43.61	2,688,146	—	to	—	—	to	2.31	—	to	12.77
2022	211,953	11.42	to	38.67	2,419,656	—	to	—	—	to	2.93	(21.70)	to	—
2021	209,682	14.58	to	49.39	3,057,172	—	to	—	—	to	1.10	(5.51)	to	—

Templeton Foreign VIP Fund (Class 2)
2025	408,265	18.20	to	18.20	7,432,142	—	to	—	2.33	to	2.33	29.19	to	29.19
2024	441,065	14.09	to	14.09	6,214,889	—	to	—	2.42	to	2.42	(1.00)	to	(1.00)
2023	477,437	14.23	to	14.23	6,795,194	—	to	—	3.21	to	3.21	20.76	to	20.76
2022	510,890	11.79	to	11.79	6,021,504	—	to	—	3.05	to	3.05	(7.60)	to	(7.60)
2021	567,526	12.76	to	12.76	7,239,606	—	to	—	1.85	to	1.85	4.16	to	4.16

Templeton Global Bond VIP Fund (Class 2)
2025	993,260	17.67	to	17.67	17,547,932	—	to	—	—	to	—	15.73	to	15.73
2024	1,031,385	15.27	to	15.27	15,744,943	—	to	—	—	to	—	(11.37)	to	(11.37)
2023	1,034,397	17.22	to	17.22	17,816,929	—	to	—	—	to	—	2.88	to	2.88
2022	1,043,188	16.74	to	16.74	17,464,624	—	to	—	—	to	—	(4.95)	to	(4.95)
2021	1,046,119	17.61	to	17.61	18,425,801	—	to	—	—	to	—	(4.99)	to	(4.99)

Templeton Growth VIP Fund (Class 2)
2025	319,401	25.68	to	35.24	8,227,798	—	to	—	0.87	to	0.88	23.83	to	23.83
2024	345,378	20.74	to	28.46	7,184,438	—	to	—	0.94	to	0.94	5.40	to	5.40
2023	360,352	19.68	to	27.00	7,111,676	—	to	—	3.33	to	3.33	21.01	to	21.01
2022	385,107	16.26	to	22.31	6,280,219	—	to	—	0.16	to	0.16	(11.50)	to	(11.50)
2021	414,952	18.37	to	25.21	7,645,690	—	to	—	1.10	to	1.10	4.87	to	4.87

Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
2025	745	42.59	to	42.59	31,747	—	to	—	14.36	to	14.36	15.33	to	15.33
2024	786	36.93	to	36.93	29,021	—	to	—	10.24	to	10.24	11.23	to	11.23
2023	822	33.20	to	33.20	27,304	—	to	—	8.59	to	8.59	11.84	to	11.84
2022	857	29.69	to	29.69	25,452	—	to	—	7.52	to	7.52	(18.74)	to	(18.74)
2021	890	36.53	to	36.53	32,517	—	to	—	5.11	to	5.11	(2.02)	to	(2.02)

Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
2025	553	56.49	to	56.49	31,213	—	to	—	0.41	to	0.41	32.96	to	32.96
2024	583	42.48	to	42.48	24,748	—	to	—	1.36	to	1.36	7.82	to	7.82
2023	610	39.40	to	39.40	24,021	—	to	—	1.62	to	1.62	11.97	to	11.97
2022	636	35.19	to	35.19	22,364	—	to	—	0.43	to	0.43	(25.08)	to	(25.08)
2021	660	46.97	to	46.97	30,993	—	to	—	0.83	to	0.83	2.99	to	2.99

Morgan Stanley VIF Discovery Portfolio (Class II)
2025	89,566	60.67	to	60.67	5,433,938	—	to	—	0.39	to	0.39	12.44	to	12.44
2024	96,221	53.96	to	53.96	5,191,942	—	to	—	—	to	—	41.73	to	41.73
2023	103,540	38.07	to	38.07	3,941,944	—	to	—	—	to	—	44.13	to	44.13
2022	111,028	26.42	to	26.42	2,932,819	—	to	—	—	to	—	(62.97)	to	(62.97)
2021	128,891	71.33	to	71.33	9,193,689	—	to	—	—	to	—	(11.19)	to	(11.19)

PSF PGIM Government Money Market Portfolio (Class I)
2025	29,487	12.14	to	12.14	357,982	—	to	—	3.96	to	3.96	4.05	to	4.05
2024	29,818	11.67	to	11.67	347,927	—	to	—	4.89	to	4.89	5.01	to	5.01
2023	30,000	11.11	to	11.11	333,328	—	to	—	4.90	to	4.90	4.88	to	4.88
2022	8,031	10.59	to	10.59	85,075	—	to	—	1.32	to	1.32	1.39	to	1.39
2021	8,992	10.45	to	10.45	93,960	—	to	—	0.04	to	0.04	0.04	to	0.04

SA-120

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Large Cap Growth Fund (Class IA)
2025	502,502	$51.51	to	$51.51	$25,886,345	—%	to	—%	—%	to	—%	14.58%	to	14.58%
2024	565,733	44.96	to	44.96	25,435,241	—	to	—	0.09	to	0.09	33.71	to	33.71
2023	616,067	33.63	to	33.63	20,715,736	—	to	—	—	to	—	44.89	to	44.89
2022	684,463	23.21	to	23.21	15,885,377	—	to	—	—	to	—	(30.36)	to	(30.36)
2021	754,099	33.33	to	33.33	25,132,605	—	to	—	—	to	—	23.00	to	23.00

BlackRock S&P 500 Index V.I. Fund (Class I)
2025	4,552,306	28.54	to	28.54	129,937,436	—	to	—	1.15	to	1.15	17.72	to	17.72
2024	4,888,266	24.25	to	24.25	118,522,659	—	to	—	1.30	to	1.30	24.83	to	24.83
2023	5,175,418	19.42	to	19.42	100,521,102	—	to	—	1.39	to	1.39	26.22	to	26.22
2022	5,321,168	15.39	to	15.39	81,882,294	—	to	—	1.49	to	1.49	(18.23)	to	(18.23)
2021	5,465,968	18.82	to	18.82	102,861,805	—	to	—	1.28	to	1.28	28.53	to	28.53

Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
2025	75,964	49.23	to	49.23	3,739,394	—	to	—	1.73	to	1.73	18.75	to	18.75
2024	76,375	41.45	to	41.45	3,166,092	—	to	—	1.63	to	1.63	15.06	to	15.06
2023	77,995	36.03	to	36.03	2,810,126	—	to	—	1.79	to	1.79	10.38	to	10.38
2022	78,555	32.64	to	32.64	2,564,192	—	to	—	1.75	to	1.75	(5.24)	to	(5.24)
2021	78,393	34.45	to	34.45	2,700,534	—	to	—	1.78	to	1.78	24.60	to	24.60

Invesco V.I. American Value Fund (Series II)
2025	220,950	52.28	to	52.28	11,550,605	—	to	—	0.22	to	0.22	20.76	to	20.76
2024	225,603	43.29	to	43.29	9,766,680	—	to	—	0.79	to	0.79	30.10	to	30.10
2023	238,556	33.28	to	33.28	7,938,281	—	to	—	0.37	to	0.37	15.29	to	15.29
2022	268,749	28.86	to	28.86	7,756,957	—	to	—	0.47	to	0.47	(2.86)	to	(2.86)
2021	264,943	29.71	to	29.71	7,872,490	—	to	—	0.24	to	0.24	27.62	to	27.62

Putnam VT Diversified Income Fund (Class IB)
2025	220,965	19.36	to	19.36	4,278,260	—	to	—	6.13	to	6.13	8.58	to	8.58
2024	232,839	17.83	to	17.83	4,151,760	—	to	—	6.05	to	6.05	5.76	to	5.76
2023	241,216	16.86	to	16.86	4,066,805	—	to	—	6.05	to	6.05	4.82	to	4.82
2022	264,947	16.08	to	16.08	4,261,644	—	to	—	6.15	to	6.15	(2.35)	to	(2.35)
2021	239,025	16.47	to	16.47	3,937,046	—	to	—	0.61	to	0.61	(6.95)	to	(6.95)

Putnam VT Large Cap Value Fund (Class IB)
2025	158,510	99.61	to	99.61	15,789,712	—	to	—	1.42	to	1.42	20.35	to	20.35
2024	166,509	82.77	to	82.77	13,782,054	—	to	—	1.08	to	1.08	19.14	to	19.14
2023	179,386	69.47	to	69.47	12,462,330	—	to	—	1.98	to	1.98	15.67	to	15.67
2022	176,928	60.06	to	60.06	10,626,807	—	to	—	1.40	to	1.40	(3.13)	to	(3.13)
2021	164,158	62.00	to	62.00	10,178,550	—	to	—	1.21	to	1.21	27.30	to	27.30

Putnam VT Global Asset Allocation Fund (Class IB)
2025	1,661	36.33	to	36.33	60,355	—	to	—	2.13	to	2.13	14.38	to	14.38
2024	1,690	31.77	to	31.77	53,678	—	to	—	2.51	to	2.51	16.36	to	16.36
2023	2,378	27.30	to	27.30	64,924	—	to	—	1.51	to	1.51	17.48	to	17.48
2022	2,466	23.24	to	23.24	57,304	—	to	—	1.32	to	1.32	(16.03)	to	(16.03)
2021	2,545	27.67	to	27.67	70,430	—	to	—	0.59	to	0.59	13.95	to	13.95

Putnam VT Focused International Equity Fund (Class IB)
2025	1,374	55.34	to	55.34	76,050	—	to	—	3.14	to	3.14	36.44	to	36.44
2024	1,379	40.56	to	40.56	55,935	—	to	—	1.79	to	1.79	3.30	to	3.30
2023	13,843	39.27	to	39.27	543,608	—	to	—	0.28	to	0.28	19.25	to	19.25
2022	1,396	32.93	to	32.93	45,956	—	to	—	1.74	to	1.74	(18.19)	to	(18.19)
2021	1,403	40.26	to	40.26	56,488	—	to	—	0.75	to	0.75	12.58	to	12.58

SA-121

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT High Yield Fund (Class IB)
2025	62,657	$38.20	to	$38.20	$2,393,232	—%	to	—%	6.92%	to	6.92%	8.67%	to	8.67%
2024	76,218	35.15	to	35.15	2,678,908	—	to	—	5.67	to	5.67	7.86	to	7.86
2023	76,740	32.59	to	32.59	2,500,691	—	to	—	5.16	to	5.16	12.13	to	12.13
2022	72,786	29.06	to	29.06	2,115,157	—	to	—	5.21	to	5.21	(11.60)	to	(11.60)
2021	78,448	32.87	to	32.87	2,578,917	—	to	—	4.35	to	4.35	4.98	to	4.98

Putnam VT Income Fund (Class IB)
2025	49,940	21.50	to	21.50	1,073,811	—	to	—	4.83	to	4.83	7.25	to	7.25
2024	51,872	20.05	to	20.05	1,039,947	—	to	—	5.48	to	5.48	2.32	to	2.32
2023	52,873	19.59	to	19.59	1,035,975	—	to	—	5.80	to	5.80	4.70	to	4.70
2022	60,406	18.71	to	18.71	1,130,486	—	to	—	5.70	to	5.70	(13.81)	to	(13.81)
2021	65,330	21.71	to	21.71	1,418,558	—	to	—	1.72	to	1.72	(4.58)	to	(4.58)

Putnam VT International Equity Fund (Class IB)
2025	70,210	43.42	to	43.42	3,048,625	—	to	—	0.01	to	0.01	37.68	to	37.68
2024	69,097	31.54	to	31.54	2,179,139	—	to	—	2.03	to	2.03	2.97	to	2.97
2023	48,255	30.63	to	30.63	1,477,898	—	to	—	0.03	to	0.03	18.51	to	18.51
2022	57,385	25.84	to	25.84	1,483,064	—	to	—	1.53	to	1.53	(14.77)	to	(14.77)
2021	56,540	30.32	to	30.32	1,714,397	—	to	—	1.15	to	1.15	8.82	to	8.82

Putnam VT International Value Fund (Class IB)
2025	18,815	21.39	to	21.39	402,494	—	to	—	1.18	to	1.18	34.68	to	34.68
2024	18,323	15.88	to	15.88	291,038	—	to	—	2.40	to	2.40	5.21	to	5.21
2023	18,617	15.10	to	15.10	281,057	—	to	—	1.26	to	1.26	18.68	to	18.68
2022	16,040	12.72	to	12.72	204,038	—	to	—	1.56	to	1.56	(6.81)	to	(6.81)
2021	10,736	13.65	to	13.65	146,540	—	to	—	1.91	to	1.91	14.94	to	14.94

Putnam VT Core Equity Fund (Class IB)
2025	10,097	95.12	to	95.12	960,473	—	to	—	0.42	to	0.42	16.81	to	16.81
2024	10,876	81.44	to	81.44	885,707	—	to	—	0.60	to	0.60	26.96	to	26.96
2023	8,808	64.15	to	64.15	565,022	—	to	—	0.45	to	0.45	28.08	to	28.08
2022	8,710	50.08	to	50.08	436,210	—	to	—	1.19	to	1.19	(15.77)	to	(15.77)
2021	8,085	59.46	to	59.46	480,675	—	to	—	0.59	to	0.59	31.01	to	31.01

Putnam VT Sustainable Leaders Fund (Class IB)
2025	11,402	104.63	to	104.63	1,192,934	—	to	—	0.65	to	0.65	10.69	to	10.69
2024	12,134	94.52	to	94.52	1,146,946	—	to	—	0.20	to	0.20	23.02	to	23.02
2023	12,341	76.83	to	76.83	948,151	—	to	—	0.51	to	0.51	26.11	to	26.11
2022	12,555	60.93	to	60.93	764,938	—	to	—	0.54	to	0.54	(22.91)	to	(22.91)
2021	13,929	79.03	to	79.03	1,100,855	—	to	—	0.11	to	0.11	23.53	to	23.53

Putnam VT Large Cap Growth Fund (Class IB)
2025	109,562	51.05	to	51.05	5,593,351	—	to	—	—	to	—	14.34	to	14.34
2024	115,632	44.65	to	44.65	5,162,983	—	to	—	—	to	—	33.41	to	33.41
2023	124,544	33.47	to	33.47	4,168,443	—	to	—	—	to	—	44.47	to	44.47
2022	96,505	23.17	to	23.17	2,235,672	—	to	—	—	to	—	(30.50)	to	(30.50)
2021	107,683	33.33	to	33.33	3,589,538	—	to	—	—	to	—	22.65	to	22.65

AB VPS Relative Value Portfolio (Class B)
2025	2,817	19.08	to	19.08	53,749	—	to	—	0.87	to	0.87	10.20	to	10.20
2024	3,088	17.31	to	17.31	53,472	—	to	—	0.82	to	0.82	12.76	to	12.76
2023	8,688	15.35	to	15.35	133,390	—	to	—	1.14	to	1.14	11.72	to	11.72
2022	3,861	13.74	to	13.74	53,058	—	to	—	1.08	to	1.08	(4.42)	to	(4.42)
2021	3,976	14.38	to	14.38	57,169	—	to	—	0.70	to	0.70	27.84	to	27.84

SA-122

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
2025	294,524	$17.66	to	$17.66	$5,201,672	—%	to	—%	—%	to	—%	4.79%	to	4.79%
2024	311,462	16.85	to	16.85	5,249,409	—	to	—	—	to	—	24.23	to	24.23
2023	342,395	13.57	to	13.57	4,645,162	—	to	—	—	to	—	13.15	to	13.15
2022	355,280	11.99	to	11.99	4,259,759	—	to	—	—	to	—	(30.98)	to	(30.98)
2021	383,886	17.37	to	17.37	6,668,837	—	to	—	—	to	—	19.10	to	19.10

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

(1)	Amount is less than 0.01%.
7.    Subsequent Events:

Management has evaluated events subsequent to December 31, 2025 and through April 16, 2026, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-123

Talcott Resolution Life and Annuity Insurance Company Independent Auditor's Report Financial Statements - Statutory-Basis As of December 31, 2025, 2024 and 2023, and for the Years Ended December 31, 2025, 2024 and 2023 Supplemental Schedules as of and for the Year Ended December 31, 2025

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY CONTENTS Page: Independent Auditor's Report 1 - 3 Financial Statements - Statutory-Basis: Admitted Assets, Liabilities and Capital and Surplus 4 Statements of Operations 5 Statements of Changes in Capital and Surplus 6 Statements of Cash Flows 7 Notes to Financial Statements 8 - 54 Supplemental Schedules Schedule I - Selected Financial Data 55 - 57 Schedule II - Summary Investment Schedule 58 Schedule III - Investment Risks Interrogatories 59 - 64 Schedule IV - Supplemental Schedule of Reinsurance Contracts with Risk-Limiting Features 65

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2025 2024 Bonds $ 2,992,962,146 $ 3,485,972,537 Common and preferred stocks 11,737,059 40,445,531 Mortgage loans on real estate 577,794,520 687,494,035 Contract loans 86,985,968 86,947,134 Cash, cash equivalents and short-term investments 195,554,580 636,655,573 Derivatives 48,296,942 101,755,280 Other invested assets 644,114,568 578,050,264 Total cash and invested assets 4,557,445,783 5,617,320,354 Investment income due and accrued 39,504,375 53,206,887 Amounts recoverable for reinsurance 76,185,846 65,644,758 Federal income tax recoverable 625,435 1,209,143 Net deferred tax asset 63,541,833 55,763,712 Other assets 36,265,159 36,466,689 Separate Account assets 24,106,820,931 23,803,924,174 Total admitted assets $ 28,880,389,362 $ 29,633,535,717 Liabilities Aggregate reserves for future benefits $ 2,963,051,806 $ 4,234,013,014 Liability for deposit-type contracts 125,690,078 143,312,740 Policy and contract claim liabilities 20,543,556 18,973,114 Asset valuation reserve 122,433,569 126,399,841 Interest maintenance reserve 96,162,702 33,676,604 Payables to parent, subsidiaries and affiliates 33,283,192 40,249,340 Accrued expense allowances and amounts due from Separate Accounts (10,329,925) (26,910,443) Derivatives 4,820,659 18,431,325 Collateral on derivatives 3,039,950 6,457,000 Payable for repurchase agreements 120,684,019 171,899,921 Payable for securities 58,049,967 119,134,538 Other liabilities 499,643,726 317,342,335 Separate Account liabilities 24,106,820,931 23,803,924,174 Total liabilities $ 28,143,894,230 $ 29,006,903,503 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds — 119,373,209 Gross paid-in and contributed surplus 98,742,904 85,431,561 Unassigned surplus 635,252,228 419,327,444 Total capital and surplus 736,495,132 626,632,214 Total liabilities and capital and surplus $ 28,880,389,362 $ 29,633,535,717 See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2025 2024 2023 Premiums and annuity considerations $ (8,856,324,429) $ 72,476,082 $ 74,015,374 Net investment income 221,343,136 274,137,829 274,931,065 Commissions and expense allowances on reinsurance ceded 4,936,832 105,876,954 110,570,839 Reserve adjustments on reinsurance ceded 5,369,474,934 (1,932,715,884) (1,389,948,223) Fee income 333,510,064 512,113,975 501,612,185 Other revenues 1,419,409 621,173 2,424,209 Total revenues (2,925,640,054) (967,489,871) (426,394,551) Benefits and expenses Death and annuity benefits 167,607,419 191,762,643 209,818,126 Disability and other benefits 915,716 1,418,538 1,409,180 Surrenders and other fund withdrawals 635,847,063 1,365,362,021 1,206,573,608 Commissions and expense allowances 107,872,426 112,007,776 110,130,356 Decrease in aggregate reserves for life and accident and health policies (1,270,961,207) (204,622,173) (226,502,136) General insurance expenses 108,490,771 99,010,457 86,779,049 Net transfers from Separate Accounts (2,574,874,525) (2,561,176,569) (2,144,561,129) Modified coinsurance adjustment on reinsurance assumed (150,471,186) (146,181,690) (129,276,050) IMR adjustment on reinsurance ceded 74,076,487 1,820,444 957,014 Other expenses (2,584,140) 11,530,839 10,373,178 Total benefits and expenses (2,904,081,176) (1,129,067,714) (874,298,804) Net (loss) gain from operations before federal income tax benefit (21,558,878) 161,577,843 447,904,253 Federal income tax expense (benefit) 41,633,472 (8,545,006) 19,898,443 Net (loss) gain from operations (63,192,350) 170,122,849 428,005,810 Net realized capital losses, after tax (75,630,359) (153,659,423) (411,793,622) Net (loss) income $(138,822,709) $16,463,426 $16,212,188 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2025 2024 2023 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning of year 85,431,561 85,431,561 85,431,561 Capital (return) paid-in 13,311,343 — — Balance, beginning and end of year 98,742,904 85,431,561 85,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 119,373,209 135,822,092 152,270,975 Amortization, decreases of gain on inforce reinsurance (119,373,209) (16,448,883) (16,448,883) Balance, end of year — 119,373,209 135,822,092 Unassigned funds Balance, beginning of year 419,327,444 663,185,906 708,426,635 Net income (loss) (138,822,709) 16,463,426 16,212,188 Change in net unrealized capital gains (losses) on investments, net of tax 60,764,196 641,856 28,927,296 Change in net unrealized foreign exchange capital gains (losses) 89,315 4,999 (966,839) Change in net deferred income tax 12,789,829 10,469,927 32,720,836 Change in reserve on account of change in valuation basis decrease — — — Change in asset valuation reserve 3,966,272 12,444,117 11,561,910 Cumulative effect of changes in accounting principles 119,373,209 — — Change in nonadmitted assets (27,599,199) (8,882,787) (38,896,120) Surplus adjustment: Change in surplus as a result of reinsurance 193,909,872 — — Dividends to stockholder (8,546,001) (275,000,000) (94,800,000) Balance, end of year 635,252,228 419,327,444 663,185,906 Capital and surplus Balance, end of year $ 736,495,132 $ 626,632,214 $ 886,939,559 See notes to financial statements. 6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CASH FLOWS (STATUTORY-BASIS) Operating activities For the years ended December 31, 2025 2024 2023 Premiums and annuity considerations $ 49,478,977 $ 86,854,768 $ 44,441,167 Net investment income 247,959,103 271,623,693 284,481,875 Reserve adjustments on reinsurance (2,479,231,425) (1,938,188,538) (1,396,429,938) Miscellaneous income 571,810,416 601,771,957 596,191,264 Total income (1,609,982,929) (977,938,120) (471,315,632) Benefits paid 2,011,738,580 1,522,585,152 1,436,126,796 Federal income tax recovered (paid) 45,140,436 (10,050,179) 27,895,132 Net transfers from Separate Accounts (2,571,073,308) (2,566,990,382) (2,141,052,418) Other expenses 50,340,150 56,022,947 151,593,092 Total benefits and expenses (463,854,142) (998,432,462) (525,437,398) Net cash (used for) provided by operating activities (1,146,128,787) 20,494,342 54,121,766 Investing activities Proceeds from investments sold, matured or repaid Bonds 778,067,288 785,953,075 371,905,191 Common and preferred stocks 23,268,192 2,501,416 1,361,746 Mortgage loans 136,436,675 152,207,133 269,464,752 Derivatives and other 72,989,214 156,127,719 166,062,944 Total investment proceeds 1,010,761,369 1,096,789,343 808,794,633 Cost of investments acquired Bonds 344,827,420 412,943,739 118,736,760 Common and preferred stocks 13,862,572 1,675,845 1,368,839 Mortgage loans 22,985,976 66,632,663 70,086,833 Derivatives and other 157,635,501 296,303,867 417,047,643 Total investments acquired 539,311,469 777,556,114 607,240,075 Net decrease in contract loans 38,834 194,624 (1,312,192) Net cash provided by investing activities 471,411,066 319,038,605 202,866,750 Financing and miscellaneous activities Return of paid-in surplus 13,311,343 — — Change in borrowed funds 300,000,000 Dividends to stockholder — (275,000,000) (94,800,000) Other cash (used) provided (79,694,615) 74,861,539 26,698,352 Net cash provided by (used for) financing and miscellaneous activities 233,616,728 (200,138,461) (68,101,648) Net (decrease) increase in cash, cash equivalents and short-term investments (441,100,993) 139,394,486 188,886,868 Cash, cash equivalents and short-term investments, beginning of year 636,655,573 497,261,087 308,374,219 Cash, cash equivalents and short-term investments, end of year $ 195,554,580 $ 636,655,573 $ 497,261,087 Note: Supplemental disclosures of cash flow information for non-cash transactions: Non-cash proceeds from invested asset exchanges - bonds and other invested assets (62,395,417) (21,528,312) (47,551,763) Non-cash acquisitions from invested asset exchanges - bonds and other invested assets (62,395,417) (21,528,312) (47,551,763) Non-cash ceded premiums for reinsurance (3,163,407) (1,820,444) (957,014) Non-cash transfer of funds withheld for unauthorized reinsurance (2,066,458) 7,293,098 7,438,729 Non-cash transfer of IMR liability for reinsurance 5,229,864 1,820,444 957,014 Non-cash IMR reserve transferred on reinsurance — (1,820,444) (957,014) Non-cash payable on reinsurance — (5,472,654) (6,481,715) Non-cash proceeds from sale of common stock-affiliates (8,546,001) Non-cash dividend from distribution of affiliates 8,546,001 Non-cash premiums from recaptured reinsurance (10,576,146,399) Non-cash reserve adjustments from recaptured reinsurance 10,480,570,915 Non-cash funds withheld for unauthorized reinsurance from recaptured reinsurance 95,575,484 Non-cash commission and expense allowances on reinsurance ceded from recaptured reinsurance 39,651,169 Non-cash increase in aggregate reserves from recaptured reinsurance (39,651,169) Non-cash transfer of IMR liability from recaptured reinsurance 95,496,571 Non-cash IMR reserve transferred from recaptured reinsurance (95,496,571) Non-cash premiums for ceded reinsurance 19,497,654,997 Non-cash reserve adjustments on reinsurance ceded for ceded reinsurance (18,349,659,009) Non-cash aggregate reserve change for ceded reinsurance (1,187,647,157) Non-cash increase in aggregate reserves for ceded reinsurance 39,651,169 Non-cash transfer of IMR liability for ceded reinsurance (21,420,084) Non-cash IMR reserve transferred for ceded reinsurance 21,420,084 Non-cash transfers to Separate Accounts 20,381,735 Non-cash reserve adjustments for ceded reinsurance (20,381,735) See notes to financial statements. 7

1. Organization and Description of Business Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of TR Re, Ltd. ("TR Re") which is a Class E insurer domiciled in Bermuda with an ultimate parent of Talcott Financial Group, Ltd. (“TFG”). Refer to footnote 7, Related Party Transactions, for information about the Companies ownership changes in 2025. The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance. In Q4 2025, the Company began writing new retail business, including multi-year guaranteed annuities and fixed indexed annuities, with the volume of new business issued in 2025 being immaterial to the financial statements. 2. Summary of Significant Accounting Policies Basis of Presentation The accompanying statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company” or “TLA”) have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department (“the Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut. A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event. A reconciliation of the Company’s net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31: SSAP # F/S Page 2025 2024 2023 Net (loss) income 1. TLA state basis $ (138,822,709) $ 16,463,426 $ 16,212,188 2. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61R 4 (850,632) 2,570,609 (15,876,410) (850,632) 2,570,609 (15,876,410) 3. State permitted practices that change NAIC SAP — — — 4. Net SAP (1-2-3=4) 61R 4 $ (137,972,077) $ 13,892,817 $ 32,088,598 Surplus 5. TLA state basis $ 736,495,132 $ 626,632,214 $ 886,939,559 6. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61R 5 20,106,744 20,957,376 18,386,767 20,106,744 20,957,376 18,386,767 7. State permitted practices that change NAIC SAP — — — 8. NAIC SAP (5-6-7=8) 61R 5 $ 716,388,388 $ 605,674,838 $ 868,552,792 The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company. The preparation of financial statements in conformity with the National Association of Insurance Commissioners (”NAIC”) Annual Statement Instructions and NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, annuity and health policies, evaluation of other-than-temporary impairments ("OTTI"), valuation of derivatives, and contingencies relating to TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 8

corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate. Certain reclassifications were made to prior year balances for the presentation of reinsurance balances in Footnote 6 tables to be consistent with current year presentation. Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues and policy charges, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered market risk benefits and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus, whereas on a GAAP basis, no such charges are recorded; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses; TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 9

7. for statutory purposes, asset-backed securities, excluding residual tranches or interests, are carried at amortized cost, except those rated in NAIC class 6, which are carried at the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 - Asset-Backed Securities ("SSAP No. 43"). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. Debt investments that do not meet the requirements of an issuer credit obligation in SSAP No. 26 - Bonds ("SSAP No. 26") or an asset-backed security in SSAP No. 43 are carried at the lower of amortized cost or fair value in accordance with SSAP No. 21- Other Admitted Assets ("SSAP No. 21"). In accordance with guidance in SSAP No. 21 - amortized cost for such debt investments is determined in a manner consistent with asset-backed securities within the scope of SSAP No. 43. GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and asset-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; 9. the consolidation of subsidiaries is required for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. statutory deferred income taxes, which provide for tax temporary differences, are subject to limitation on deferred tax assets and are charged directly to surplus, whereas, GAAP includes tax temporary differences recognized as a component of net income, without limitation. 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for at fair value and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment on "available-for-sale securities" is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life, Annuity and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 10

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 8.75% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience. For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve. Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality. As of December 31, 2025 and 2024, the Company had $30,235,981 and $29,111,981, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2025 and 2024 totaled $141,943 and $160,568 respectively, also subject to 100% reinsurance to Prudential. The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 11

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025 is presented below: A. INDIVIDUAL ANNUITIES Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a. With market value adjustment $ 1,413,997 $ — $ — $ 1,413,997 0.01 % b. At book value less current surrender charge of 5% or more 947,613 — — 947,613 0.00 % c. At fair value — — 17,544,674,767 17,544,674,767 79.01 % d. Total with market value adjustment or at fair value (total of 1 through 3) 2,361,610 — 17,544,674,767 17,547,036,377 79.02 % e. At book value without adjustment (minimal or no charge or adjustment) 942,663,958 — — 942,663,958 4.24% 2. Not subject to discretionary withdrawal 3,499,701,600 — 217,581,396 3,717,282,996 16.74% 3. Total (gross: direct + assumed) 4,444,727,168 — 17,762,256,163 22,206,983,331 100.00% 4. Reinsurance ceded 2,072,183,915 — — 2,072,183,915 5. Total (net) $ 2,372,543,253 $ — $ 17,762,256,163 $ 20,134,799,416 6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date: $ 473,807 $ — $ — $ 473,807 B. GROUP ANNUITIES Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a. With market value adjustment $ — $ — $ — $ — 0.00 % b. At book value less current surrender charge of 5% or more 392 — — 392 0.02 % c. At fair value — — 2,225,026 2,225,026 88.02 % d. Total with market value adjustment or at fair value (total of 1 through 3) 392 — 2,225,026 2,225,418 88.04 % e. At book value without adjustment (minimal or no charge or adjustment) 302,288 — — 302,288 11.96% 2. Not subject to discretionary withdrawal — — — — 0.00% 3. Total (gross: direct + assumed) 302,680 — 2,225,026 2,527,706 100.00% 4. Reinsurance ceded 302,680 — — 302,680 5. Total (net) $ — $ — $ 2,225,026 $ 2,225,026 6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date: $ 196 $ — $ — $ 196 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 12

C. DEPOSIT-TYPE CONTRACTS Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a. With market value adjustment $ — $ — $ — $ — 0.00 % b. At book value less current surrender charge of 5% or more — — — — 0.00 % c. At fair value — — — — 0.00 % d. Total with market value adjustment or at fair value (total of 1 through 3) — — — — 0.00 % e. At book value without adjustment (minimal or no charge or adjustment) 1,823,135 — — 1,823,135 0.31% 2. Not subject to discretionary withdrawal 592,844,501 — — 592,844,501 99.69% 3. Total (gross: direct + assumed) 594,667,636 — — 594,667,636 100.00% 4. Reinsurance ceded 468,977,563 — — 468,977,563 5. Total (net) $ 125,690,073 $ — $ — $ 125,690,073 6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date: $ — $ — $ — $ — Reconciliation of total annuity actuarial reserves and deposit fund liabilities: F. Life and Accident & Health Annual Statement: 1. Exhibit 5, Annuities Section, Total (net) $ 2,372,516,279 2. Exhibit 5, Supplementary Contract Section, Total (net) 26,974 3. Exhibit 7, Deposit-Type Contracts Section, Total (net) 125,690,073 4. Subtotal 2,498,233,326 Separate Account Annual Statement: — 5. Exhibit 3, Annuities Section, Total (net) 17,764,481,189 6. Exhibit 3, Supplemental Contract Section, Total (net) — 7. Policyholder dividend and coupon accumulations — 8. Policyholder premiums — 9. Guaranteed interest contracts — 10. Exhibit 4, Deposit-Type Contracts Section, Total (net) — 11. Subtotal 17,764,481,189 12. Combined total $ 20,262,714,515 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 13

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025 is presented below: A. General Account Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ 75,414,586 $ 75,557,238 $ 891,117,233 b. Universal Life 765,469,098 766,530,946 811,050,031 c. Universal Life with Secondary Guarantees 3,006,361,823 2,728,250,934 11,289,541,877 d. Indexed Universal Life 452,701,643 433,761,905 486,605,357 e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — 2,801,156 3,064,664 h. Variable Life — — — i. Variable Universal Life 527,417,110 525,810,790 659,735,756 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX 34,866,207 b. Accidental Death Benefits XXX XXX 48,773 c. Disability - Active Lives XXX XXX 504,535 d. Disability - Disabled Lives XXX XXX 41,601,912 e. Miscellaneous Reserves XXX XXX 682,834,435 3. Total (gross: direct + assumed) 4,827,364,260 4,532,712,969 14,900,970,780 4. Reinsurance Ceded 4,308,427,384 4,011,882,492 14,342,263,125 5. Total (net) (3) - (4) $ 518,936,876 $ 520,830,477 $ 558,707,655 B. Separate Account with Guarantees Not applicable. C. Separate Account Nonguaranteed Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ — $ — $ — b. Universal Life — — — c. Universal Life with Secondary Guarantees — — — d. Indexed Universal Life — — — e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — — — h. Variable Life — — — i. Variable Universal Life 6,300,546,703 6,300,546,703 6,300,546,703 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX — b. Accidental Death Benefits XXX XXX — c. Disability - Active Lives XXX XXX — d. Disability - Disabled Lives XXX XXX — e. Miscellaneous Reserves XXX XXX — 3. Total (gross: direct + assumed) 6,300,546,703 6,300,546,703 6,300,546,703 4. Reinsurance Ceded — — — 5. Total (net) (3) - (4) $ 6,300,546,703 $ 6,300,546,703 $ 6,300,546,703 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 14

Reconciliation of total life actuarial reserves and deposit fund liabilities: D. Life and Accident & Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 550,807,305 2. Exhibit 5, Accidental Death Benefits Section, Total (net) 48,773 3. Exhibit 5, Disability - Active Lives Section, Total (net) 386,184 4. Exhibit 5, Disability - Disabled Lives Section, Total (net) 3,384,748 5. Exhibit 5, Miscellaneous Reserves Section, Total (net) 4,080,645 6. Subtotal 558,707,655 Separate Account Annual Statement: 7. Exhibit 3, Line 0199999, Column 2 6,300,546,703 8. Exhibit 3, Line 0499999, Column 2 — 9. Exhibit 3, Line 0599999, Column 2 — 10. Subtotal (Lines (7) through (9)) 6,300,546,703 11. Combined Total ((6) and (10)) $ 6,859,254,358 Investments Investments in unaffiliated bonds, other than asset backed securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest- quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Asset backed securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $6,687 and $97,388 excluded from surplus at December 31, 2025 and 2024. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 15

result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $122,433,568 and $126,399,841 as of December 31, 2025 and 2024, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2025 and 2024 were $96,162,702 and $33,676,604, respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2025, 2024 and 2023 were ($9,491,621), ($7,715,428) and ($3,207,953), respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2025, 2024 and 2023 was $2,098,767, $901,204 and $1,828,765, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released (gains) / losses from the reserve of ($74,076,487) and ($1,820,444) as of December 31, 2025 and 2024, respectively, as a result of reinsurance, see Note 6. The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0, $0 and $1,351,669 for the years ended December 31, 2025, 2024 and 2023, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2025, 2024, and 2023. See additional information on OTTI in Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 16

collateral less estimated costs to sell. Collectability and estimated decreases in collateral values are also assessed on a loan-by- loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2025, 2024 and 2023, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively. For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards Accounting Changes For the year ended December 31, 2025, the Company changed its accounting policy for deferrals of gains resulting from in- force assumed and ceded reinsurance transactions. The Company’s prior policy presented such gains (and related amortization) as Aggregate Write-ins for Gains and Losses in Surplus and as Aggregate Write-ins for Other-than-Special Surplus. The Company’s updated policy is to present such gains (and related amortization) as Changes in Surplus due to Reinsurance and unamortized reinsurance gains will be reflected as Unassigned Funds. The Company accounted for this change as a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors given both presentations are acceptable under different NAIC guidance, the Company believes the new presentation is better aligned with the nature of such gains and Unassigned Funds as well as with the Annual Statement Instructions.. The Company notes retrospective application of the change does not impact total Assets, Liabilities or Net Income for years ended December 31, 2025 or December 31, 2024. Implementation of the change resulted in a decrease in Other-than-special surplus of $119.4 million reflected through Aggregate Write-ins for Gains and Losses in Surplus. The change also results in a corresponding increase in Unassigned Funds of $119.4 million reflected through Cumulative Effect of Change in Accounting Principles. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 17

For the year ended December 31, 2025, the Company updated its method to identify distributions that represent a return of capital and those that represent net investment income under SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies. The Company’s updated method aligns with objective financial metrics as all distributions are now recognized in net investment income when declared, provided they do not exceed undistributed accumulated earnings. The Company’s prior method included additional limitations on the recognition of net investment income based on correspondence with the applicable General Partners. The Company concluded the change represents a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors. The Company notes retrospective application of the change does not impact beginning surplus, nor does the change impact total assets, liabilities, or surplus for the years ended December 31, 2025 or December 31, 2024. In 2025, the NAIC adopted revisions to SSAP No. 56 – Separate Accounts to clarify guidance for how to transfer any separate account assets carried at book value between the separate and general accounts. The Company elected early adoption of this guidance in 2025, however, it is not material to the Company. In 2025, the NAIC adopted revisions to SSAP No. 41 – Surplus Notes to clarify that capital notes should be nonadmitted in the event in which the regulatory authority halts principal or interest payments. The Company adopted this guidance in 2025, however, it is not material to the Company. In 2025, the NAIC adopted updates to SSAP No. 1 – Accounting Policies, Risks & Uncertainties, and Other Disclosures to require the reporting of assets held under modified coinsurance ("Modco") or funds withheld ("FWH") agreements within the restricted asset disclosure. The NAIC also adopted updates to SSAP No. 1 that require disclosure of investments held in FWH or Modco portfolios that are affiliated assets of the reinsurer. The Company adopted this guidance in 2025 and the updates are reflected in the disclosures within these Financial Statements. In 2025, the NAIC modified Appendix A-791 – Life and Health Reinsurance Agreements to clarify requirements when evaluating risk transfer for combined coinsurance and yearly renewable term (“YRT”) reinsurance arrangements. The Company adopted this guidance in 2025, however, it is not material to the Company. In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company. In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company. In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26) or asset-backed securities (under SSAP No. 43). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $47 million of investments previously reported were reclassified. Of these investments, approximately $30 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $4 million unrealized loss to surplus. In 2023, the NAIC modified SSAP No. 34 – Investment Income Due and Accrued to require additional disclosures to capture gross, non-admitted and admitted amounts of accrued interest income and to separately identify the cumulative amount of paid- in-kind interest income included in the current principal balance. The guidance is effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company. In 2023, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to add collateralized loan obligations (CLO) to the financial modeling guidance and clarify CLOs are not captured as legacy securities. This guidance is effective December 31, 2023 and will eventually result in CLOs no longer being eligible to use credit rating provider ratings to determine NAIC designation. The Company adopted this guidance in 2023, but effects of the guidance will not have an impact until CLO modeling methodology is implemented by the Securities Valuation Office. In 2023, the NAIC modified several statutory statements to ensure consistency in the reporting of residual interests, irrespective of legal form. The changes incorporate the 2022 principles-based definition of residual interests, which are characterized as TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 18

investments in structures backed by a discrete pool of collateral assets, where cash flows first provide principal and interest payments to debt holders, with remaining funds provided to holders of residual interests. The changes modify the following statutory statements: SSAP No. 30 – Revised Common Stock, SSAP No. 32 – Revised Preferred Stock, SSAP 43 – Revised Loan-Backed and Structured Securities, and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies. All changes are effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company. In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26 to be reported on Schedule D-1-1) or asset-backed securities (under SSAP No. 43 to be reported on Schedule D-1-2). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $47 million of investments previously reported on Schedule D Part 1 were reclassified to Schedule BA. Of these investments, approximately $30 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $4 million unrealized loss to surplus. In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company. Recently Issued Accounting Standards In 2025, the NAIC adopted revisions that modify the SSAP No. 37 – Mortgage Loans to clarify that mortgage loans held by an insurer through a qualifying Delaware Statutory Trust (“DST”) will be reported on Schedule B – Mortgage Loans. The Company will adopt the revised standards effective January 1, 2026; however, the Company does not expect the changes to have a material impact. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 19

3. Investments A. Components of Net Investment Income For the years ended December 31, 2025 2024 2023 Interest income from bonds and short-term investments $ 152,006,959 $ 197,751,860 $ 217,743,428 Interest income from affiliated bonds and short-term investments 11,618,811 15,195,247 — Dividends from common and preferred stocks 1,176,237 1,054,713 244,909 Interest income from contract loans 11,407 16,347 16,073 Interest income from mortgage loans on real estate 31,786,806 32,178,948 38,351,807 Interest and dividends from other investments 39,027,287 34,216,461 24,128,880 Gross investment income 235,627,507 280,413,576 280,485,097 Less: Investment expenses 6,393,833 6,275,747 5,554,032 Less: Interest expense $ 7,890,538 $ — $ — Net investment income $ 221,343,136 $ 274,137,829 $ 274,931,065 B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments As of December 31, 2025 2024 2023 Gross unrealized capital gains $ 35,622,764 $ 25,657,990 $ 55,090,753 Gross unrealized capital losses (312,219,714) (371,997,649) (346,996,508) Net unrealized capital (losses) gains (276,596,950) (346,339,659) (291,905,755) Balance, beginning of year (346,339,659) (291,905,755) (411,649,895) Change in net unrealized capital (losses) gains on bonds and short-term investments $ 69,742,709 $ (54,433,904) $ 119,744,140 C. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks As of December 31, 2025 2024 2023 Gross unrealized capital gains $ 1,771,879 $ 2,448,340 $ 1,123,927 Gross unrealized capital losses (30,098) (957,676) (233,112) Net unrealized capital gains (losses) 1,741,781 1,490,664 890,815 Balance, beginning of year 1,490,664 890,815 (4,466,187) Change in net unrealized capital gains (losses) on common and preferred stocks $ 251,117 $ 599,849 $ 5,357,002 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 20

D. Components of Net Realized Capital Losses For the years ended December 31, 2025 2024 2023 Bonds and short-term investments $ (13,586,816) $ (13,328,872) $ (9,560,845) Common stocks - unaffiliated 1,425,505 2,002,920 167,016 Preferred stocks - unaffiliated (480,497) — — Mortgage loans on real estate 3,586,459 (18,607,252) (7,828,471) Derivatives (78,532,382) (130,394,309) (440,250,241) Other invested assets (3,221,583) (1,724,980) 54,659,326 Other 9,779,253 — — Net realized capital losses (81,030,061) (162,052,493) (402,813,215) Capital loss tax expense 4,091,920 (677,642) 12,188,360 Net realized capital losses, after tax (85,121,981) (161,374,851) (415,001,575) Less: Amounts transferred to IMR (9,491,622) (7,715,428) (3,207,953) Net realized capital losses, after tax $ (75,630,359) $ (153,659,423) $ (411,793,622) The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls): For the years ended December 31, 2025 2024 2023 Bonds and short-term investments Sale proceeds $ 2,167,009,107 $ 5,429,103,731 $ 3,652,187,797 Gross realized capital gains on sales 4,413,256 10,404,085 3,257,654 Gross realized capital losses on sales (20,379,973) (23,726,308) (9,657,467) Unaffiliated common and preferred stock Sale proceeds 23,016,291 2,501,415 25,987,746 Gross realized capital gains on sales 179,800 2,005,615 167,016 Gross realized capital losses on sales (480,568) — — Additionally, for the years ended December 31, 2025, 2024 and 2023, there were $49,580, $31,566 and $269,680 of investment income generated on 1, 1, and 9 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features. E. Investments - Derivative Instruments Overview The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department. Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 21

exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value. Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer. Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash. Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash. Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date. Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts. The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. Strategies The notional value, fair value, and carrying value of derivative instruments used during the years 2025 and 2024 are disclosed in the table presented below. During the years 2025 and 2024, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2025 and 2024, the average fair values for derivatives held for other investment and/or risk management activities were $10,092,480 and $59,581,596, respectively. The Company did not have any unrealized gains or losses during 2025 and 2024 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. (Amounts in thousands) As of December 31, 2025 As of December 31, 2024 Derivative type by strategy Notional Value Fair Value Carrying Value Notional Value Fair Value Carrying Value Cash flow hedges Interest rate swaps $ 125,000 $ (10,540) $ — $ 125,000 $ (16,069) $ — Foreign currency swaps 17,920 (154) (1,029) 22,324 1,523 1,362 Replication transactions Interest rate swaps 200,000 (43,132) 66 200,000 (45,480) 66 Credit default swaps — — — Other investment and/or Risk Management activities Interest rate swaps - offsetting — — — 0 0 0 Macro hedge program 1,113,832 44,440 44,440 4,349,417 81,897 81,897 Total $ 1,456,752 $ (9,386) $ 43,477 $ 4,696,741 $ 21,871 $ 83,325 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 22

Cash Flow Hedges Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates. Replication Transactions Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions. Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies. Other Investment and/or Risk Management Activities The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities. (Amounts in thousands) Realized Gains (Losses) By strategy For the year ended December 31, 2025 For the year ended December 31, 2024 For the year ended December 31, 2023 Credit default swaps $ 1,397 $ 2,968 $ 4,286 Foreign currency swaps and forwards 107 6 (23) Interest rate swaps and swaptions — — 176 Macro hedge program (80,037) (133,368) (444,681) Total $ (78,533) $ (130,394) $ (440,242) Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products. Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 23

Credit Risk Assumed through Credit Derivatives The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company may have exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that derivative contracts, other than exchange traded contracts, OTC-cleared swaps, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. As of December 31, 2025 and 2024, the Company did not hold any material credit derivatives that assume credit risk. Credit Risk The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 24

exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty. For the years ended December 31, 2025, 2024, and 2023, the Company had no losses on derivative instruments due to counterparty nonperformance. F. Concentration of Credit Risk The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2025, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies and wholly-owned subsidiaries, greater than 10% of the Company’s capital and surplus. G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks Gross Gross Estimated Bonds, Cash Equivalents and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2025 Value Gains Losses Value U.S. government and government agencies and authorities Guaranteed and sponsored - excluding asset-backed $ 519,258,337 $ — $ (186,107,497) $ 333,150,840 Guaranteed and sponsored - asset-backed 46,351,588 2,271,319 (3,387,031) 45,235,876 States, municipalities and political subdivisions 91,864,416 1,633,491 (6,379,975) 87,117,932 International governments 29,053,199 173,515 (192,324) 29,034,390 All other corporate - excluding asset-backed 1,558,695,179 32,810,111 (97,974,600) 1,493,530,690 All other corporate - asset-backed 747,739,426 1,931,939 (21,377,166) 728,294,199 Cash equivalents and short-term investments 122,505,472 1,269 — 122,506,741 Total bonds, cash equivalents and short-term investments $ 3,115,467,617 $ 38,821,644 $ (315,418,593) $ 2,838,870,668 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2025 Cost Gains Losses Value Common stocks - unaffiliated $ 8,642,494 $ 1,243,677 $ — $ 9,886,171 Common stocks - affiliated — Total common stocks $ 8,642,494 $ 1,243,677 $ — $ 9,886,171 Gross Gross Estimated Preferred Stocks Unrealized Unrealized Fair As of December 31, 2025 Cost Gains Losses Value Preferred stocks - unaffiliated $ 1,889,237 $ — $ (38,349) $ 1,850,888 Total preferred stocks $ 1,889,237 $ — $ (38,349) $ 1,850,888 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 25

Gross Gross Estimated Bonds, Cash Equivalents and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2024 Value Gains Losses Value U.S. government and government agencies and authorities: Guaranteed and sponsored - excluding asset-backed $ 517,740,761 $ — $ (186,167,506) $ 331,573,255 Guaranteed and sponsored - asset-backed 56,484,451 1,041,075 (7,077,378) 50,448,148 States, municipalities and political subdivisions 100,108,529 460,230 (8,457,318) 92,111,441 International governments 30,054,346 42,288 (1,155,857) 28,940,777 All other corporate - excluding asset-backed 1,763,091,651 20,450,410 (135,712,848) 1,647,829,213 All other corporate - asset-backed 964,909,426 5,794,975 (35,403,888) 935,300,513 Hybrid securities 53,583,374 1,032,880 (1,186,778) 53,429,476 Cash equivalents and short-term investments 129,396,479 29 — 129,396,508 Cash equivalents and short-term investments affiliated 440,000,000 — — 440,000,000 Total bonds, cash equivalents and short-term investments $ 4,055,369,017 $ 28,821,887 $ (375,161,573) $ 3,709,029,331 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2024 Cost Gains Losses Value Common stocks - unaffiliated $ 9,204,642 $ 1,327,035 $ 10,531,677 Common stocks - affiliated 7,300,225 1,085,317 8,385,542 Total common stocks $ 16,504,867 $ 2,412,352 $ — $ 18,917,219 Gross Gross Estimated Preferred Stocks Unrealized Unrealized Fair As of December 31, 2024 Cost Gains Losses Value Preferred stocks - unaffiliated $ 22,450,000 $ 921,688 $ 21,528,312 Total preferred stocks $ 22,450,000 $ — $ 921,688 $ 21,528,312 The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2025 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates. Statement Estimated Maturity Value Fair Value Due in one year or less $ 221,452,611 $ 217,411,039 Due after one year through five years 565,031,623 556,431,778 Due after five years through ten years 624,468,132 620,997,662 Due after ten years 1,582,956,104 1,345,699,679 Total $ 2,993,908,470 $ 2,740,540,158 At December 31, 2025 and 2024, securities with a statement value of $4,868,203 and $4,862,867 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 26

H. Mortgage Loans on Real Estate The Company had a maximum and minimum lending rate of 8.22% and 7.02% for loans during 2025 and had a maximum and minimum lending rate of 8.45% and 7.80% for loans during 2024. During 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2025 and 2024, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 76.19% and 76.19%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2025 and 2024, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2025 and 2024, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial. I. Restructured Debt in which the Company is a Creditor The Company had no restructured commercial mortgage loan during the year ended December 31, 2025. The Company had one restructured commercial mortgage loan during the year ended December 31, 2024. The loan had an extension on the maturity date and no loss was incurred. J. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $2,619,208, $1,769,708 and $586,972 for the years ended December 31, 2025, 2024, and 2023, respectively, on certain limited partnerships. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. K. Repurchase Agreements and Other Collateral Transactions From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025, the fair value and amortized cost of the securities transferred were $115,952,027 and $125,761,411 respectively, with maturities greater than 3 years. The liability to repurchase was $120,684,019 with a contractual maturity less than one year as of December 31, 2025. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $120,684,019 with a maturity date less than 360 as of December 31, 2025. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $180,439,066 and $201,346,907 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $171,899,921 with a contractual maturity less than one year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $171,899,921 with a maturity date less than 360 as of December 31, 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 27

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2025, 2024 and 2023, was $0, as the Company did not participate in reverse repurchase agreements during 2025, 2024 and 2023. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2025 and 2024, securities pledged of $48,435,600 and $118,943,190, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $39,235,183 and $65,092,411, respectively, as of December 31, 2025 and 2024, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, the Company accepted cash collateral associated with derivative instruments with a statement value of $3,039,950 and $6,547,000, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2025 and 2024 of $2,604,300 and $0, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2025 and 2024, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2025 and 2024, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. L. Security Unrealized Loss Aging The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2025 and 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 28

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2025 and 2024: December 31, 2025 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ 21,997 $ 21,553 $ (444) $ 520,393 $ 332,466 $ (187,927) $ 542,390 $ 354,019 $ (188,371) Guaranteed & sponsored - asset-backed 2,942 2,714 (228) 37,510 34,351 (3,159) 40,452 37,065 (3,387) States, municipalities & political subdivisions 4,462 4,284 (178) 44,394 38,192 (6,202) 48,856 42,476 (6,380) International governments 7,490 7,486 (4) 17,131 16,943 (188) 24,621 24,429 (192) All other corporate - excluding asset-backed 149,368 144,487 (4,881) 768,298 674,001 (94,297) 917,666 818,488 (99,178) All other corporate - asset-backed 97,938 97,435 (503) 250,808 231,137 (19,671) 348,746 328,572 (20,174) Total fixed maturities 284,197 277,959 (6,238) 1,638,534 1,327,090 (311,444) 1,922,731 1,605,049 (317,682) Common stock-unaffiliated — 377 347 (30) 377 347 (30) Total stocks — — — 377 347 (30) 377 347 (30) Total securities $ 284,197 $ 277,959 $ (6,238) $ 1,638,911 $ 1,327,437 $ (311,474) $ 1,923,108 $ 1,605,396 $ (317,712) December 31, 2024 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ 1,617 $ 1,511 $ (106) $ 516,123 $ 330,062 $ (186,061) $ 517,740 $ 331,573 $ (186,167) Guaranteed & sponsored - asset-backed 9,130 8,295 (835) 42,599 36,357 (6,242) 51,729 44,652 (7,077) States, municipalities & political subdivisions 26,203 25,827 (376) 50,835 42,754 (8,081) 77,038 68,581 (8,457) International governments 2,292 2,255 (38) 25,632 24,514 (1,118) 27,924 26,769 (1,155) All other corporate - excluding asset-backed 357,837 345,099 (12,739) 903,228 780,254 (122,974) 1,261,065 1,125,353 (135,712) All other corporate - asset-backed 106,185 104,325 (1,860) 412,354 378,810 (33,544) 518,539 483,135 (35,404) Hybrid securities 1,147 1,142 (5) 16,481 15,299 (1,182) 17,628 16,441 (1,187) Total fixed maturities 504,411 488,454 (15,957) 1,967,252 1,608,050 (359,202) 2,471,663 2,096,504 (375,159) Common stock-unaffiliated — — — 361 326 (35) 361 326 (35) Preferred stock - unaffiliated — — — 22,450 21,528 (922) 22,450 21,528 (922) Total stocks — — — 22,811 21,854 (957) 22,811 21,854 (957) Total securities $ 504,411 $ 488,454 $ (15,957) $ 1,990,063 $ 1,629,904 $ (360,159) $ 2,494,474 $ 2,118,358 $ (376,118) As of December 31, 2025, fixed maturities, comprised of 502 securities, accounted for approximately 100% of the Company’s total unrealized loss amount. The securities were primarily related to US. government securities, corporate securities concentrated in the utility, industrial & financial services sector, and mortgage-backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, 87% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2025 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. Most of the securities depressed for twelve months or more are primarily related to US. government agency securities, mortgage- backed securities, and corporate securities concentrated in the financial & industrial sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. As of December 31, 2024, fixed maturities, comprised of 667 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government securities, corporate securities TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 29

concentrated in the utility, industrial & financial services sector, and mortgage-backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2024, 88% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2024 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. M. Asset Backed Securities OTTI For the years ended December 31, 2025, 2024 and 2023, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. N. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2025 and 2024. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company utilizes the services of Hartford Investment Management Company (“HIMCO”), a third-party investment manager, and Sixth Street Insurance Solutions, L.P., an affiliated investment manager, that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3): Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 30

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers. The following table presents assets and (liabilities) carried at fair value by hierarchy level: As of December 31, 2025 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Common stocks - unaffiliated $ 6,884 $ — $ 3,002 $ — 9,886 Preferred stocks - unaffiliated — 1,851 — — 1,851 Cash equivalents 121,559 — — — 121,559 Total bonds and stocks 128,443 1,851 3,002 — 133,296 Derivative assets Equity derivatives — 23 — — 23 Macro hedge program — 48,208 — — 48,208 Total derivative assets — 48,231 — — 48,231 Separate Account assets [1] 24,098,084 — — — 24,098,084 Total assets accounted for at fair value $ 24,226,527 $ 50,082 $ 3,002 $ — $ 24,279,611 b. Liabilities accounted for at fair value Derivative liabilities Macro hedge program $ — $ 3,791 $ — $ — $ 3,791 Total liabilities accounted for at fair value $ — $ 3,791 $ — $ — $ 3,791 [1] Excludes approximately $9 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 31

As of December 31, 2024 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Common stocks - unaffiliated $ 7,089 $ — $ 3,443 $ — $ 10,532 Preferred stocks - unaffiliated — 21,528 — — 21,528 Cash equivalents 129,308 — — — 129,308 Total bonds and stocks 136,397 21,528 3,443 — 161,368 Derivative assets Interest rate derivatives — — — — — Macro hedge program — 3,167 97,110 — 100,277 Total derivative assets — 3,167 97,110 100,277 Separate Account assets [1] 23,798,019 — — — $ 23,798,019 Total assets accounted for at fair value $ 23,934,416 $ 24,695 $ 100,553 $ — $ 24,059,664 b. Liabilities accounted for at fair value Derivative liabilities Interest rate derivatives $ — $ — $ — $ — $ — Macro hedge program — (18,381) — (18,381) Total liabilities accounted for at fair value $ — $ — $ (18,381) $ (18,381) [1] Excludes approximately $6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.) Valuation Techniques, Procedures and Controls The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables. The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. In addition, the IVC is responsible for the approval and monitoring of the valuation policy of the Company as well as the adjudication of any valuation disputes thereunder. The valuation policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 32

Bonds, Asset Backed Securities and Stocks The fair values of bonds, asset backed securities and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the IVC of the Company's investment managers. The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 33

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market. Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies. Interest rate derivatives - Primary input is the swap yield curve. Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non- broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 34

either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits. Separate Account assets Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. (Amounts in thousands) December 31, 2025 Assets accounted for at fair value on a recurring basis [1] Fair Value Predominant Valuation Method Significant Unobservable Input Minimum [6] Maximum [6] Weighted Average [2] [6] Impact of Increase in Input on Fair Value [3] CMBS [4] $ 7,250 Discounted cash flows Spread 638 bps 638 bps 638 bps Decrease Corporate [5] 237,449 Discounted cash flows Spread 82 bps 619 bps 148 bps Decrease ABS 13,767 Discounted cash flows Spread 72 bps 255 bps 47 bps Decrease [1] Includes both General Account and Separate Account investments held. [2] The weighted average is determined based on the fair value of the securities. [3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above. [4] Excludes securities for which the Company bases fair value on broker quotations. [5] Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value. [6] Basis points (bps). (Amounts in thousands) December 31, 2024 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] Macro hedge program Interest rate swaptions $ 8,998 Option model Interest rate volatility 14% 37% Increase Equity options [2] $ (38,711) Option model Equity volatility 0.8% 0.8% Increase [1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 35

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024: Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan. 1, 2025 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2025 Assets Common stocks - unaffiliated $ 3,443 $ — $ — $ — $ — $ — $ (441) $ — $ 3,002 Total bonds and stocks 3,443 — — — — — (441) — 3,002 Derivatives Macro hedge program 78,731 — (78,731) — — — — — — Total derivatives [3] 78,731 — (78,731) — — — — — — Total assets $ 82,174 $ — $ (78,731) $ — $ — $ — $ (441) $ — $ 3,002 Total liabilities $ — $ — $ — $ — $ — $ — $ — $ — $ — [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. [2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan. 1, 2024 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2024 Assets Common stocks - unaffiliated $ 3,443 $ — $ — $ — $ — $ — $ — $ — $ 3,443 Total bonds and stocks 3,443 — — — — — — — 3,443 Derivatives Macro hedge program 94,133 — — — (124,998) 73,922 — 35,674 78,731 Total derivatives [3] 94,133 — — — (124,998) 73,922 — 35,674 78,731 Total assets $ 97,576 $ — $ — $ — $ (124,998) $ 73,922 $ — $ 35,674 $ 82,174 Total liabilities $ — $ — $ — $ — $ — $ — $ — $ — $ — [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. [2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 36

Fair Values for All Financial Instruments by Levels 1, 2 and 3 The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy. (Amounts in thousands) December 31, 2025 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value (NAV) Not Practicable (Carrying Value) Assets Issuer credit obligations $ 1,914,214 $ 2,170,245 $ — $ 1,653,329 $ 260,885 $ — $ — Asset-backed securities - unaffiliated 795,113 815,717 — 747,465 47,648 — — Asset-backed securities - affiliated 7,037 7,000 — 7,037 — — Preferred stocks - unaffiliated 1,851 1,851 — 1,851 — — Common stocks - unaffiliated 9,886 9,886 6,884 — 3,002 — — Mortgage loans 543,971 577,795 — — 543,971 — — Cash, cash equivalents and short-term investments - unaffiliated 195,555 195,555 195,555 — — — — Cash, cash equivalents and short-term investments - affiliated — — — — — — — Derivative related assets 48,671 48,297 — 48,671 — — — Contract loans 86,986 86,986 — — 86,986 — — Surplus debentures 33,928 35,324 — 33,928 — — — Capital Notes 7,652 6,960 — 7,652 — — — Debt securities without credit enhancement 11,673 11,673 — 4,423 7,250 — — Residual tranches fixed income 10,229 9,438 — — 10,229 — — Separate Account assets [1] 24,098,084 24,098,084 24,098,084 — — — — Total assets $ 27,764,850 $ 28,074,811 $ 24,300,523 $ 2,504,356 $ 959,971 $ — $ — Liabilities Liability for deposit-type contracts $ (125,690) $ (125,690) $ — $ — $ (125,690) $ — $ — Derivative related liabilities (58,057) $ (4,821) (58,057) — — — Separate Account liabilities (24,098,084) (24,098,084) (24,098,084) — — — — Total liabilities $ (24,281,831) $ (24,228,595) $ (24,098,084) $ (58,057) $ (125,690) $ — $ — [1] Excludes approximately $9 million, at December 31, 2025, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 37

(Amounts in thousands) December 31, 2024 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value(NAV) Not Practicable (Carrying Value) Assets Bonds - unaffiliated $ 3,121,349 $ 3,467,973 $ — $ 2,625,021 $ 496,328 $ — $ — Bonds - affiliated 18,284 18,000 — 18,284 — — — Preferred stocks - unaffiliated 21,528 21,528 — 21,528 — — — Common stocks - unaffiliated 10,532 10,532 7,089 — 3,443 — — Mortgage loans 630,965 687,494 — — 630,965 — — Cash, cash equivalents and short-term investments - unaffiliated 196,656 196,656 196,567 — 89 — — Cash, cash equivalents and short-term investments - affiliated 440,000 440,000 — — 440,000 — — Derivative related assets 101,853 101,755 — 4,653 97,102 — — Contract loans 86,947 86,947 — — 86,947 — — Surplus debentures 40,162 41,837 — 40,162 — — — Separate Account assets [1] 23,798,019 23,798,019 23,798,019 — — — — Total assets $ 28,466,295 $ 28,870,741 $ 24,001,675 $ 2,709,648 $ 1,754,874 $ — $ — Liabilities Liability for deposit-type contracts $ (143,313) $ (143,313) $ — $ — $ (143,313) $ — $ — Derivative related liabilities (79,983) (18,431) — (59) (18,431) — — Separate Account liabilities (23,798,019) (23,798,019) (23,798,019) — — — — Total liabilities $ (24,021,315) $ (23,959,763) $ (23,798,019) $ (59) $ (161,744) $ — $ — [1] Excludes approximately $6 million, at December 31, 2024, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of cash, cash equivalents and short-term investments approximates fair value. Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans. The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values. The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans. At December 31, 2025 and 2024 the Company had no investments where it was not practicable to estimate fair value. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 38

5. Income Taxes A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows: 1 2025 Ordinary Capital Total (a) Gross DTA $ 186,791,368 $ 706,889 $ 187,498,257 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 186,791,368 706,889 187,498,257 (d) Deferred tax assets nonadmitted 60,622,824 — 60,622,824 (e) Subtotal net admitted deferred tax assets 126,168,544 706,889 126,875,433 (f) Deferred tax liabilities 34,144,132 29,189,468 63,333,600 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 92,024,412 $ (28,482,579) $ 63,541,833 2 2025 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 62,978,305 563,528 63,541,833 (1) DTAs expected to be realized after the balance sheet date 62,978,305 563,528 63,541,833 (2) DTAs allowed per limitation threshold XXX XXX 100,942,995 (c) DTAs offset against DTLs 63,190,239 143,361 63,333,600 (d) DTAs admitted as a result of application of SSAP No. 101 $ 126,168,544 $ 706,889 $ 126,875,433 3 (a) Ratio % used to determine recovery period and threshold limitation 876% (b) Adjusted capital and surplus used to determine 2(b) thresholds 672,953,299 4 2025 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 186,791,368 $ 706,889 (2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies — % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 126,168,544 $ 706,889 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies — % — % (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ 1 2024 Ordinary Capital Total (a) Gross DTA $ 173,772,013 $ 1,168,019 $ 174,940,032 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 173,772,013 1,168,019 174,940,032 (d) Deferred tax assets nonadmitted 47,701,886 — 47,701,886 (e) Subtotal net admitted deferred tax assets 126,070,127 1,168,019 127,238,146 (f) Deferred tax liabilities 35,043,715 36,430,719 71,474,434 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 91,026,412 $ (35,262,700) $ 55,763,712 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 39

2 2024 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 54,747,910 1,015,802 55,763,712 (1) DTAs expected to be realized after the balance sheet date 54,747,910 1,015,802 55,763,712 (2) DTAs allowed per limitation threshold XXX XXX 85,630,275 (c) DTAs offset against DTLs 71,322,217 152,217 71,474,434 (d) DTAs admitted as a result of application of SSAP No. 101 $ 126,070,127 $ 1,168,019 $ 127,238,146 3 (a) Ratio % used to determine recovery period and threshold limitation 691% (b) Adjusted capital and surplus used to determine 2(b) thresholds 570,868,502 4 2024 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 173,772,013 $ 1,168,019 (2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies — % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 126,070,127 $ 1,168,019 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 1% — % (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ 1 Change During 2025 Ordinary Capital Total (a) Gross DTA $ 13,019,355 $ (461,130) $ 12,558,225 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 13,019,355 (461,130) 12,558,225 (d) Deferred tax assets nonadmitted 12,920,938 — 12,920,938 (e) Subtotal net admitted deferred tax assets 98,417 (461,130) (362,713) (f) Deferred tax liabilities (899,583) (7,241,251) (8,140,834) (g) Net admitted deferred tax asset/(net deferred tax liability) $ 998,000 $ 6,780,121 $ 7,778,121 2 Change During 2025 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 8,230,395 (452,274) 7,778,121 (1) DTAs expected to be realized after the balance sheet date 8,230,395 (452,274) 7,778,121 (2) DTAs allowed per limitation threshold XXX XXX 15,312,720 (c) DTAs offset against DTLs (8,131,978) (8,856) (8,140,834) (d) DTAs admitted as a result of application of SSAP No. 101 $ 98,417 $ (461,130) $ (362,713) 3 (a) Ratio % used to determine recovery period and threshold limitation 185% (b) Adjusted capital and surplus used to determine 2(b) thresholds $102,084,797 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 40

4 Change During 2025 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 13,019,355 $ (461,130) (2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies — % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 98,417 $ (461,130) (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies (1) % — % B. DTLs are not recognized for the following amounts: Not Applicable. C. Significant Components of Income Taxes Incurred 1. The components of current income tax (benefit)/expense are as follows: 2025 2024 Change (a) Federal $ 41,633,472 $ (8,545,006) $ 50,178,478 (b) Foreign — — — (c) Subtotal 41,633,472 (8,545,006) 50,178,478 (d) Federal income tax on net capital gains 4,091,920 (677,642) 4,769,562 (e) Utilization of capital loss carryforwards — — — (f) Other — — — (g) Federal and foreign income taxes incurred $ 45,725,392 $ (9,222,648) $ 54,948,040 2. The main components of the period end deferred tax amounts and the change in those components are as follows: 2025 2024 Change DTA: Ordinary Policyholder reserves $ 38,053,331 $ 42,417,756 $ (4,364,425) Deferred acquisition costs 119,929,448 110,832,496 9,096,952 Compensation and benefits 1,869 287 1,582 Investments 433,811 (433,811) Net operating loss carryforward 8,711,268 — 8,711,268 Tax credit carryforward 13,954,532 14,127,915 (173,383) Other 6,140,920 5,959,748 181,172 Subtotal: DTA Ordinary 186,791,368 173,772,013 13,019,355 Ordinary statutory valuation allowance — — — Total adjusted gross ordinary DTA 186,791,368 173,772,013 13,019,355 Nonadmitted ordinary DTA 60,622,824 47,701,886 12,920,938 Admitted ordinary DTA 126,168,544 126,070,127 98,417 DTA: Capital Investments 706,889 1,168,019 (461,130) Subtotal: DTA Capital 706,889 1,168,019 (461,130) Capital statutory valuation allowance — — — Total adjusted gross capital DTA 706,889 1,168,019 (461,130) Nonadmitted capital DTA — — — Admitted capital DTA 706,889 1,168,019 (461,130) Total Admitted DTA $ 126,875,433 $ 127,238,146 $ (362,713) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 41

DTL: Ordinary Investments $ 33,999,815 $ 33,840,731 $ 159,084 Deferred and uncollected premium — — — Policyholder reserves — 1,191,888 (1,191,888) Other 144,317 11,096 133,221 Gross DTL ordinary 34,144,132 35,043,715 (899,583) DTL: Capital Investments 29,189,468 36,430,719 (7,241,251) Other — — — Gross DTL capital 29,189,468 36,430,719 (7,241,251) Total DTL 63,333,600 71,474,434 (8,140,834) Net adjusted DTA/(DTL) $ 63,541,833 $ 55,763,712 $ 7,778,121 Adjust for the change in deferred tax on unrealized gains/losses (7,909,230) Adjust for the change in nonadmitted deferred tax 12,920,938 Adjusted change in net deferred Income Tax $ 12,789,829 D. Reconciliation of federal income tax rate to actual effective rate: The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows: % of Pre-tax % of Pre-tax % of Pre-tax 2025 income 2024 income 2023 income Tax effect $ (93,097,317) Tax effect $ 7,240,778 Tax effect $ 48,298,991 Statutory tax $ (19,550,437) 21.00% $ 1,520,563 21.00% $ 10,142,788 21.00 % Tax preferred investments (12,953,662) 13.91% (13,047,890) (180.20) % (17,031,728) (35.26) % Interest maintenance reserve 13,122,071 (14.10) % (1,427,199) (19.71) % (856,738) (1.77) % Amortization of inception gain (8,104,300) 8.71% (3,454,265) (47.71) % (3,454,265) (7.15) % VA Hedge gains reported in surplus 13,012,081 (13.98) % (1,073,404) (14.82) % 14,478,051 29.98 % Prior period adjustments 88,507 (0.10) % 9,563 0.13% (593,187) (1.23) % Deferred Gain 48,825,374 (52.45) % — — % — % Change in deferred tax on non-admitted assets (247,510) 0.27% 37,996 0.52% (54,419) (0.11) % Foreign related investments (2,219,900) 2.38% (2,528,000) (34.91) % (3,002,000) (6.22) % All other 963,339 (1.02) % 270,061 3.73% (262,535) (0.56) % Total statutory income tax 32,935,563 (35.38) % (19,692,575) (271.97) % (634,033) (1.32) % Federal and foreign income taxes incurred 45,725,392 (49.12) % (9,222,648) (127.37) % 32,086,803 66.43 % Change in net deferred income taxes (12,789,829) 13.74% (10,469,927) (144.60) % (32,720,836) (67.75) % Total statutory income tax $ 32,935,563 (35.38) % $ (19,692,575) (271.97) % $ (634,033) (1.32) % E. Operating loss and tax credit carryforwards and protective tax deposits 1. At December 31, 2025, the Company had $41,482,229 of net operating loss carryforwards, and $13,954,532 of foreign tax credit carryovers which expire between 2029 and 2035. 2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are: 2025 — 2024 — 2023 — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 42

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2025. F. Consolidated Federal Income Tax Return 1. The Company's federal income tax return is included within TR Re, Ltd.'s ("TR Re"), consolidated federal income tax return. The consolidated federal income tax return includes the following entities: TR Re, Ltd. Talcott Resolution Life Insurance Company (For the period January 1, 2025 - July 1, 2025) Talcott Resolution Life and Annuity Insurance Company 2. Federal Income Tax Allocation Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. G. Any federal or foreign income tax loss contingencies as determined in accordance with SSAP No.5 - Liabilities, Contingencies and Impairments of Assets with modifications provided in SSAP No. 101 Income Taxes with reasonable possibility that the total liability will significantly increase within 12 months of the reporting date. Not Applicable. H. Repatriation Transition Tax (RTT) Not Applicable. I. Alternative Minimum Tax (AMT) Credit Not Applicable. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 43

6. Reinsurance The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $76,185,846 and $24,604,927 respectively, as of December 31, 2025 and $65,644,758 and $85,525,728 respectively, as of December 31, 2024. The effect of reinsurance as of and for the years ended December 31 is summarized as follows: 2025 Direct Assumed Ceded Net Aggregate reserve for future benefits $ 19,014,136,416 $ 386,919,370 $ (16,438,003,980) $ 2,963,051,806 Liability for deposit-type contracts 603,067,250 413,934 (477,791,106) 125,690,078 Policy and contract claim liabilities 199,070,797 12,029,516 (190,556,757) 20,543,556 Premium and annuity considerations 701,686,251 45,092,751 (9,603,103,431) (8,856,324,429) Annuity benefits 380,334,745 5,333,743 (221,349,409) 164,319,079 Death, disability and other benefits 1,190,497,042 69,021,385 (1,255,314,371) 4,204,056 Surrenders and other fund withdrawals 2,713,097,288 166,443,910 (2,243,694,135) 635,847,063 2024 Direct Assumed Ceded Net Aggregate reserve for future benefits $ 19,042,528,013 $ 405,615,588 $ (15,214,130,587) $ 4,234,013,014 Liability for deposit-type contracts 657,180,562 432,390 (514,300,212) 143,312,740 Policy and contract claim liabilities 234,711,671 11,530,140 (227,268,697) 18,973,114 Premium and annuity considerations 739,626,216 48,748,921 (715,899,055) 72,476,082 Annuity benefits 386,739,099 5,360,813 (198,027,504) 194,072,408 Death, disability and other benefits 1,352,584,345 59,511,745 (1,412,987,316) (891,226) Surrenders and other fund withdrawals 2,807,056,045 175,749,681 (1,617,443,705) 1,365,362,021 2023 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,910,472,242 $ 430,711,040 $ (14,902,548,096) $ 4,438,635,186 Liability for deposit-type contracts 733,418,140 430,092 (577,312,682) 156,535,550 Policy and contract claim liabilities 209,526,698 14,022,376 (199,675,762) 23,873,312 Premium and annuity considerations 774,475,502 51,512,860 (751,972,988) 74,015,374 Annuity Benefits 392,489,618 7,122,853 (192,681,062) 206,931,409 Death, disability and other benefits 1,207,941,612 73,620,906 (1,277,266,621) 4,295,897 Surrenders and other fund withdrawals 2,452,684,835 158,857,240 (1,404,968,467) 1,206,573,608 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 44

A. External reinsurance The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2025, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $14.3 billion for Prudential Financial Inc. ("Prudential") offset by $11.1 billion of market value of assets held in trust, for a net exposure of $3.2 billion. In addition, reserve credits totaling $1.5 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.4 billion of market value of assets held in trust, for a net exposure of $0.1 billion. As of December 31, 2024, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $14.2 billion for Prudential offset by $10.8 billion of market value of assets held in trust, for a net exposure of $3.4 billion. In addition, reserve credits totaling $1.5 billion for Commonwealth Annuity and Life Insurance Company were offset by $1.4 billion of market value of assets held in trust, for a net exposure of $0.1 billion. The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $20,106,744 in 2025, a decrease of $850,632 from the 2024 balance of $20,957,376. The total amount of reinsurance credits taken for this agreement was $25,451,575 in 2025, a decrease of $1,076,749 from the 2024 balance of $26,528,324. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $13.2 million, $13.2 million, and $13.2 million in 2025, 2024 and 2023, respectively. In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $3.3 million, $3.3 million, and $3.3 million in 2025, 2024, and 2023, respectively. B. Reinsurance with Affiliates The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount. On July 1, 2025, the Company recaptured an affiliate reinsurance agreement, originally effective as of October 1, 2021, from TR Re. As a result of the recapture, the Company recorded interest maintenance reserve balances totaling $96 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 45

million and reduced funds withheld under reinsurance treaties with unauthorized reinsurers by $96 million. The Company also recorded negative ceded premiums totaling $10.6 billion, partially offset by reserve adjustments on reinsurance of $10.5 billion for recaptured insurance reserves previously ceded on a modified coinsurance basis. Additionally, the Company paid a recapture fee to TR Re of $190 million (before tax). On July 1, 2025, the Company entered into a reinsurance agreement on a coinsurance and modified coinsurance basis with TL (the “TL/TLA Reinsurance Agreement”), pursuant to which the Company reinsured certain variable annuity and payout reserves to TL. As a result, the Company recorded reserve credits for insurance reserves totaling $1.1 billion ceded on a coinsurance basis and ceded IMR balances totaling $21 million. The Company also recorded ceded premiums totaling $19.5 billion, partially offset by reserve adjustments on reinsurance of $18.3 billion for insurance reserves ceded on a modified coinsurance basis. As a result of the reinsurance, the Company recognized an after-tax deferred gain in surplus of $233 million which will be amortized into the Summary of Operations over the life of the business. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 46

7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, intercompany lending, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company reported $33,283,192 and $40,249,340 as payable to parents, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. Amounts are settled in accordance with terms of the agreements. Effective March 31, 2025, TLA entered into an agreement among several subsidiaries of Talcott Financial Group, Ltd. to optimize the use of cash by facilitating the lending and borrowing of funds between the Company and its affiliates (the “Cash Management Agreement”). The aggregate individual and combined (with TL) lending and borrowing amount permitted under the agreement for the Company is $1 billion. On December 31, 2025, TLA borrowed $300 million from TLI per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026. On November 17, 2025, TLA borrowed $300 million from TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest. On September 30, 2025, TLA borrowed $350 million from TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On November 17, 2025, this loan was repaid plus accrued interest. On July 1, 2025, TLA borrowed $350 million from TLI per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest. On March 31, 2025, TLA loaned $440 million to Talcott Financial Group ("TFG") under the Cash Management Agreement. The original interest rate of this loan was 4.92% and the maturity date was July 9, 2025. On June 5, 2025, $140 million was repaid to TLA with accrued interest and the loan was cancelled and reissued as a $300 million loan to TFG under the Cash Management Agreement. The interest rate at reissuance was 4.78% and the original maturity date was September 30, 2025. The loan was repaid with accrued interest on July 1, 2025. Effective September 21, 2022, TLA entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, TLR and TLAR. TLA may lend a total of $200 million in aggregate to the affiliates. TLA may also borrow a total of $600 million consisting of $200 million from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. This agreement was terminated effective March 31, 2025. On October 15, 2024, TLA loaned $140 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.21% and the maturity date was October 14, 2025. On March 31, 2025, this loan was repaid plus accrued interest. On July 3, 2024, TLA loaned $300 million to TL per the 2018 intercompany liquidity agreement. The interest rate of this loan was 5.06% and the maturity date was July 2, 2025. On March 31, 2025, this loan was repaid plus accrued interest. On January 27, 2023, TLA loaned $60M to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.5% and the maturity date was January 26, 2024. The loan was repaid on December 21, 2023. On October 16, 2023, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan is 5.22% and the maturity date is October 15, 2024. The loan was repaid on October 15, 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 47

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the "Liquidity Agreement") with TLA. The Agreement allows for short-term advances of funds between TL and TLA. Effective March 31, 2025, the aggregate lending and borrowing amount permitted under the agreement was amended from $1 billion to a total of $500 million. There are currently no advances outstanding. In July 2025, TL contributed 100% of the issued and outstanding shares of Talcott Resolution International Life Reassurance Company ("TIL"), valued at $13,311,343, to the Company. In July 2025, TL distributed 100% of the issued and outstanding shares of the Company to TR Re, which then became the Company's direct parent. An extraordinary dividend in the amount of $8,546,001 on July 1, 2025 was distributed by the Company, representing 100% of the common stock ownership in Talcott Resolution Distribution Company, Inc. On December 24, 2024, TLA paid a dividend of $275,000,000 to Talcott Resolution Life Insurance Company ("TL"), the Company's parent at the time. On July 6, 2023, TLA paid a dividend of $94,800,000 to TL, the Company's parent at the time. In June 2025, TLA sold approximately $110 million of Collateral Loan Obligations (CLO) to its parent at the time, TL, in exchange for cash. The exchange was completed prior to reorganization finalized in July. The exchange was accounted for at book value, as a non-economic transaction between parent and subsidiary. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 13. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The expense accrued for the Company during 2025 and 2024 was immaterial. As of June 1, 2018, TL adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in the Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. Subject to IRS limits, the employee can contribute up to 90% of their eligible compensation. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) $350,000 limit as of the most current year end. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The accrued liability for the company during 2025 and 2024 was immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2025 and 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 48

9. Debt A. FHLB (Federal Home Loan Bank) Agreements 1. The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, there were no advances outstanding. State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2025 and 2024, the Company's pledge limits were $184,000,000 and $157,000,000, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock. 2. FHLB Capital Stock a. Aggregate Totals 1. As of December 31, 2025 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A — — — b. Membership Stock - Class B 2,914,900 2,914,900 — c. Activity Stock — — — d. Excess Stock 87,500 87,500 — e. Aggregate Total (a+b+c+d) 3,002,400 3,002,400 — f. Actual or estimated borrowing capacity as determined by the insurer 184,000,000 184,000,000 — 2. As of December 31, 2024 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A — — — b. Membership Stock - Class B 3,254,300 3,254,300 — c. Activity Stock — — — d. Excess Stock — — — e. Aggregate Total (a+b+c+d) 3,254,300 3,254,300 — f. Actual or estimated borrowing capacity as determined by the insurer 157,000,000 157,000,000 — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 49

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2025 Eligible for Redemption Membership Stock 1 Current Period Total (2+3+4+5+6) 2 Not Eligible for Redemption 3 Less Than 6 Months 4 6 Months to Less than 1 Year 5 1 to Less than 3 Years 6 3 to 5 Years 1 Class A $ — $ — $ — $ — $ — 2 Class B 3,002,400 2,914,806 87,594 — — — 3. Collateral Pledged to FHLB a. Amount Pledged as of December 31, 2025 1 Fair Value 2 Carrying Value Aggregate Total Borrowing 1 Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3) $ 90,780,508 $ 96,444,026 $ — 2 Current Year General Account: Total Collateral Pledged 90,780,508 96,444,026 — 3 Current Year Separate Account: Total Collateral Pledged — — — 4 Prior Year-end Total General and Separate Accounts: Total Collateral Pledged 94,656,248 104,427,367 — b. Maximum Amount Pledged During Reporting Period 1 Fair Value 2 Carrying Value 3 Amount Borrowed at Time of Maximum Collateral 1 Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3) 93,683,964 103,248,363 $ — 2 Current Year General Account Maximum Collateral Pledged 93,683,964 103,248,363 — 3 Current Year Separate Account Maximum Collateral Pledged — — — 4 Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged 107,289,771 115,082,140 — 4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date The Company had no borrowings from the FHLB as of December 31, 2025 and 2024. c. FHLB - Prepayment Obligations The Company does not have any prepayment obligations as of December 31, 2025 and 2024. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 50

10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. For additional information on dividends paid in 2023, 2024 and 2025 see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $74,999,714 in 2026. Unassigned Funds The portion of unassigned funds represented or reduced by each item below at December 31 was as follows: 2025 2024 Unrealized capital losses, gross of tax $ 103,155,879 $ 50,211,598 Asset valuation reserve (122,433,569) (126,399,841) Nonadmitted asset values (91,520,600) (63,921,401) Separate Account expense allowance 4,156,155 23,568,381 11. Separate Accounts The Company maintained Separate Account assets totaling $24,106,820,931, $23,803,924,174 as of December 31, 2025 and 2024 respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts. The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2025 and 2024, the Company’s Separate Account statement included legally insulated assets of $24,106,820,931 and $23,803,924,174, respectively. Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations. Separate Account fees, net of minimum guarantees, were $453,919,629, $466,445,205 and $458,449,252 for the years ended December 31, 2025, 2024 and 2023, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 51

An analysis of the Separate Accounts as of December 31, 2025 is as follows: Indexed Nonindexed Guaranteed Less Than or Equal to 4% Nonindexed Guaranteed More Than 4% Nonguaranteed Separate Accounts Total Premium considerations or deposits for the year ended December 31, 2025 $ — $ — $ — $ 274,514,493 $ 274,514,493 Reserves at year-end: For accounts with assets at: Fair value $ — $ — $ — $ 24,065,027,892 $ 24,065,027,892 Amortized cost — — — — — Total reserves $ — $ — $ — $ 24,065,027,892 $ 24,065,027,892 By withdrawal characteristics: Subject to discretionary withdrawal $ — $ — $ — $ — $ — With market value adjustment — — — — — At book value without market value adjustment and with surrender charge of 5% or more — — — — — At fair value — — — 23,773,204,010 23,773,204,010 At book value without market value adjustment and with surrender charge of less than 5% — — — 74,242,486 74,242,486 Subtotal — — — 23,847,446,496 23,847,446,496 Not subject to discretionary withdrawal — — — 217,581,396 217,581,396 Total $ — $ — $ — $ 24,065,027,892 $ 24,065,027,892 Below is a reconciliation of net transfers from Separate Accounts: December 31, 2025 December 31, 2024 December 31, 2023 Transfer to Separate Accounts 274,514,493 $ 282,662,034 $ 254,614,683 Transfer from Separate Accounts 2,822,904,439 2,836,264,001 2,394,979,793 Net Transfer from Separate Accounts (2,548,389,946) (2,553,601,967) (2,140,365,110) Internal exchanges and other Separate Account activity (26,484,579) (7,574,602) (4,196,019) Transfer from Separate Accounts on the Statements of Operations $ (2,574,874,525) $ (2,561,176,569) $ (2,144,561,129) 12. Commitments and Contingent Liabilities A. Litigation On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. The lawsuit relates to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiff seeks to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident. Plaintiff alleges that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaint asserts claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 52

Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend the action. The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s financial condition, results of operations or cash flows in particular quarterly or annual periods. B. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2025, 2024, and 2023. The Company had immaterial guaranty fund receivables as of December 31, 2025 and 2024, respectively. C. Contingent Commitments As of December 31, 2025 and 2024, the Company has outstanding commitments totaling $558,686,348 and $291,031,590, respectively, of which $354,924,577 and $188,731,161, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2025 and 2024, $14,665,731 and $46,729,149, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $189,096,040 and $55,571,280 are related to various funding obligations associated with private placement securities, as of December 31, 2025 and 2024, respectively. Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2024 and December 31, 2023, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 53

D. Leases Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $895,060, $995,636 and $723,965 in 2025, 2024, and 2023, respectively. Future minimum rental commitments are immaterial. The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut. E. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2021, except for net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carryback years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events On January 28, 2026, the Company executed a funding agreement with a special purpose vehicle for $250 million, with the same effective date, when the initial funding occurred. Funding agreements are considered deposit-type contracts for U.S. Statutory reporting purposes. The Company recorded a deposit liability in line 3, Liability for deposit-type contracts, in the financial statements in the amount of the funding on the date the agreements were funded. On February 2, 2026, the Company paid down $250 million of the $300 million cash management agreement loan from TLI. See Note 7. Related Party Transactions for further detail on the loan. The Company has evaluated events subsequent to December 31, 2025, through March 27, 2026, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 54

Investment income earned: U.S. government bonds $ 11,319,964 Bonds exempt from U.S. tax — Other bonds (unaffiliated) 134,186,672 Bonds of affiliates 1,475,172 Preferred stocks (unaffiliated) (12,075) Preferred stocks of affiliates — Common stocks (unaffiliated) 1,188,312 Common stocks of affiliates — Mortgage loans 31,786,806 Real estate — Contract loans 11,407 Cash, cash equivalents and short-term investments 16,643,962 Derivative instruments (7,675,498) Other invested assets 52,835,884 Aggregate write-ins for investment expense (6,133,099) Gross investment income 235,627,507 Less: Investment expenses 14,284,371 Net investment income $ 221,343,136 Real estate owned - book value less encumbrances: $ — Mortgage loans - book value: Farm mortgages $ — Mezzanine mortgages — Commercial mortgages 577,794,520 Total mortgage loans $ 577,794,520 Mortgage loans by standing - book value: Good standing $ 577,794,520 Good standing with restructured terms — Interest overdue more than 90 days — Not in foreclosure — Foreclosure in process — Other long-term assets - statement value: $ 603,880,764 Collateral loans: $ — Bonds, cash equivalents and stock of parent, subsidiaries and affiliates - book value: Bonds $ 8,712,860 Preferred stocks — Common stocks 16,142,964 Bonds, cash equivalents and short-term investments by class and maturity: By maturity - statement value Due within one year or less $ 221,964,957 Over 1 year through 5 years 567,096,139 Over 5 years through 10 years 620,261,206 Over 10 years through 20 years 670,597,514 Over 20 years 913,988,653 No maturity Date — Total by maturity (1) $ 2,993,908,469 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 55

By class - statement value Class 1 $ 1,850,976,598 Class 2 1,116,318,149 Class 3 22,460,429 Class 4 1,074,083 Class 5 3,077,263 Class 6 1,947 Total by class (1) $ 2,993,908,469 Total publicly traded $ 1,842,685,647 Total privately placed 1,151,222,822 Total by major type (1) $ 2,993,908,469 (1) Excludes money market investments of $121,559,149 that have not been rated by the SVO and/or have not received exempt status. Investment balances: Preferred stocks - statement value $ 1,850,888 Common stocks - statement value 9,886,171 Short-term investments - statement value 946,363 Options, caps, floors, collars, swaps and forwards open - statement value 43,476,283 Futures open - fair value — Cash on deposit 73,049,108 Cash equivalents 121,559,149 Life insurance in force (in thousands): Industrial $ — Ordinary 107,654,070 Credit life — Group life 115,500 Amount of accidental death insurance in force under (in thousands): Ordinary policies $ 113,327 Policies with disability provisions in force (in thousands): Industrial $ — Ordinary 3,551,636 Credit life — Group life — Supplemental contracts in force: Ordinary - not involving life contingencies Amount on deposit $ — Income payable — Ordinary - involving life contingencies Amount on deposit $ — Income payable 254,818 Group - not involving life contingencies Amount on deposit $ — Income payable — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 56

Group - involving life contingencies Amount on deposit $ — Income payable — Annuities: Ordinary: Immediate - amount of income payable $ 141,535,643 Deferred fully paid: account balance 759,590,435 Deferred not fully paid: account balance 17,827,822 Group: Immediate - amount of income payable $ 17,899 Deferred fully paid: account balance 129,795,713 Deferred not fully paid: account balance — Accident and health insurance-premiums in force: Group $ — Credit — Other 130,831 Deposit funds and dividend accumulations: Deposit funds - account balance $ 9,278,721 Dividend accumulations - account balance 1,394,797 Claim payments (in thousands): Group accident and health 2025 — 2024 — 2023 — 2022 — 2021 — Prior — Other accident and health 2025 2 2024 2 2023 — 2022 — 2021 — Prior 105 Other coverages that use development methods to calculate claim reserves 2025 — 2024 — 2023 — 2022 — 2021 — Prior — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 57

Gross Investment Holdings Admitted Assets as Reported in the Annual Statement Investment Categories Amount Percentage Amount Percentage 1. Issuer Credit Obligations 1.01 U.S. Government Obligations $519,262,120 11.40 $519,262,120 11.40 1.02 All Other Government Obligations 0 0.00 0 0.00 1.03 Non-U.S. Sovereign Jurisdiction Securities 29,053,199 0.60 29,053,199 0.60 1.04 Municipal Bonds - General Obligations (Direct & Guaranteed) 9,117,203 0.20 9,117,203 0.20 1.05 Municipal Bonds - special revenue 82,747,214 1.80 82,747,214 1.80 1.06 Project finance bonds issued by operating entities 2,753,452 0.10 2,753,452 0.10 1.07 Corporate bonds 1,432,988,390 31.20 1,432,988,390 31.30 1.08 Mandatory convertible bonds 0 0.00 0 0.00 1.09 Single entity backed obligations 43,674,468 1.00 43,674,468 1.00 1.10 SVO-Identified bond exchange traded funds - fair value 0 0.00 0 0.00 1.11 SVO-Identified bond exchange traded funds - systematic value 0 0.00 0 0.00 1.12 Bonds Issued By Funds Representing Operating Entities 50,652,477 1.10 50,652,477 1.10 1.18 Total Issuer Credit Obligations 2,170,248,523 47.40 2,170,248,523 47.50 2. Asset-backed securities 2.01 Asset-backed securities, Financial asset-backed securities - self liquidating 803,673,344 17.60 803,673,344 17.60 2.02 Asset-backed securities, Financial asset-backed securities - not self- liquidating 0 0.00 0 0.00 2.03 Asset-backed securities, Non-financial asset-backed securities 19,040,279 0.40 19,040,279 0.40 2.04 Total Asset-backed Securities 822,713,623 18.00 822,713,623 18.00 3. Preferred Stocks 3.01 Preferred Stocks, Industrial and Miscellaneous (Unaffiliated) 1,850,888 0.00 1,850,888 0.00 3.02 Preferred Stocks, Parent, Subsidiaries and Affiliates 0 0.00 0 0.00 3.03 Total Preferred Stocks 1,850,888 0.00 1,850,888 0.00 4. Common Stocks 4.01 Common stocks, Industrial and miscellaneous - publicly traded (unaffiliated) 0 0.00 0 0.00 4.02 Common stocks, Industrial and miscellaneous - other (unaffiliated) 3,002,401 0.10 3,002,401 0.10 4.04 Common stocks, Parent, subsidiaries and affiliates - other 16,142,964 0.30 0 0.00 4.05 Common Stocks, Mutual Funds 6,883,770 0.20 6,883,770 0.20 4.09 Total Common Stocks 26,029,135 0.60 9,886,171 0.30 5. Mortgage Loans 5.01 Farm Mortgages 0 0.00 0 0.00 5.02 Residential Mortgages 0 0.00 0 0.00 5.03 Commercial Mortgages 577,794,520 12.60 577,794,520 12.70 5.04 Mezzanine Real Estate Loans 0 0.00 0 0.00 5.05 Total Valuation Allowance 0 0.00 0 0.00 5.06 Total Mortgage Loans 577,794,520 12.60 577,794,520 12.70 6. Real Estate 6.01 Properties Occupied by Company 0 0.00 0 0.00 6.02 Properties Held for Production of Income 0 0.00 0 0.00 6.03 Properties Held for Sale 0 0.00 0 0.00 6.04 Total Real Estate 0 0.00 0 0.00 7. Cash, Cash Equivalents, and Short-Term Investments:: 7.01 Cash 73,049,108 1.60 73,049,108 1.60 7.02 Cash Equivalents 121,559,149 2.70 121,559,149 2.70 7.03 Short-Term Investments 946,323 0.00 946,323 0.00 6.04 Total Cash, Cash Equivalents, and Short-Term Investments 195,554,580 4.30 195,554,580 4.30 8. Contract Loans 86,985,968 1.90 86,985,968 1.90 9. Derivatives 48,296,942 1.10 48,296,942 1.10 10. Other Invested Assets 603,880,764 13.20 603,880,764 13.30 11. Receivables for Securities 1,213,653 0.00 1,139,524 0.00 12. Securities Lending 0 0.00 0 0.00 13. Other Invested Assets 39,094,280 0.90 39,094,280 0.90 14. Total Invested Assets $4,573,662,876 100.00 $4,557,445,783 100.00 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SCHEDULE II - SUMMARY INVESTMENT SCHEDULE DECEMBER 31, 2025 58

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Reinsurance Credit 1. The Company has no reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791. 2. The Company has 9 reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied that include a provision that limits the reinsurer's assumption of risk. Reinsurance credit was reduced for the risk limiting features in all cases. 3. The Company has no reinsurance contracts that contain features which result in delays in payment in form or in fact. 4. The Company has no reinsurance accounting credits for contracts not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R. 5. The Company has not ceded any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement which is either: (i) accounted for as reinsurance under statutory accounting principles ("SAP") and as a deposit under generally accepted accounting principles ("GAAP") or (ii) accounted for as reinsurance under GAAP and a deposit under SAP. 6. Not applicable. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SCHEDULE IV - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS WITH RISK-LIMITING FEATURES DECEMBER 31, 2025 65